UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-21475

                                                     RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                                     Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.

RBC Plaza

60 South Sixth Street

                                         Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-313-1341

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

December 31, 2014 (Unaudited)

Shares		Value
Common Stocks — 97.74%
Consumer Discretionary — 11.51%
16,600	Dorman Products, Inc.*	$801,282
25,800	DSW, Inc., Class A	962,340
6,500	Fossil Group, Inc.*	719,810
44,520	LKQ Corp.*	1,251,902
17,200	Monro Muffler Brake, Inc.	994,160
4,600	Panera Bread Co., Class A*	804,080
25,800	Tractor Supply Co.	2,033,556
15,800	Vitamin Shoppe, Inc.*	767,564

		8,334,694

Consumer Staples — 7.04%
9,400	Casey’s General Stores, Inc.	849,008
13,400	Church & Dwight Co., Inc.	1,056,054
10,200	PriceSmart, Inc.	930,444
10,000	TreeHouse Foods, Inc.*	855,300
18,200	United Natural Foods, Inc.*	1,407,315

		5,098,121

Energy — 1.95%
15,280	Oceaneering International, Inc.	898,617
15,100	Unit Corp.*	514,910

		1,413,527

Financials — 9.31%
5,000	Affiliated Managers Group, Inc.*	1,061,200
19,000	Eaton Vance Corp.	777,670
13,400	First Cash Financial Services, Inc.*	745,978
19,400	HCC Insurance Holdings, Inc.	1,038,288
15,400	PRA Group, Inc.*	892,122
22,600	Raymond James Financial, Inc.	1,294,754
7,400	Signature Bank*	932,104

		6,742,116

Health Care — 21.73%
20,500	Cantel Medical Corp.	886,830
19,740	Catamaran Corp.*	1,021,545
15,000	Cepheid, Inc.*	812,100
12,500	Charles River Laboratories International, Inc.*	795,500
5,500	Edwards Lifesciences Corp.*	700,590
11,100	Henry Schein, Inc.*	1,511,265
8,600	IDEXX Laboratories, Inc.*	1,275,122
9,000	Integra LifeSciences Holdings Corp.*	488,070
4,800	Laboratory Corp of America Holdings*	517,920
15,300	Medidata Solutions, Inc.*	730,575
3,700	Mettler-Toledo International, Inc.*	1,119,102

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
7,900	MWI Veterinary Supply, Inc.*	$1,342,289
17,400	NuVasive, Inc.*	820,584
17,500	PAREXEL International Corp.*	972,300
9,800	Varian Medical Systems, Inc.*	847,798
9,000	Waters Corp.*	1,014,480
16,400	West Pharmaceutical Services, Inc.	873,136

		15,729,206

Industrials — 19.52%
5,700	Alliant Techsystems, Inc.	662,625
10,400	Chart Industries, Inc.*	355,680
14,300	Clean Harbors, Inc.*	687,115
25,000	Copart, Inc.*	912,250
19,140	Donaldson Co., Inc.	739,378
12,100	Flowserve Corp.	723,943
6,640	Huron Consulting Group, Inc.*	454,110
9,600	Jacobs Engineering Group, Inc.*	429,024
10,800	Landstar System, Inc.	783,324
8,400	Middleby Corp. (The)*	832,440
11,000	MSC Industrial Direct Co., Inc., Class A	893,750
10,700	Proto Labs, Inc.*	718,612
9,000	Stericycle, Inc.*	1,179,720
8,900	Teledyne Technologies, Inc.*	914,386
7,900	Towers Watson & Co., Class A	894,043
20,000	TriMas Corp.*	625,800
11,100	WageWorks, Inc.*	716,727
14,500	Waste Connections, Inc.	637,855
19,600	Woodward, Inc.	964,908

		14,125,690

Information Technology — 20.59%
9,920	ANSYS, Inc.*	813,440
29,900	Aruba Networks, Inc.*	543,582
18,910	Autodesk, Inc.*	1,135,735
20,500	Bottomline Technologies (DE), Inc.*	518,240
23,600	Cardtronics, Inc.*	910,488
6,400	F5 Networks, Inc.*	834,976
14,400	Global Payments, Inc.	1,162,512
12,800	Informatica Corp.*	488,128
12,700	Jack Henry & Associates, Inc.	789,178
8,700	Mercadolibre, Inc.	1,110,729
14,850	Microchip Technology, Inc.	669,883
15,950	National Instruments Corp.	495,885
18,000	Open Text Corp.	1,048,680
35,500	Riverbed Technology, Inc.*	724,555
11,500	SPS Commerce, Inc.*	651,245
21,400	Synopsys, Inc.*	930,258
8,500	Ultimate Software Group, Inc. (The)*	1,247,928

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
8,400	WEX, Inc.*	$830,928

		14,906,370

Materials — 6.09%
9,400	Airgas, Inc.	1,082,692
13,800	AptarGroup, Inc.	922,392
18,000	Balchem Corp.	1,199,520
14,700	HB Fuller Co.	654,591
8,900	Reliance Steel & Aluminum Co.	545,303

		4,404,498

Total Common Stocks		70,754,222

(Cost $44,643,215)
Investment Company — 2.45%
1,771,442	JPMorgan Prime Money Market Fund, Institutional Class	1,771,442

Total Investment Company		1,771,442

(Cost $1,771,442)

Total Investments		$72,525,664
(Cost $46,414,657)(a) — 100.19%

Liabilities in excess of other assets — (0.19)%		(140,326)

NET ASSETS — 100.00%		$72,385,338

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

December 31, 2014 (Unaudited)

Shares		Value
Common Stocks — 98.62%
Consumer Discretionary — 22.86%
147,243	Bridgepoint Education, Inc.*	$1,666,791
25,100	Carmike Cinemas, Inc.*	659,377
85,938	Delta Apparel, Inc.*	874,849
42,200	Destination Maternity Corp.	673,090
456,618	Destination XL Group, Inc.*	2,493,134
61,000	Grand Canyon Education, Inc.*	2,846,260
67,600	Jason Industries, Inc.*	665,860
89,100	Kona Grill, Inc.*	2,057,319
103,700	Libbey, Inc.*	3,260,328
46,000	Malibu Boats, Inc., Class A*	886,420
23,100	Red Robin Gourmet Burgers, Inc.*	1,778,123
173,900	Smith & Wesson Holding Corp.*	1,646,833
28,400	Sodastream International Ltd.*	571,408
205,100	Tandy Leather Factory, Inc.	1,852,053
100,400	Universal Electronics, Inc.*	6,529,012
240,300	ZAGG, Inc.*	1,631,637

		30,092,494

Consumer Staples — 1.17%
34,000	John B Sanfilippo & Son, Inc.	1,547,000

Energy — 4.25%
101,200	Callon Petroleum Co.*	551,540
143,500	Emerald Oil, Inc.*	172,200
26,408	Geospace Technologies Corp.*	699,812
40,500	Gulfport Energy Corp.*	1,690,470
115,600	Ring Energy, Inc.*	1,213,800
101,200	Synergy Resources Corp.*	1,269,048

		5,596,870

Financials — 13.04%
205,300	Asta Funding, Inc.*	1,796,375
50,600	Atlas Financial Holdings, Inc.*	825,792
70,900	Boston Private Financial Holdings, Inc.	955,023
103,959	CoBiz Financial, Inc.	1,364,982
207,900	Compass Diversified Holdings	3,378,375
22,234	East West Bancorp, Inc.	860,678
85,300	Gain Capital Holdings, Inc.	769,406
164,200	Gramercy Property Trust, Inc. REIT	1,132,980
27,323	Heritage Financial Corp.	479,518
57,400	LaSalle Hotel Properties REIT	2,322,978
27,626	Mercantile Bank Corp.	580,698
11,100	National Interstate Corp.	330,780
71,174	Northrim BanCorp, Inc.	1,867,606
74,400	Performant Financial Corp.*	494,760

		17,159,951

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
Health Care — 7.48%
274,000	BioScrip, Inc.*	$1,915,260
91,300	Exactech, Inc.*	2,151,941
96,000	iCAD, Inc.*	880,320
211,600	Streamline Health Solutions, Inc.*	916,228
36,900	SurModics, Inc.*	815,490
75,400	US Physical Therapy, Inc.	3,163,784

		9,843,023

Industrials — 25.02%
32,600	Acacia Research Corp.	552,244
81,500	Air Transport Services Group, Inc.*	697,640
79,000	AZZ, Inc.	3,706,680
163,525	Columbus McKinnon Corp.	4,585,241
34,235	CTPartners Executive Search, Inc.*	520,030
63,400	Ducommun, Inc.*	1,602,752
120,900	Ennis, Inc.	1,628,523
64,000	GP Strategies Corp.*	2,171,520
14,900	Graham Corp.	428,673
53,300	Greenbrier Cos., Inc. (The)	2,863,809
276,900	Hudson Technologies, Inc.*	1,043,913
32,300	Marten Transport Ltd.	706,078
32,800	Mistras Group, Inc.*	601,224
86,500	NN, Inc.	1,778,440
32,725	Old Dominion Freight Line, Inc.*	2,540,769
34,400	Orion Marine Group, Inc.*	380,120
38,000	Patrick Industries, Inc.*	1,671,240
135,900	PGT, Inc.*	1,308,717
76,800	Sparton Corp.*	2,176,512
50,150	Sun Hydraulics Corp.	1,974,907

		32,939,032

Information Technology — 16.35%
22,382	Aspen Technology, Inc.*	783,818
61,774	Computer Task Group, Inc.	588,706
35,400	comScore, Inc.*	1,643,622
275,300	CYREN Ltd.*	473,516
331,900	Glu Mobile, Inc.*	1,294,410
75,100	GSI Group, Inc.*	1,105,472
63,700	Interactive Intelligence Group, Inc.*	3,051,230
116,000	KEYW Holding Corp. (The)*	1,204,080
68,500	NIC, Inc.	1,232,315
111,100	Sapiens International Corp.*	818,807
104,342	Tessco Technologies, Inc.	3,025,918
43,800	Tyler Technologies, Inc.*	4,793,472
87,675	Vishay Precision Group, Inc.*	1,504,503

		21,519,869

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
Materials — 6.36%
43,116	Intertape Polymer Group, Inc.	$688,131
58,400	Koppers Holdings, Inc.	1,517,232
108,600	Landec Corp.*	1,499,766
264,900	OMNOVA Solutions, Inc.*	2,156,286
99,588	Universal Stainless & Alloy Products, Inc.*	2,504,638

		8,366,053

Telecommunication Services — 0.54%
385,700	Towerstream Corp.*	713,545

Utilities — 1.55%
55,800	Unitil Corp.	2,046,186

Total Common Stocks		129,824,023

(Cost $81,962,573)
Rights/Warrants — 0.07%
12,460	Imperial Holdings, Inc. Warrants, Expire 10/6/19*(a)	0
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*	51,609
6,203	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	37,342

Total Rights/Warrants		88,951

(Cost $0)

Exchange Traded Funds — 1.12%
36,100	SPDR S&P Regional Banking	1,469,270

Total Exchange Traded Funds		1,469,270

(Cost $973,021)
Investment Company — 0.25%
334,746	JPMorgan Prime Money Market Fund, Institutional Class	334,746

Total Investment Company		334,746

(Cost $334,746)

Total Investments		$131,716,990
(Cost $83,270,340)(b) — 100.06%

Liabilities in excess of other assets — (0.06)%		(76,517)

NET ASSETS — 100.00%		$131,640,473

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2014 (Unaudited)

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

December 31, 2014 (Unaudited)

Shares		Value
Common Stocks — 97.36%
Consumer Discretionary — 21.97%
36,600	Core-Mark Holding Co., Inc.	$2,266,638
63,800	Destination Maternity Corp.	1,017,610
586,000	Destination XL Group, Inc.*	3,199,560
71,600	Drew Industries, Inc.*	3,656,612
186,000	Fox Factory Holding Corp.*	3,018,780
100,900	Grand Canyon Education, Inc.*	4,707,994
71,340	Helen of Troy Ltd.*	4,641,380
77,900	Kona Grill, Inc.*	1,798,711
179,000	Libbey, Inc.*	5,627,760
75,867	Malibu Boats, Inc., Class A*	1,461,957
137,500	Performance Sports Group Ltd.*	2,473,625
287,800	Smith & Wesson Holding Corp.*	2,725,466
30,000	Sodastream International Ltd.*	603,600
84,562	Steven Madden Ltd.*	2,691,609
186,323	Universal Electronics, Inc.*	12,116,585
64,200	Vera Bradley, Inc.*	1,308,396
305,100	ZAGG, Inc.*	2,071,629

		55,387,912

Energy — 4.11%
24,500	Geospace Technologies Corp.*	649,250
88,700	Gulfport Energy Corp.*	3,702,338
307,500	Ring Energy, Inc.*	3,228,750
111,000	RSP Permian, Inc.*	2,790,540

		10,370,878

Financials — 12.33%
104,400	AMERISAFE, Inc.	4,422,384
56,000	AmTrust Financial Services, Inc.	3,150,000
12,800	BancFirst Corp.	811,392
59,800	Chemical Financial Corp.	1,832,272
37,900	Community Bank System, Inc.	1,445,127
366,700	Compass Diversified Holdings	5,958,875
139,700	FXCM, Inc., Class A	2,314,829
382,800	Gramercy Property Trust, Inc. REIT	2,641,320
74,000	LaSalle Hotel Properties REIT	2,994,780
63,400	ProAssurance Corp.	2,862,510
132,900	Safeguard Scientifics, Inc.*	2,634,078

		31,067,567

Health Care — 7.75%
21,300	Analogic Corp.	1,802,193
102,400	Bio-Reference Laboratories, Inc.*	3,290,112
377,600	BioScrip, Inc.*	2,639,424
42,600	Hanger, Inc.*	932,940
55,000	Masimo Corp.*	1,448,700

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
80,900	US Physical Therapy, Inc.	$3,394,564
113,000	West Pharmaceutical Services, Inc.	6,016,120

		19,524,053

Industrials — 26.34%
425,400	ACCO Brands Corp.*	3,832,854
108,804	Astronics Corp.*	6,017,949
122,522	AZZ, Inc.	5,748,732
203,800	Columbus McKinnon Corp.	5,714,552
103,300	Ducommun, Inc.*	2,611,424
108,700	EnerSys, Inc.	6,708,964
115,328	GP Strategies Corp.*	3,913,079
24,200	Graham Corp.	696,234
104,100	Greenbrier Cos., Inc. (The)	5,593,293
71,400	Hillenbrand, Inc.	2,463,300
121,500	Insteel Industries, Inc.	2,864,970
157,700	Interface, Inc.	2,597,319
41,900	Mistras Group, Inc.*	768,027
45,850	Old Dominion Freight Line, Inc.*	3,559,794
92,000	Patrick Industries, Inc.*	4,046,160
140,600	Primoris Services Corp.	3,267,544
63,500	Sun Hydraulics Corp.	2,500,630
40,000	Wabtec Corp.	3,475,600

		66,380,425

Information Technology — 18.50%
88,300	Interactive Intelligence Group, Inc.*	4,229,570
63,000	InterDigital, Inc.	3,332,700
44,500	InvenSense, Inc.*	723,570
115,200	KEYW Holding Corp. (The)*	1,195,776
134,600	NIC, Inc.	2,421,454
74,600	Skyworks Solutions, Inc.	5,424,166
106,000	Synaptics, Inc.*	7,297,040
168,900	Synchronoss Technologies, Inc.*	7,070,154
158,300	Take-Two Interactive Software, Inc.*	4,437,149
97,400	Tessco Technologies, Inc.	2,824,600
70,000	Tyler Technologies, Inc.*	7,660,800

		46,616,979

Materials — 4.95%
160,500	FutureFuel Corp.	2,089,710
79,189	Koppers Holdings, Inc.	2,057,330
64,900	Landec Corp.*	896,269
330,500	OMNOVA Solutions, Inc.*	2,690,270
110,100	PH Glatfelter Co.	2,815,257
77,091	Universal Stainless & Alloy Products, Inc.*	1,938,839

		12,487,675

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
Utilities — 1.41%
67,000	Laclede Group, Inc. (The)	$3,564,400

Total Common Stocks		245,399,889

(Cost $189,959,017)
Exchange Traded Funds — 1.00%
21,000	iShares Russell 2000 Index Fund	2,513,070

Total Exchange Traded Funds		2,513,070

(Cost $1,864,248)
Investment Company — 1.28%
3,225,204	JPMorgan Prime Money Market Fund, Institutional Class	3,225,204

Total Investment Company		3,225,204

(Cost $3,225,204)

Total Investments		$251,138,163
(Cost $195,048,469)(a) — 99.64%

Other assets in excess of liabilities — 0.36%		913,749

NET ASSETS — 100.00%		$252,051,912

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

December 31, 2014 (Unaudited)

Shares		Value
Common Stocks — 96.84%
Consumer Discretionary — 20.03%
25,100	AH Belo Corp., Class A	$260,538
15,000	ALCO Stores, Inc.*	630
3,725	Ambassadors International, Inc.*	28
18,000	Ambow Education Holding Ltd. ADR*	360
11,800	AMC Entertainment Holdings, Inc., Class A	308,924
11,900	America’s Car-Mart, Inc.*	635,222
6,400	Arctic Cat, Inc.	227,200
700	Biglari Holdings, Inc.*	279,657
37,800	Books-A-Million, Inc.*	64,638
13,427	Bowl America, Inc., Class A	192,275
27,800	Bridgepoint Education, Inc.*	314,696
11,800	Brown Shoe Co., Inc.	379,370
26,200	Build-A-Bear Workshop, Inc.*	526,620
45,100	Carriage Services, Inc.	944,845
18,200	Century Communities, Inc.*	314,496
17,800	Core-Mark Holding Co., Inc.	1,102,354
33,900	CSS Industries, Inc.	936,996
30,200	Delta Apparel, Inc.*	307,436
12,800	E.W. Scripps Co. (The), Class A*	286,080
33,500	Entercom Communications Corp., Class A*	407,360
22,400	Flexsteel Industries, Inc.	722,400
32,600	Fred’s, Inc., Class A	567,566
44,800	Harte-Hanks, Inc.	346,752
16,900	Haverty Furniture Cos., Inc.	371,969
9,000	Helen of Troy Ltd.*	585,540
44,400	hhgregg, Inc.*	336,108
27,100	Hooker Furniture Corp.	465,307
10,500	JAKKS Pacific, Inc.*	71,400
20,500	Johnson Outdoors, Inc., Class A	639,600
82,000	Journal Communications, Inc., Class A*	937,260
25,400	K12, Inc.*	301,498
23,500	Kid Brands, Inc.*	29
47,910	Lakeland Industries, Inc.*	448,917
95,270	Lazare Kaplan International, Inc.*	114,324
15,700	La-Z-Boy, Inc.	421,388
25,400	LeapFrog Enterprises, Inc.*	119,888
28,300	Lifetime Brands, Inc.	486,760
42,500	Luby’s, Inc.*	193,375
15,600	M/I Homes, Inc.*	358,176
45,900	Marcus Corp. (The)	849,609
28,500	MarineMax, Inc.*	571,425
2,140	Matthews International Corp., Class A	104,154
7,500	McRae Industries, Inc., Class A	234,750
22,600	Media General, Inc.*	378,098
21,300	Mestek, Inc.*	426,000
17,400	Modine Manufacturing Co.*	236,640

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
18,700	Movado Group, Inc.	$530,519
4,700	NACCO Industries, Inc., Class A	278,992
28,200	Nautilus, Inc.*	428,076
10,300	Nobility Homes, Inc.*	110,725
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	0
16,350	Perry Ellis International, Inc.*	423,955
119,400	Point.360*	47,772
51,900	Red Lion Hotels Corp.*	329,046
19,950	REX American Resources Corp.*	1,236,302
35,200	Rocky Brands, Inc.	466,752
61,500	Ruby Tuesday, Inc.*	420,660
15,700	Saga Communications, Inc., Class A	682,636
39,150	Salem Communications Corp., Class A	306,153
39,000	Shiloh Industries, Inc.*	613,470
82	Sizmek, Inc.*	513
22,300	Stage Stores, Inc.	461,610
21,800	Standard Motor Products, Inc.	831,016
28,900	Stein Mart, Inc.	422,518
16,900	Stoneridge, Inc.*	217,334
14,600	Strattec Security Corp.	1,205,668
36,500	Superior Industries International, Inc.	722,335
28,200	Systemax, Inc.*	380,700
65,200	Trans World Entertainment Corp.	214,508
30,200	TravelCenters of America LLC*	381,124
32,100	Unifi, Inc.*	954,333
31,100	Universal Technical Institute, Inc.	306,024
30,000	Universal Travel Group*(a)(b)(c)	0
45,600	VOXX International Corp.*	399,456
1,397	Walking Co. Holdings, Inc. (The)	9,430
15,700	WCI Communities, Inc.*	307,406
11,000	Weyco Group, Inc.	326,370

		30,794,061

Consumer Staples — 2.85%
7,350	Andersons, Inc. (The)	390,579
53,200	Central Garden and Pet Co.*	467,096
16,700	Chiquita Brands International, Inc.*	241,482
25,800	Ingles Markets, Inc., Class A	956,922
12,200	Oil-Dri Corp. of America	398,086
69,500	Omega Protein Corp.*	734,615
39,200	Roundy’s, Inc.	189,728
73,000	Royal Hawaiian Orchards LP*	222,650
29,640	SpartanNash Co.	774,790

		4,375,948

Energy — 2.36%
9,200	Basic Energy Services, Inc.*	64,492
38,900	Callon Petroleum Co.*	212,005

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
4,500	Calumet Specialty Products Partners LP	$100,845
14,600	Era Group, Inc.*	308,790
7,500	Global Partners LP	247,425
22,600	Harvest Natural Resources, Inc.*	40,906
27,900	Knightsbridge Tankers Ltd.	126,387
24,700	Natural Gas Services Group, Inc.*	569,088
26,800	Newpark Resources, Inc.*	255,672
9,800	Niska Gas Storage Partners LLC	29,008
53,100	North American Energy Partners, Inc.	166,734
14,600	PHI, Inc.*	514,796
11,900	PHI, Inc., Non voting*	445,060
12,300	Sanchez Production Partners LLC*	17,220
14,700	Swift Energy Co.*	59,535
17,600	Teekay Tankers, Ltd., Class A	89,056
110,300	Trico Marine Services, Inc.*(a)(b)(c)	0
51,400	W&T Offshore, Inc.	377,276

		3,624,295

Financials — 25.55%
39,150	Affirmative Insurance Holdings, Inc.*	48,546
12,800	AG Mortgage Investment Trust, Inc. REIT	237,696
14,500	Agree Realty Corp. REIT	450,805
14,970	American Independence Corp.*	147,604
29,990	Ameris Bancorp	768,944
11,200	AmREIT, Inc. REIT	297,248
21,800	Apollo Commercial Real Estate Finance, Inc. REIT	356,648
13,600	Apollo Residential Mortgage, Inc. REIT	214,472
58,600	Arbor Realty Trust, Inc. REIT	396,722
23,900	Ares Commercial Real Estate Corp. REIT	274,372
8,100	Arlington Asset Investment Corp., Class A	215,541
59,500	Asta Funding, Inc.*	520,625
17,400	Baldwin & Lyons, Inc., Class B	448,572
40,700	Banc of California, Inc.	466,829
12,400	Banco Latinoamericano de Comercio Exterior SA	373,240
49,900	Bancorp, Inc. (The)*	543,411
7,028	Banner Corp.	302,345
100,000	Beverly Hills Bancorp, Inc.*	120
33,600	California First National Bancorp	479,136
4,211	Capital Bank Financial Corp., Class A*	112,855
38,000	Capitol Bancorp Ltd.*(a)(b)(c)	0
37,100	Cedar Realty Trust, Inc. REIT	272,314
3,280	CIM Commercial Trust Corp. REIT	49,233
63,650	Citizens, Inc.*	483,740
101,200	Consumer Portfolio Services, Inc.*	744,832
15,756	Cowen Group, Inc., Class A*	75,629
35,777	Donegal Group, Inc., Class A	571,716
8,444	Donegal Group, Inc., Class B	181,968
73,540	Dynex Capital, Inc. REIT	606,705

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
22,700	EMC Insurance Group, Inc.	$804,942
24,800	Federal Agricultural Mortgage Corp., Class C	752,432
60,900	Federated National Holding Co.	1,471,344
29,500	First Defiance Financial Corp.	1,004,770
9,400	First Financial Corp.	334,828
41,200	First Merchants Corp.	937,300
38,000	First Place Financial Corp.*(a)(b)(c)	0
42,000	First State Bancorporation*(a)(b)(c)	0
660	Flagstar Bancorp, Inc.*	10,382
19,400	Forestar Group, Inc.*	298,760
36,500	Gain Capital Holdings, Inc.	329,230
11,200	Getty Realty Corp. REIT	203,952
7,100	Guaranty Bancorp.	102,524
7,000	HCI Group, Inc.	302,680
16,200	Heritage Insurance Holdings, Inc.*	314,766
33,300	HF Financial Corp.	464,535
6,040	HomeTrust Bancshares, Inc.*	100,626
9,459	Hudson Valley Holding Corp.	256,906
45,700	Independence Holding Co.	637,515
7,800	Infinity Property & Casualty Corp.	602,628
26,400	Intervest Bancshares Corp.	265,320
7,000	Investors Title Co.	506,520
28,400	JAVELIN Mortgage Investment Corp. REIT	294,508
41,600	JMP Group, Inc.	316,992
16,500	Kansas City Life Insurance Co.	792,495
29,900	Manning & Napier, Inc.	413,218
30,890	Marlin Business Services Corp.	634,172
60,150	Meadowbrook Insurance Group, Inc.	508,869
79,100	MicroFinancial, Inc.	807,215
20,200	MidSouth Bancorp, Inc.	350,268
23,100	Monmouth Real Estate Investment Corp. REIT, Class A	255,717
45,000	MutualFirst Financial, Inc.	988,650
5,300	National Security Group, Inc. (The)	73,670
3,500	National Western Life Insurance Co., Class A	942,375
9,900	Navigators Group, Inc. (The)*	726,066
39,788	Nicholas Financial, Inc.*	592,841
29,900	OFG Bancorp.	497,835
20,600	One Liberty Properties, Inc. REIT	487,602
15,700	Onebeacon Insurance Group, Ltd., Class A	254,340
9,700	Oppenheimer Holdings, Inc., Class A	225,525
14,800	Pacific Mercantile Bancorp*	104,192
2,468	Park Sterling Corp.	18,140
18,000	PennyMac Financial Services, Inc. Class A*	311,400
25,200	Peoples Bancorp, Inc.	653,436
7,300	Piper Jaffray Cos.*	424,057
15,900	Provident Financial Holdings, Inc.	240,567
17,400	Ramco-Gershenson Properties Trust REIT	326,076
8,100	RE/MAX Holdings, Inc. Class A	277,425

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
22,500	Regional Management Corp.*	$355,725
39,674	Reis, Inc.	1,038,269
20,400	Resource Capital Corp. REIT	102,816
9,100	Safety Insurance Group, Inc.	582,491
12,300	Simmons First National Corp., Class A	499,995
6,793	South State Corp.	455,674
33,500	Southwest Bancorp, Inc.	581,560
50,662	Sterling Bancorp	728,520
10,600	Stewart Information Services Corp.	392,624
3,140	Sun Bancorp, Inc.*	60,916
41,900	SWS Group, Inc.*	289,529
54,000	TierOne Corp.*(a)(b)(c)	0
22,000	UMH Properties, Inc. REIT	210,100
52,000	Unico American Corp.*	611,000
88,216	United Community Financial Corp.	473,720
19,000	United Western Bancorp, Inc.*(a)(b)(c)	0
10,800	Urstadt Biddle Properties, Inc. REIT, Class A	236,304
21,900	Walker & Dunlop, Inc.*	384,126
14,041	Western Asset Mortgage Capital Corp. REIT	206,403
23,400	Whitestone REIT	353,574
31,800	Winthrop Realty Trust REIT	495,762
12,100	ZAIS Financial Corp. REIT	208,725
4,600	Ziegler Cos., Inc. (The)(a)(c)	149,500

		39,278,812

Health Care — 3.92%
30,800	Albany Molecular Research, Inc.*	501,424
11,000	American Shared Hospital Services*	31,350
34,900	AngioDynamics, Inc.*	663,449
26,200	BioScrip, Inc.*	183,138
18,200	Cambrex Corp.*	393,484
18,800	CONMED Corp.	845,248
10,300	Cross Country Healthcare, Inc.*	128,544
55,200	CryoLife, Inc.	625,416
55,200	Five Star Quality Care, Inc.*	229,080
20,370	Hanger, Inc.*	446,103
4,700	Invacare Corp.	78,772
6,300	Kewaunee Scientific Corp.	112,140
9,662	Kindred Healthcare, Inc.	175,655
15,000	MedCath Corp.*(a)(b)(c)	0
49,300	PharMerica Corp.*	1,021,003
11,125	Symmetry Surgical, Inc.*	86,664
21,100	Triple-S Management Corp., Class B*	504,501

		6,025,971

Industrials — 24.19%
39,339	Aceto Corp.	853,656
38,500	Aegean Marine Petroleum Network, Inc.	539,770

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
3,000	Aegion Corp.*	$55,830
17,300	Alamo Group, Inc.	838,012
80,900	Allied Motion Technologies, Inc.	1,916,521
7,100	Altra Industrial Motion Corp.	201,569
47,700	Ameresco, Inc., Class A*	333,900
11,400	Ampco-Pittsburgh Corp.	219,450
8,100	AMREP Corp.*	31,104
9,100	Argan, Inc.	306,124
19,200	Baltic Trading Ltd.	48,192
20,200	CAI International, Inc.*	468,640
49,800	CBIZ, Inc.*	426,288
20,700	CDI Corp.	366,597
8,774	Ceco Environmental Corp.	136,348
35,900	Celadon Group, Inc.	814,571
85,425	Cenveo, Inc.*	179,393
2,400	Chicago Rivet & Machine Co.	73,680
17,800	Comfort Systems USA, Inc.	304,736
31,878	Compx International, Inc.	376,160
30,800	Dolan Co. (The)*(c)	1,879
13,600	Douglas Dynamics, Inc.	291,448
27,500	Ducommun, Inc.*	695,200
16,100	Dycom Industries, Inc.*	564,949
45	Eagle Bulk Shipping, Inc.	660
13,100	Eastern Co. (The)	224,665
8,480	Ecology and Environment, Inc., Class A	77,931
13,600	Encore Wire Corp.	507,688
40,500	Ennis, Inc.	545,535
4,600	EnPro Industries, Inc.*	288,696
20,100	Espey Manufacturing & Electronics Corp.	478,380
27,000	Federal Signal Corp.	416,880
19,900	FLY Leasing Ltd. ADR	261,685
42,400	Furmanite Corp.*	331,568
11,300	G&K Services, Inc., Class A	800,605
22,300	GenCorp, Inc.*	408,090
32,900	Gibraltar Industries, Inc.*	534,954
22,100	Global Power Equipment Group, Inc.	305,201
8,600	GP Strategies Corp.*	291,798
14,100	Greenbrier Cos., Inc. (The)	757,593
29,000	Griffon Corp.	385,700
22,250	Hardinge, Inc.	265,220
7,600	Hill International, Inc.*	29,184
23,350	International Shipholding Corp.	347,915
23,500	Jinpan International Ltd.	151,340
9,900	Kadant, Inc.	422,631
11,700	Key Technology, Inc.*	149,760
7,600	Kforce, Inc.	183,388
34,800	Kimball International, Inc., Class B	317,376
3,908	Kratos Defense & Security Solutions, Inc.*	19,618

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
64,000	LECG Corp.*	$77
33,000	LS Starrett Co. (The), Class A	657,690
44,250	LSI Industries, Inc.	300,457
40,700	Lydall, Inc.*	1,335,774
30,012	Marten Transport Ltd.	656,062
44,100	Meritor, Inc.*	668,115
72,000	Mesa Air Group, Inc.*(a)(b)(c)	0
85,194	MFC Industrial Ltd.	603,174
34,900	Miller Industries, Inc.	725,571
18,000	Mistras Group, Inc.*	329,940
4,900	National Presto Industries, Inc.	284,396
29,500	NN, Inc.	606,520
15,800	Northwest Pipe Co.*	475,896
34,500	Orion Marine Group, Inc.*	381,225
46,900	PAM Transportation Services, Inc.*	2,431,296
5,200	Paragon Shipping, Inc., Class A*	14,092
21,160	Patrick Industries, Inc.*	930,617
11,700	PowerSecure International, Inc.*	136,305
25,000	RCM Technologies, Inc.*	175,000
20,500	Rush Enterprises, Inc., Class A*	657,025
39,700	Safe Bulkers, Inc.	155,227
10,900	Signature Group Holdings, Inc.*	77,935
11,500	SL Industries, Inc.*	448,500
18,200	Sparton Corp.*	515,788
9,700	Standex International Corp.	749,422
37,900	Superior Uniform Group, Inc.	1,113,123
53,820	Supreme Industries, Inc., Class A	379,969
4,269	SYKES Enterprises, Inc.*	100,193
22,200	Tredegar Corp.	499,278
11,800	Universal Forest Products, Inc.	627,760
13,900	USA Truck, Inc.*	394,760
19,000	Viad Corp.	506,540
43,200	Volt Information Sciences, Inc.*	463,536
33,600	Willdan Group, Inc.*	453,264
35,200	Willis Lease Finance Corp.*	770,880

		37,173,485

Information Technology — 9.28%
60,700	Acorn Energy, Inc.*	46,800
10,800	Black Box Corp.	258,120
26,000	Blucora, Inc.*	360,100
59,200	CIBER, Inc.*	210,160
50,000	Comarco, Inc.*	7,000
18,400	Communications Systems, Inc.	196,696
34,800	CTS Corp.	620,484
25,600	Digi International, Inc.*	237,824
24,700	Edgewater Technology, Inc.*	185,373
30,600	Electro Rent Corp.	429,624

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
14,400	Electro Scientific Industries, Inc.	$111,744
12,500	ePlus, Inc.*	946,125
8,000	Exar Corp.*	81,600
8,200	Fabrinet*	145,468
40,800	Global Cash Access Holdings, Inc.*	291,720
17,532	GSI Group, Inc.*	258,071
33,400	Insight Enterprises, Inc.*	864,726
54,375	Integrated Silicon Solution, Inc.	900,994
13,000	JinkoSolar Holding Co. Ltd. ADR*	256,230
4,800	Kemet Corp.*	20,160
26,100	Kimball Electronics, Inc.*	313,722
18,300	Magal Security Systems Ltd.*	105,957
2,285	Mecklermedia Corp.*	1,028
39,700	Methode Electronics, Inc.	1,449,447
33,500	Newport Corp.*	640,185
70,415	Optical Cable Corp.	318,980
7,600	Park Electrochemical Corp.	189,468
45,200	PC Connection, Inc.	1,109,660
58,700	Perceptron, Inc.	584,065
31,730	Photronics, Inc.*	263,676
40,600	Richardson Electronics Ltd.	406,000
24,600	Rudolph Technologies, Inc.*	251,658
60,100	Sigmatron International, Inc.*	401,468
7,300	STR Holdings, Inc.*	10,001
25,600	Tessco Technologies, Inc.	742,400
23,200	Vishay Precision Group, Inc.*	398,112
14,286	WPCS International, Inc.*	3,976
35,300	XO Group, Inc.*	642,813

		14,261,635

Materials — 4.67%
27,200	American Vanguard Corp.	316,064
37,000	Blue Earth Refineries, Inc.*(a)(b)(c)	0
15,700	China Green Agriculture, Inc.	23,864
15,400	Friedman Industries, Inc.	107,954
24,700	FutureFuel Corp.	321,594
4,300	Hawkins, Inc.	186,319
13,900	Innospec, Inc.	593,530
15,300	KMG Chemicals, Inc.	306,000
12,900	Materion Corp.	454,467
21,600	Myers Industries, Inc.	380,160
6,800	Neenah Paper, Inc.	409,836
10,400	North American Palladium Ltd.*	1,397
18,100	Olympic Steel, Inc.	321,818
54,400	OMNOVA Solutions, Inc.*	442,816
32,400	Penford Corp.*	605,556
5,200	Quaker Chemical Corp.	478,608
18,400	Schulman (A), Inc.	745,752

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
4,700	Stepan Co.	$188,376
67,100	Thompson Creek Metals Co., Inc.*	112,057
22,100	Trecora Resources*	324,870
16,000	Universal Stainless & Alloy Products, Inc.*	402,400
3,200	Vulcan International Corp.	126,464
21,300	Zep, Inc.	322,695

		7,172,597

Telecommunication Services — 0.61%
46,300	Premiere Global Services, Inc.*	491,706
25,800	Spok Holdings, Inc.	447,888

		939,594

Utilities — 3.38%
15,500	American States Water Co.	583,730
5,108	California Water Service Group	125,708
20,085	Chesapeake Utilities Corp.	997,421
18,700	Connecticut Water Service, Inc.	678,623
16,100	Delta Natural Gas Co., Inc.	342,125
16,600	Empire District Electric Co. (The)	493,684
24,300	Middlesex Water Co.	560,358
18,600	SJW Corp.	597,432
22,276	Unitil Corp.	816,861

		5,195,942

Total Common Stocks		148,842,340

(Cost $116,008,355)
Preferred Stocks — 0.64%
3,122	Alere, Inc.	983,430

Total Preferred Stocks		983,430

(Cost $504,723)
Exchange Traded Funds — 0.28%
2,700	iShares Russell Microcap Index Fund	207,846
13,400	PowerShares Zacks Micro Cap Portfolio	217,080

Total Exchange Traded Funds		424,926

(Cost $210,668)
Rights/Warrants — 0.03%
724	Eagle Bulk Shipping, Inc. Warrants, Expire 10/15/21*	985
992	Genco Shipping & Trading Ltd. Warrants, Expire 7/9/21*	1,696
32,000	Southern Community Financial Corp. Rights*(a)(c)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*	29,827
3,585	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	21,582

Total Rights/Warrants		54,090

(Cost $73,488)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)(c)	$0
1,625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 2.07%
3,182,985	JPMorgan Prime Money Market Fund, Institutional Class	3,182,985

Total Investment Company		3,182,985

(Cost $3,182,985)

Total Investments		$153,487,771
(Cost $119,980,219)(d) — 99.86%

Other assets in excess of liabilities — 0.14%		207,732

NET ASSETS — 100.00%		$153,695,503

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2014 (Unaudited)

*	Non-income producing security.
(a)	This security is considered illiquid as to its marketability.

The total investment in restricted and illiquid securities representing $149,500 or 0.10% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/14 Carrying Value Per Unit
37,000	Blue Earth Refineries, Inc.	11/24/2003	$—	$—
38,000	Capitol Bancorp Ltd.	09/27/2004	$1,137,893	$—
38,000	First Place Financial Corp.	02/18/2004	$730,667	$—
42,000	First State Bancorporation	09/28/2004	$668,082	$—
15,000	MedCath Corp.	05/23/2008	$78,842	$—
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$—
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$—
32,000	Southern Community Financial Corp. Rights	10/02/2012	$—	$—
54,000	TierOne Corp.	02/18/2004	$1,223,407	$—
110,300	Trico Marine Services, Inc.	02/03/2009	$518,857	$—
30,000	Universal Travel Group	09/13/2010	$157,113	$—
19,000	United Western Bancorp, Inc.	09/26/2007	$173,961	$—
4,600	Ziegler Cos., Inc. (The)	01/04/1988	$72,899	$32.50

Acquisition Principal Amount
$1,947	Trenwick America Corp.	05/18/2006	$—	$—
$1,625	Trenwick America Corp.	05/18/2006	$—	$—

(b)	Security delisted or issuer in bankruptcy.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

December 31, 2014 (Unaudited)

Shares		Value
Common Stocks — 95.15%
Consumer Discretionary — 12.08%
2,050	Ascena Retail Group, Inc.*	$25,748
1,780	Best Buy Co., Inc.	69,384
1,730	Brunswick Corp.	88,680
2,455	Jarden Corp.*	117,545
2,970	Newell Rubbermaid, Inc.	113,127
1,360	Penske Automotive Group, Inc.	66,735
2,370	Taylor Morrison Home Corp., Class A*	44,769
1,561	Tenneco, Inc.*	88,368

		614,356

Energy — 5.16%
380	Concho Resources, Inc.*	37,905
860	Gulfport Energy Corp.*	35,896
460	Helmerich & Payne, Inc.	31,013
1,250	Range Resources Corp.	66,813
910	RSP Permian, Inc.*	22,877
910	Tesoro Corp.	67,659

		262,163

Financials — 27.91%
1,430	American Financial Group, Inc.	86,830
1,710	AmTrust Financial Services, Inc.	96,188
620	Arthur J Gallagher & Co.	29,190
2,180	CIT Group, Inc.	104,269
3,310	Columbia Property Trust, Inc. REIT	83,909
4,200	Compass Diversified Holdings	68,250
5,720	Fifth Third Bancorp	116,545
800	First Republic Bank	41,696
3,660	Hartford Financial Services Group, Inc. (The)	152,585
1,540	HCC Insurance Holdings, Inc.	82,421
11,060	Huntington Bancshares, Inc.	116,351
890	LaSalle Hotel Properties REIT	36,018
1,650	Lincoln National Corp.	95,156
5,030	National General Holdings Corp.	93,608
570	Reinsurance Group of America, Inc.	49,943
1,900	Starwood Property Trust, Inc. REIT	44,156
3,600	Sterling Bancorp	51,768
1,130	Unum Group	39,414
900	XL Group Plc	30,933

		1,419,230

Health Care — 4.95%
1,660	Mylan, Inc.*	93,574
410	Teleflex, Inc.	47,076
1,000	Universal Health Services, Inc., Class B	111,260

		251,910

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
Industrials — 18.34%
1,510	Carlisle Cos., Inc.	$136,262
980	Fluor Corp.	59,417
1,430	Herman Miller, Inc.	42,085
270	Kirby Corp.*	21,800
2,250	MRC Global, Inc.*	34,088
230	Parker-Hannifin Corp.	29,660
1,900	Primoris Services Corp.	44,156
600	Regal-Beloit Corp.	45,120
1,260	Ryder System, Inc.	116,991
640	Spirit Airlines, Inc.*	48,371
810	Stanley Black & Decker, Inc.	77,825
3,380	Swift Transporation Co.*	96,769
790	Triumph Group, Inc.	53,104
630	United Rentals, Inc.*	64,266
1,420	Waste Connections, Inc.	62,466

		932,380

Information Technology — 10.19%
1,830	AOL, Inc.*	84,491
990	Arrow Electronics, Inc.*	57,311
800	Coherent, Inc.*	48,576
1,520	Freescale Semiconductor Ltd.*	38,350
1,140	NXP Semiconductor NV*	87,096
5,080	RF Micro Devices, Inc.*	84,277
530	Seagate Technology Plc	35,245
1,140	Skyworks Solutions, Inc.	82,889

		518,235

Materials — 9.03%
730	Ashland, Inc.	87,425
1,230	Avery Dennison Corp.	63,812
560	Carpenter Technology Corp.	27,580
1,360	Crown Holdings, Inc.*	69,224
1,578	Cytec Industries, Inc.	72,856
4,910	Ferro Corp.*	63,634
460	Packaging Corp. of America	35,903
630	Reliance Steel & Aluminum Co.	38,600

		459,034

Utilities — 7.49%
1,960	Calpine Corp.*	43,375
3,190	CMS Energy Corp.	110,853
590	Edison International	38,633
1,810	Laclede Group, Inc. (The)	96,292
920	NorthWestern Corp.	52,054
1,050	Portland General Electric Co.	39,722

		380,929

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
Total Common Stocks		$4,838,237

(Cost $4,478,102)
Investment Company — 4.69%
238,396	JPMorgan Prime Money Market Fund, Institutional Class	238,396

Total Investment Company		238,396

(Cost $238,396)

Total Investments		$5,076,633
(Cost $4,716,498)(a) — 99.84%

Other assets in excess of liabilities — 0.16%		8,213

NET ASSETS — 100.00%		$5,084,846

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

December 31, 2014 (Unaudited)

Shares		Value
Common Stocks — 96.74%
Consumer Discretionary — 15.15%
700	ANN INC.*	$25,536
1,500	Ascena Retail Group, Inc.*	18,840
1,900	Bridgepoint Education, Inc.*	21,508
2,870	Carriage Services, Inc.	60,127
950	Conn’s, Inc.*	17,755
1,300	Dana Holding Corp.	28,262
900	Destination Maternity Corp.	14,355
1,100	Helen of Troy Ltd.*	71,566
1,800	Jarden Corp.*	86,184
6,000	Jason Industries, Inc.*	59,100
2,800	Libbey, Inc.*	88,032
5,600	Smith & Wesson Holding Corp.*	53,032
5,900	Tandy Leather Factory, Inc.	53,277
2,670	Taylor Morrison Home Corp., Class A*	50,436
1,350	Universal Electronics, Inc.*	87,791
1,200	Vera Bradley, Inc.*	24,456

		760,257

Consumer Staples — 0.91%
1,000	John B Sanfilippo & Son, Inc.	45,500

Energy — 4.28%
1,370	Gulfport Energy Corp.*	57,184
2,000	Natural Gas Services Group, Inc.*	46,080
6,700	Ring Energy, Inc.*	70,350
1,640	RSP Permian, Inc.*	41,230

		214,844

Financials — 29.08%
1,600	American Financial Group, Inc.	97,152
1,900	AMERISAFE, Inc.	80,484
5,000	Cardinal Financial Corp.	99,150
2,600	Chemical Financial Corp.	79,664
3,700	CoBiz Financial, Inc.	48,581
2,850	Columbia Property Trust, Inc. REIT	72,247
1,500	Community Bank System, Inc.	57,195
7,810	Compass Diversified Holdings	126,913
1,500	CubeSmart REIT	33,105
1,400	DiamondRock Hospitality Co. REIT	20,818
4,200	Fulton Financial Corp.	51,912
2,800	FXCM, Inc., Class A	46,396
3,200	Heritage Financial Corp.	56,160
5,000	Huntington Bancshares, Inc.	52,600
1,100	LaSalle Hotel Properties REIT	44,517
3,000	National General Holdings Corp.	55,830
2,000	Northrim BanCorp, Inc.	52,480
1,500	ProAssurance Corp.	67,725

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
910	Reinsurance Group of America, Inc.	$79,734
6,200	Rexford Industrial Realty, Inc. REIT	97,402
3,100	Safeguard Scientifics, Inc.*	61,442
1,630	STAG Industrial, Inc. REIT	39,935
1,400	Synovus Financial Corp.	37,926

		1,459,368

Health Care — 7.27%
1,560	Bio-Reference Laboratories, Inc.*	50,123
4,100	BioScrip, Inc.*	28,659
7,100	iCAD, Inc.*	65,107
2,000	Merit Medical Systems, Inc.*	34,660
2,500	PharMerica Corp.*	51,775
500	Teleflex, Inc.	57,410
1,450	West Pharmaceutical Services, Inc.	77,198

		364,932

Industrials — 16.54%
8,400	ACCO Brands Corp.*	75,684
2,500	Columbus McKinnon Corp.	70,100
1,400	EnerSys, Inc.	86,408
3,400	Ennis, Inc.	45,798
1,700	Greenbrier Cos., Inc. (The)	91,341
390	Kirby Corp.*	31,488
3,100	Marten Transport Ltd.	67,766
3,300	NN, Inc.	67,848
1,600	Patrick Industries, Inc.*	70,368
5,680	PGT, Inc.*	54,698
2,520	Primoris Services Corp.	58,565
1,800	Roadrunner Transportation Systems, Inc.*	42,030
900	Spirit Airlines, Inc.*	68,022

		830,116

Information Technology — 8.84%
2,070	AOL, Inc.*	95,572
980	Coherent, Inc.*	59,506
2,950	Fairchild Semiconductor International, Inc.*	49,796
6,200	RF Micro Devices, Inc.*	102,858
2,840	Take-Two Interactive Software, Inc.*	79,605
3,300	Vishay Precision Group, Inc.*	56,628

		443,965

Materials — 5.73%
300	Ashland, Inc.	35,928
1,400	Crown Holdings, Inc.*	71,260
4,000	Ferro Corp.*	51,840
300	Kaiser Aluminum Corp.	21,429
6,000	OMNOVA Solutions, Inc.*	48,840

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
800	Owens-Illinois, Inc.*	$21,592
600	Reliance Steel & Aluminum Co.	36,762

		287,651

Utilities — 8.94%
2,800	Laclede Group, Inc. (The)	148,960
2,670	NorthWestern Corp.	151,068
3,930	Portland General Electric Co.	148,672

		448,700

Total Common Stocks		4,855,333

(Cost $4,764,877)
Investment Company — 4.46%
223,718	RBC Prime Money Market Fund, Institutional Class 1(a)	223,718

Total Investment Company		223,718

(Cost $223,718)

Total Investments		$5,079,051
(Cost $4,988,595)(b) — 101.20%

Liabilities in excess of other assets — (1.20)%		(60,373)

NET ASSETS — 100.00%		$5,018,678

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

December 31, 2014 (Unaudited)

Principal Amount		Value
Asset Backed Commercial Paper — 2.11%
Finance - Diversified Domestic — 2.11%
$40,000,000	Cancara Asset Securitisation LLC, 0.15%, 1/6/15(a)(b)	$39,999,333
25,000,000	Cancara Asset Securitisation LLC, 0.23%, 3/19/15(a)(b)	24,987,861
50,000,000	Kells Funding LLC, 0.24%, 1/7/15(a)	50,000,000
35,000,000	Kells Funding LLC, 0.24%, 2/5/15(a)	35,000,345
35,000,000	Kells Funding LLC, 0.24%, 2/5/15(a)	35,000,028
20,000,000	Kells Funding LLC, 0.34%, 10/19/15(a)(b)	19,945,222

Total Asset Backed Commercial Paper		204,932,789

(Cost $204,932,789)
Commercial Paper — 24.18%
Banks - Australia & New Zealand — 2.99%
35,000,000	Australia & New Zealand Banking Group Ltd., 0.19%, 4/21/15(a)(b)	34,980,395
25,000,000	Commonwealth Bank Australia, 0.23%, 2/6/15(a)	25,000,000
25,000,000	Commonwealth Bank Australia, 0.24%, 3/19/15(a)	24,999,476
20,000,000	Commonwealth Bank Australia, 0.24%, 5/7/15(a)	20,002,166
25,000,000	Commonwealth Bank Australia, 0.24%, 7/8/15(a)	25,000,000
25,000,000	Commonwealth Bank Australia, 0.24%, 8/14/15(a)	25,000,000
25,000,000	Commonwealth Bank Australia, 0.25%, 5/15/15(a)	25,001,016
25,000,000	Commonwealth Bank Australia, 0.25%, 11/9/15(a)	25,000,626
10,000,000	Westpac Banking Corp., 0.16%, 4/29/15(a)	10,000,524
25,000,000	Westpac Banking Corp., 0.24%, 4/24/15(a)	25,000,000
15,000,000	Westpac Banking Corp., 0.26%, 7/8/15	15,001,307
30,500,000	Westpac Banking Corp., 1.38%, 7/17/15(a)	30,665,122
5,125,000	Westpac Banking Corp., 3.00%, 8/4/15	5,201,914

		290,852,546

Banks - Canadian — 0.51%
50,000,000	Toronto Dominion Holdings USA, 0.15%, 1/20/15(a)	49,996,250

Banks - Domestic — 0.31%
30,000,000	JP Morgan Securities LLC, 0.28%, 1/16/15	30,000,000

Banks - Foreign — 2.82%
50,000,000	Credit Suisse New York, 0.22%, 1/2/15(b)	50,000,000
50,000,000	DnB NOR Bank ASA, 0.23%, 4/13/15(a)(b)	49,967,736
50,000,000	Nederlandse Waterschapsbank NV, 0.21%, 5/18/15(a)	49,960,333
46,500,000	Svenska Handelsbanken AB, 0.17%, 2/2/15(a)(b)	46,493,193
50,000,000	Svenska Handelsbanken AB, 0.18%, 2/23/15(a)(b)	49,987,000
27,300,000	Svenska Handelsbanken AB, 0.21%, 2/23/15(a)(b)	27,291,916

		273,700,178

Banks - Japanese — 1.03%
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.15%, 1/13/15(a)(b)	49,997,708
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.19%, 3/2/15(a)(b)	49,984,431

		99,982,139

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
Banks - United Kingdom — 1.60%
$ 30,900,000	Lloyds TSB Bank Plc NY, 0.19%, 1/16/15(b)	$30,897,717
50,000,000	Standard Chartered Bank, 0.18%, 2/3/15(a)(b)	49,992,000
25,000,000	Standard Chartered Bank, 0.27%, 1/7/15(a)(b)	24,999,064
50,000,000	Standard Chartered Bank, 0.27%, 1/21/15(a)(b)	49,992,875

		155,881,656

Consumer Discretionary — 1.18%
70,000,000	Coca-Cola Co., 0.20%, 1/14/15(a)(b)	69,995,333
24,250,000	Coca-Cola Co., 0.25%, 7/9/15(a)(b)	24,218,340
20,000,000	Coca-Cola Co., 0.27%, 9/21/15(a)(b)	19,960,700

		114,174,373

Finance - Diversified Domestic — 3.37%
55,000,000	ABB Treasury Center USA, Inc., 0.13%, 1/5/15(a)(b)	54,999,404
30,000,000	Cargill Global Funding Plc, 0.12%, 1/5/15(a)(b)	29,999,700
43,000,000	John Deere Financial Ltd., 0.12%, 1/15/15(a)(b)	42,998,137
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.30%, 3/4/15(a)(b)	24,987,292
25,000,000	Toyota Credit Canada Inc., 0.23%, 4/21/15(b)	24,982,590
50,000,000	Toyota Motor Credit Corp., 0.21%, 5/5/15	50,000,000
25,000,000	Toyota Motor Credit Corp., 0.22%, 4/9/15	25,000,000
25,000,000	Toyota Motor Credit Corp., 0.23%, 2/12/15	25,000,000
25,000,000	Toyota Motor Credit Corp., 0.23%, 8/26/15	25,000,000
25,000,000	Toyota Motor Credit Corp., 0.23%, 10/29/15	25,000,000

		327,967,123

Finance - Diversified Foreign — 4.17%
50,000,000	Erste Abwicklungsanstalt, 0.17%, 2/3/15(a)(b)	49,992,444
25,000,000	Erste Abwicklungsanstalt, 0.17%, 2/26/15(a)(b)	24,993,507
50,000,000	Nordea Bank AB, 0.18%, 1/20/15(a)(b)	49,995,500
40,000,000	Nordea Bank AB, 0.18%, 2/12/15(a)(b)	39,992,028
50,000,000	Nordea Bank AB, 0.21%, 2/26/15(a)(b)	49,983,958
40,000,000	Nordea Bank AB, 0.25%, 6/1/15(a)(b)	39,959,167
50,000,000	PSP Capital Inc., 0.22%, 2/5/15(a)(b)	49,989,611
50,000,000	Swedbank, 0.19%, 2/25/15(b)	49,985,750
50,000,000	Swedbank, 0.25%, 4/6/15(b)	49,967,361

		404,859,326

Health Care — 1.54%
25,000,000	Glaxosmithkline Finance Plc, 0.19%, 1/20/15(a)(b)	24,997,625
125,000,000	Trinity Health Corp., 0.11%, 1/6/15(b)	124,998,472

		149,996,097

Information Technology — 1.13%
60,000,000	Apple Inc., 0.18%, 2/5/15(a)(b)	59,989,800
50,000,000	Apple Inc., 0.21%, 5/19/15(a)(b)	49,960,042

		109,949,842

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
Insurance — 1.08%
$ 20,200,000	Metlife Short Term Fund, 0.11%, 1/7/15(a)(b)	$20,199,691
30,000,000	Metlife Short Term Fund, 0.11%, 1/13/15(a)(b)	29,998,992
40,000,000	Metlife Short Term Fund, 0.11%, 1/15/15(a)(b)	39,998,411
15,000,000	Metlife Short Term Fund, 0.11%, 1/23/15(a)(b)	14,999,038

		105,196,132

Manufacturing — 0.70%
38,000,000	Danaher Corp., 0.11%, 1/12/15(a)(b)	37,998,839
30,000,000	John Deere Canada ULC, 0.12%, 1/12/15(a)(b)	29,999,000

		67,997,839

Utilities — 1.75%
25,000,000	Electricite de France SA, 0.38%, 1/2/15(a)(b)	25,000,000
50,000,000	Electricite de France SA, 0.44%, 1/5/15(a)(b)	49,998,167
60,000,000	Electricite de France SA, 0.55%, 1/2/15(a)(b)	60,000,000
35,000,000	Electricite de France SA, 0.72%, 1/8/16(a)(b)	34,740,300

		169,738,467

Total Commercial Paper		2,350,291,968

(Cost $2,350,291,968)
Certificates of Deposit, Domestic — 3.09%
Banks - Domestic — 3.09%
50,000,000	Bank of America NA 0.18%, 3/9/15	50,000,000
100,000,000	Citibank NA 0.09%, 1/2/15	100,000,000
50,000,000	Citibank NA 0.17%, 1/5/15	50,000,000
100,000,000	Citibank NA 0.17%, 1/6/15	100,000,000

Total Certificates of Deposit, Domestic		300,000,000

(Cost $300,000,000)
Certificates of Deposit, Yankee(c) — 13.10%
Banks - Canadian — 4.01%
25,000,000	Bank of Montreal Chicago, 0.19%, 4/2/15	25,000,000
50,000,000	Bank of Montreal Chicago, 0.21%, 2/12/15	50,000,000
25,000,000	Bank of Montreal Chicago, 0.23%, 1/8/15(d)	25,000,046
40,000,000	Bank of Nova Scotia Houston, 0.48%, 1/14/15(d)	40,003,420
75,000,000	Toronto Dominion Bank NY, 0.12%, 1/13/15	75,000,000
75,000,000	Toronto Dominion Bank NY, 0.15%, 2/3/15	75,000,000
25,000,000	Toronto Dominion Bank NY, 0.23%, 2/6/15(d)	25,000,000
25,000,000	Toronto Dominion Bank NY, 0.25%, 5/4/15	25,000,000
25,000,000	Toronto Dominion Bank NY, 0.30%, 8/20/15	25,000,000
25,000,000	Toronto Dominion Bank NY, 0.41%, 5/1/15(d)	25,014,961

		390,018,427

Banks - Foreign — 3.63%
150,000,000	BNP Paribas NY, 0.02%, 1/2/15	150,000,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$50,000,000	DnB NOR Bank ASA, 0.18%, 1/2/15(d)	$50,000,000
50,000,000	Nordea Bank AB, 0.15%, 2/26/15	50,000,000
50,000,000	Rabobank Nederland NY, 0.19%, 4/9/15(d)	50,000,000
25,000,000	Rabobank Nederland NY, 0.28%, 2/25/15(d)	25,000,000
27,295,000	Rabobank Nederland NY, 2.13%, 10/13/15	27,648,532

		352,648,532

Banks - Japanese — 5.15%
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.15%, 2/2/15	50,000,000
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.18%, 1/2/15	50,000,000
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.18%, 2/17/15	50,000,000
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.19%, 1/7/15	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.16%, 1/7/15	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.17%, 1/26/15	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.17%, 2/3/15	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.19%, 2/18/15	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.20%, 1/2/15	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.20%, 1/14/15	50,000,000

		500,000,000

Banks - United Kingdom — 0.31%
30,500,000	Lloyds TSB Bank Plc NY, 0.49%, 1/7/15	30,501,045

Total Certificates of Deposit, Yankee		1,273,168,004

(Cost $1,273,168,004)
Corporate Bonds — 24.86%
Banks - Australia & New Zealand — 5.03%
73,600,000	Australia & New Zealand Banking Group Ltd., 0.43%, 5/7/15(a)(d)	73,653,588
5,500,000	Australia & New Zealand Banking Group Ltd., 1.38%, 3/16/15(a)(d)	5,512,982
37,710,000	Australia & New Zealand Banking Group Ltd., 3.70%, 1/13/15(a)	37,748,385
46,975,000	Commonwealth Bank Australia, 0.51%, 1/29/15(a)	46,985,204
32,400,000	Commonwealth Bank Australia, 3.50%, 3/19/15(a)	32,616,155
10,800,000	National Australia Bank Ltd., 0.44%, 5/28/15(a)(d)	10,808,828
92,405,000	National Australia Bank Ltd., 0.53%, 1/22/15(a)(d)	92,419,619
10,000,000	National Australia Bank Ltd., 1.60%, 8/7/15	10,073,523
93,300,000	National Australia Bank Ltd., 2.00%, 3/9/15	93,585,765
15,000,000	National Australia Bank Ltd., 2.75%, 9/28/15(a)	15,247,021
63,000,000	National Australia Funding, Inc., 0.23%, 3/13/15(a)(d)	63,001,760
7,650,000	Westpac Banking Corp., 4.20%, 2/27/15	7,695,812

		489,348,642

Banks - Canadian — 3.44%
50,000,000	Bank of Montreal Chicago, 0.21%, 4/8/15(d)	50,000,000
25,900,000	Bank of Nova Scotia, 1.85%, 1/12/15	25,910,503
58,251,000	Bank of Nova Scotia, 3.40%, 1/22/15	58,348,075

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$100,000,000	Bank of Nova Scotia Houston, 0.39%, 12/11/15(d)	$100,000,000
100,000,000	Canadian Imperial Bank of Commerce NY, 0.36%, 7/3/15(d)	100,000,000

		334,258,578

Banks - Domestic — 3.73%
30,175,000	Bank of New York Mellon Corp., 0.70%, 10/23/15	30,215,910
75,000,000	JPMorgan Chase Bank NA, 0.35%, 12/22/15(d)	75,000,000
50,000,000	Wells Fargo & Co., 0.43%, 10/28/15(d)	50,049,686
62,301,000	Wells Fargo & Co., 1.25%, 2/13/15	62,364,807
25,000,000	Wells Fargo & Co., 3.63%, 4/15/15	25,231,638
120,000,000	Wells Fargo Bank NA, 0.37%, 12/22/15(d)	120,000,000

		362,862,041

Banks - Foreign — 1.69%
41,188,000	Nordea Bank AB, 2.25%, 3/20/15(a)	41,356,929
22,800,000	Rabobank Nederland NY, 3.20%, 3/11/15(a)	22,927,296
75,000,000	Svenska Handelsbanken AB, 0.43%, 1/4/16(d)	75,000,000
25,000,000	Svenska Handelsbanken NY, 0.52%, 1/16/15(d)	25,002,826

		164,287,051

Consumer Discretionary — 0.83%
35,900,000	Coca-Cola Co., 0.24%, 9/1/15(d)	35,902,863
17,750,000	Coca-Cola Co., 0.75%, 3/13/15	17,766,174
26,730,000	Walt Disney Co. (The), 0.22%, 2/11/15(d)	26,730,500

		80,399,537

Consumer Staples — 0.79%
75,000,000	Wal-Mart Stores, Inc., 5.32%, 6/1/15(e)	76,580,046

Finance - Diversified Domestic — 5.26%
30,000,000	American Honda Finance Corp., 0.23%, 6/4/15(d)	30,000,000
13,945,000	American Honda Finance Corp., 1.45%, 2/27/15(a)	13,970,326
8,795,000	ETC Holdings LLC, 0.10%, 4/1/28, (LOC: U.S. Bank)(d)	8,795,000
10,000,000	General Electric Capital Corp., 0.61%, 1/9/15(d)	10,000,876
51,980,000	General Electric Capital Corp., 1.63%, 7/2/15	52,320,878
94,780,000	General Electric Capital Corp., 2.15%, 1/9/15	94,813,892
10,000,000	General Electric Capital Corp., 2.38%, 6/30/15	10,100,740
17,800,000	Jets Stadium Development LLC, 0.09%, 4/1/47(a)(d)	17,800,000
119,195,000	John Deere Capital Corp., 0.30%, 1/12/15(d)	119,198,728
26,193,000	John Deere Capital Corp., 0.88%, 4/17/15	26,239,799
3,000,000	John Deere Capital Corp., 0.95%, 6/29/15	3,008,748
35,000,000	NGSP, Inc., 0.14%, 6/1/46, (LOC: Wells Fargo Bank)(d)	35,000,000
40,000,000	Toyota Motor Credit Corp., 0.23%, 1/14/15(d)	40,000,000
50,000,000	Toyota Motor Credit Corp., 0.23%, 6/10/15(d)	50,000,000

		511,248,987

Finance - Diversified Foreign — 0.55%
53,040,000	BHP Billiton Finance USA Ltd., 1.00%, 2/24/15	53,095,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
Health Care — 0.63%
$25,168,000	Glaxosmithkline Capital Plc, 0.75%, 5/8/15	$25,209,916
13,425,000	Keep Memory Alive, 0.11%, 5/1/37, (LOC: PNC Bank NA)(d)	13,425,000
22,345,000	Novartis Capital Corp., 2.90%, 4/24/15	22,526,502

		61,161,418

Information Technology — 1.45%
15,000,000	International Business Machines Corp., 0.21%, 2/4/15(d)	15,000,235
31,700,000	International Business Machines Corp., 0.26%, 7/29/15(d)	31,707,167
14,315,000	International Business Machines Corp., 0.55%, 2/6/15	14,319,137
25,000,000	International Business Machines Corp., 0.75%, 5/11/15	25,044,109
54,827,000	Texas Instruments, Inc., 0.45%, 8/3/15	54,880,431

		140,951,079

Insurance — 1.46%
57,083,000	Berkshire Hathaway Inc., 3.20%, 2/11/15	57,265,572
66,705,000	Metropolitan Life Global Funding, Series I, 2.00%, 1/9/15(a)	66,726,209
9,250,000	New York Life Global Funding, 0.23%, 10/29/15(a)(d)	9,250,000
8,500,000	New York Life Global Funding, 0.75%, 7/24/15(a)	8,521,142

		141,762,923

Total Corporate Bonds		2,415,955,302

(Cost $2,415,955,302)
Municipal Bonds — 12.88%
California — 3.55%
55,450,000	Abag Finance Authority For Nonprofit Corps. Revenue, Series A, 0.06%, 12/15/37, (Credit Support: Fannie Mae)(d)	55,450,000
71,160,000	Sacramento County, Sanitation Districts Financing Authority Sewer Improvements Revenue, Series C, 0.02%, 12/1/30, (LOC: Bank Of America N.A.)(d)	71,160,000
17,300,000	Sacramento Municipal Utility District Refunding Revenue, Series J, 0.04%, 8/15/28, (LOC: Bank of America N.A.)(d)	17,300,000
85,000,000	University of California TECP, 0.12%, 1/5/15(b)	84,999,150
80,625,000	University of California TECP, 0.12%, 1/12/15(b)	80,622,313
35,892,000	University of California TECP, 0.13%, 1/8/15(b)	35,891,222

		345,422,685

Florida — 0.37%
23,725,000	Halifax Hospital Medical Center Refunding Revenue, 0.06%, 6/1/48, (LOC: JP Morgan Chase Bank NA)(d)	23,725,000
12,500,000	Miami-Dade County Industrial Development Authority, Miami Stadium Project Revenue, 0.12%, 7/1/37, (LOC: TD Bank N.A.)(d)	12,500,000

		36,225,000

Georgia — 0.53%
28,825,000	Municipal Electric Authority TECP, 0.18%, 1/22/15	28,825,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$23,000,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.16%, 6/1/28, (LOC: Wells Fargo Bank)(d)	$23,000,000

		51,825,000

Illinois — 1.18%
48,195,000	City of Chicago Refunding GO, Series B2, 0.03%, 1/1/34, (LOC: JP Morgan Chase Bank NA)(d)	48,195,000
24,000,000	City of Chicago Refunding GO, Series B3, 0.06%, 1/1/34, (LOC: JP Morgan Chase Bank NA)(d)	24,000,000
32,500,000	County of Cook Public Improvements GO, Series D, 0.14%, 11/1/30, (LOC: Barclays Bank Plc)(d)	32,500,000
10,000,000	University of Illinois Facilities Revenue, Series S, 0.12%, 4/1/44, (LOC: Northern Trust Co.)(d)	10,000,000

		114,695,000

Kentucky — 0.25%
16,500,000	Kentucky Higher Education Student Loan Corp. Refunding Revenue, Series A1, 0.03%, 6/1/37, (Credit Support: GTY Student Loans), (LOC: State Street B&T Co.)(d)	16,500,000
8,000,000	Kentucky Higher Education Student Loan Corp. Refunding Revenue, Series A2, 0.03%, 6/1/38, (Credit Support: GTY Student Loans), (LOC: State Street B&T Co.)(d)	8,000,000

		24,500,000

Maryland — 0.13%
12,325,000	Montgomery County Housing Opportunities Commission Refunding Revenue, Series D, 0.11%, 7/1/39, (LOC: PNC Bank NA, Freddie Mac)(d)	12,325,000

Michigan — 0.75%
25,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.11%, 9/1/50, (LOC: PNC Bank NA)(d)	25,000,000
47,385,000	Michigan Finance Authority Taxable School Loan Revolving Fund, Series A, 0.12%, 9/1/53, (LOC: JP Morgan Chase Bank NA)(d)	47,385,000

		72,385,000

New Jersey — 0.22%
21,495,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Refunding Revenue, 0.08%, 7/1/38, (LOC: JP Morgan Chase Bank NA)(d)	21,495,000

New York — 1.26%
65,000,000	Long Island Power Authority TECP, 0.11%, 1/8/15	65,000,000
8,500,000	Nassau Health Care Corp. Refunding Revenue, Series A, 0.11%, 8/1/22, (Credit Support: County GTY), (LOC: JP Morgan Chase Bank NA)(d)	8,500,000
36,240,000	New York City Housing Development Corp. Multi-Family Rental Housing Revenue, Series B, 0.07%, 4/15/36, (Credit Support: Fannie Mae)(d)	36,240,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 12,500,000	New York State Housing Finance Agency, 0.10%, 11/1/49, (LOC: JP Morgan Chase Bank NA)(d)	$12,500,000

		122,240,000

Oklahoma — 0.17%
16,250,000	Grand River Dam Authority Power Improvements Revenue, Series C, 0.13%, 6/1/39, (LOC: Barclays Bank Plc)(d)	16,250,000

Pennsylvania — 0.76%
54,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.11%, 10/1/28, (LOC: PNC Bank NA)(d)	54,900,000
18,630,000	Derry Township Industrial & Commercial Development Authority Revenue, 0.11%, 11/1/30, (LOC: PNC Bank NA)(d)	18,630,000

		73,530,000

South Dakota — 1.11%
45,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.07%, 5/1/37(d)	45,000,000
29,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series F, 0.05%, 5/1/39(d)	29,000,000
34,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series I, 0.07%, 5/1/38(d)	34,000,000

		108,000,000

Texas — 0.15%
14,500,000	University of Texas TECP, 0.12%, 1/2/15	14,500,000

Utah — 0.07%
7,150,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.16%, 6/1/31, (LOC: Wells Fargo Bank)(d)	7,150,000

Virginia — 2.27%
207,100,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO17, Class A, 0.07%, 9/15/50, (Credit Support: Freddie Mac)(d)	207,100,000
13,430,000	Newport News Economic Development Authority Industrial Improvement Revenue, Series B, 0.16%, 7/1/31, (LOC: JP Morgan Chase Bank NA)(d)	13,430,000

		220,530,000

West Virginia — 0.11%
10,800,000	West Virginia Economic Development Authority, Appalachian Power Co. Revenue, Series A, 0.04%, 12/1/42, (LOC: Sumitomo Mitsui Bank)(d)	10,800,000

Total Municipal Bonds		1,251,872,685

(Cost $1,251,872,685)

U.S. Government Agency Obligations — 5.21%
Federal Home Loan Bank — 5.21%
160,000,000	0.05%, 1/7/15(b)	159,998,514

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 9,600,000	0.05%, 1/14/15(b)	$9,599,808
76,693,000	0.07%, 1/14/15(b)	76,691,296
34,000,000	0.05%, 1/16/15(b)	33,999,207
50,000,000	0.07%, 1/16/15(b)	49,998,590
66,000,000	0.08%, 1/16/15(b)	65,998,075
8,300,000	0.07%, 2/4/15(b)	8,299,277
25,000,000	0.09%, 2/6/15(b)	24,997,861
77,000,000	0.10%, 2/18/15(b)	76,989,630

		506,572,258

Total U.S. Government Agency Obligations		506,572,258

(Cost $506,572,258)
U.S. Treasury Obligations — 0.52%
U.S. Treasury Notes — 0.52%
50,000,000	0.38%, 1/15/16	50,050,754

Total U.S. Treasury Obligations		50,050,754

(Cost $50,050,754)

Repurchase Agreements — 13.82%
35,000,000	BNP Paribas Securities Corp., dated 12/31/14; due 1/2/15 at 0.05% with maturity value of $35,000,097 (fully collateralized by a U.S. Treasury security with a maturity date of 2/15/15 at a rate of 4.00%, original par and fair value of $35,005,400 and $35,700,047, respectively)	35,000,000
30,000,000	BNP Paribas Securities Corp., dated 12/31/14; due 1/2/15 at 0.07% with maturity value of $30,000,117 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 9/1/25 to 11/1/44 at rates ranging from 3.50% to 4.50%, aggregate original par and fair value of $41,709,580 and $30,600,001, respectively)	30,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $66,300,048)	65,000,000

100,000,000	Citibank N.A., dated 12/30/14; due 1/6/15 at 0.06% with maturity value of $100,001,167 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/15/15 to 5/15/37 at rates ranging from 1.875% to 5.250%, aggregate original par and fair value of $78,434,200 and $102,000,022, respectively)	100,000,000
120,000,000	Citibank N.A., dated 12/31/14; due 1/2/15 at 0.06% with maturity value of $120,000,400 (fully collateralized by Fannie Mae, Freddie Mac, Federal Home Loan Bank, Federal Farm Credit Bank and U.S. Treasury securities with maturity dates ranging from 4/17/15 to 5/4/37 at rates ranging from 0.00% to 6.75%, aggregate original par and fair value of $150,446,538 and $122,400,047, respectively)	120,000,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 50,000,000	Citibank N.A., dated 12/31/14; due 1/8/15 at 0.05% with maturity value of $50,000,556 (fully collateralized by U.S. treasury securities with maturity dates ranging from 11/15/15 to 1/15/25 at rates ranging from 0.000% to 2.375%, aggregate original par and fair value of $40,285,400 and $51,000,071, respectively)(f)	$50,000,000

	Total Value of Citibank N.A., (collateral value of $275,400,140)	270,000,000

100,000,000	Federal Reserve, dated 12/08/14; due 1/5/15 at 0.08% with maturity value of $100,006,222 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/15/19 to 5/15/22 at rates ranging from 1.75% to 2.75%, aggregate original par and fair value of $102,349,200 and $100,641,801, respectively)(f)	100,000,000
93,000,000	Federal Reserve, dated 12/15/14; due 1/5/15 at 0.07% with maturity value of $93,003,797 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/15/18 to 8/15/22 at rates ranging from 1.375% to 4.000%, aggregate original par and fair value of $84,253,703 and $93,333,460, respectively)(f)	93,000,000
50,000,000	Federal Reserve, dated 12/22/14; due 1/5/15 at 0.10% with maturity value of $50,001,944 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/15/19 to 5/15/38 at rates ranging from 3.625% to 4.500%, aggregate original par and fair value of $38,055,968 and $50,749,992, respectively)(f)	50,000,000
50,000,000	Federal Reserve, dated 12/29/14; due 1/5/15 at 0.10% with maturity value of $50,000,972 (fully collateralized by a U.S. Treasury security with a maturity date of 2/15/21 at a rate of 3.625%, original par and fair value of $45,091,300 and $50,199,321, respectively)	50,000,000
150,000,000	Federal Reserve, dated 12/31/14; due 1/2/15 at 0.05% with maturity value of $150,000,417 (fully collateralized by a U.S. Treasury security with a maturity date of 2/15/42 at a rate of 3.125%, original par and fair value of $138,010,800 and $150,000,454, respectively)	150,000,000

	Total Value of Federal Reserve, (collateral value of $444,925,028)	443,000,000

50,000,000	Goldman Sachs & Co., dated 12/31/14; due 1/2/15 at 0.08% with maturity value of $50,000,222 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/15/26 to 11/15/43, each at a rate of 0.00%, aggregate original par and fair value of $95,374,037 and $51,000,000, respectively)	50,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $51,000,000)	50,000,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$100,000,000	JP Morgan Securities, dated 8/13/13 at 0.39% with maturity value of Principal Amount plus interest accrued until maturity (fully collateralized by Fannie Mae, Ginnie Mae and Federal Home Loan Bank securities with maturity dates ranging from 10/1/15 to 12/15/54 at rates ranging from 0.50% to 11.50%, aggregate original par and fair value of $190,985,285 and $102,002,931, respectively)(f)(g)	$100,000,000

	Total Value of JP Morgan Securities, (collateral value of $102,002,931)	100,000,000

50,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 12/31/14; due 1/2/15 at 0.07% with maturity value of $50,000,194 (fully collateralized by a Fannie Mae security with a maturity date of 9/1/44 at a rate of 4.00%, original par and fair value of $47,914,677 and $51,000,000, respectively)	50,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $51,000,000)	50,000,000

65,000,000	TD Securities (USA), dated 12/31/14; due 1/2/15 at 0.09% with maturity value of $65,000,325 (fully collateralized by a Fannie Mae security with a maturity date of 6/1/28 at a rate of 2.50%, original par and fair value of $74,997,791 and $66,300,001, respectively)	65,000,000

	Total Value of TD Securities (USA), (collateral value of $66,300,001)	65,000,000

250,000,000	Wells Fargo Securities, dated 12/31/14; due 1/2/15 at 0.06% with maturity value of $250,000,833 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 3/31/15 to 5/31/21 at rates ranging from 1.25% to 2.50%, aggregate original par and fair value of $251,753,100 and $255,000,022, respectively)	250,000,000
50,000,000	Wells Fargo Securities, dated 12/31/14; due 1/2/15 at 0.08% with maturity value of $50,000,222 (fully collateralized by a Freddie Mac security with a maturity date of 12/1/44 at a rate of 3.50%, original par and fair value of $48,910,756 and $51,026,472, respectively)	50,000,000

	Total Value of Wells Fargo Securities, (collateral value of $306,026,494)	300,000,000

Total Repurchase Agreements		1,343,000,000

(Cost $1,343,000,000)

Total Investments		$9,695,843,760
(Cost $9,695,843,760)(h) — 99.77%

Other assets in excess of liabilities — 0.23%		22,761,481

NET ASSETS — 100.00%		$9,718,605,241

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2014 (Unaudited)

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2014. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	This security is considered illiquid as to its marketability.

The total investment in restricted and illiquid securities representing $393,000,000 or 4.04% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	12/31/14 Carrying Value Per Unit
50,000,000	Citibank N.A.	12/31/2014	$50,000,000	$100.00
100,000,000	Federal Reserve	12/08/2014	$100,000,000	$100.00
93,000,000	Federal Reserve	12/15/2014	$93,000,000	$100.00
50,000,000	Federal Reserve	12/22/2014	$50,000,000	$100.00
100,000,000	JP Morgan Securities	08/13/2013	$100,000,000	$100.00

(g)	Security is perpetual and thus does not have a predetermined maturity. This is a variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2014. The maturity date used for rule 2a-7 of the Investment Company Act of 1940 was February 12, 2015.
(h)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

GO - General Obligation

GTY - Guaranty

LOC - Letter of Credit

TECP - Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

December 31, 2014 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Corporate Bonds — 0.25%
Information Technology — 0.25%
$15,200,000	Net Magan Two LLC, 0.16%, 4/1/26, (LOC: Federal Home Loan Bank)(a)	$15,200,000

Total U.S. Government Agency Backed Corporate Bonds		15,200,000

(Cost $15,200,000)
U.S. Government Agency Backed Municipal Bonds — 10.25%
California — 2.79%
13,610,000	California Housing Finance Agency Revenue, Series C, 0.04%, 2/1/37, (LOC: Fannie Mae, Freddie Mac)(a)	13,610,000
14,600,000	California Statewide Communities Development Agency Multi Family Revenue, Series DD, 0.06%, 10/15/36, (Credit Support: Fannie Mae)(a)	14,600,000
15,300,000	California Statewide Communities Development Authority Multi Family Revenue, Series C, 0.06%, 5/15/35, (Credit Support: Fannie Mae)(a)	15,300,000
10,750,000	California Statewide Communities Development Authority Multi Family Revenue, Series E, 0.06%, 12/15/35, (Credit Support: Fannie Mae)(a)	10,750,000
10,500,000	California Statewide Communities Development Authority Multi Family Revenue, Series M, 0.06%, 12/1/34, (Credit Support: Freddie Mac)(a)	10,500,000
29,320,000	California Statewide Communities Development Authority Single Family Revenue, Series NN-1, 0.06%, 11/15/37, (Credit Support: Fannie Mae)(a)	29,320,000
18,500,000	City of Los Angeles Housing Beverly Park Apartments Revenue, Series A, 0.06%, 8/1/18, (Credit Support: Freddie Mac)(a)	18,500,000
8,500,000	City of San Jose Cinnabar Commons Revenue, Series C, 0.06%, 2/1/37, (Credit Support: Freddie Mac)(a)	8,500,000
12,600,000	Sacramento Housing & Redevelopment Agency 18th & L Apartments Revenue, Series E, 0.06%, 1/15/36, (Credit Support: Fannie Mae)(a)	12,600,000
12,595,000	San Diego Housing Authority Hillside Garden Apartment Revenue, Series B, 0.06%, 1/15/35, (Credit Support: Fannie Mae)(a)	12,595,000
20,800,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 0.05%, 6/15/25, (Credit Support: Fannie Mae)(a)	20,800,000

		167,075,000

Indiana — 0.46%
27,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.06%, 11/15/37, (Credit Support: Fannie Mae)(a)	27,700,000

Nevada — 0.86%
7,000,000	Nevada Housing Division Multi Unit Housing, Apache Project, Series A, 0.06%, 10/15/32, (Credit Support: Fannie Mae)(a)	7,000,000
10,800,000	Nevada Housing Division Multi Unit Housing, Silver Project, Series A, 0.07%, 10/15/35, (LOC: Fannie Mae)(a)	10,800,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$16,300,000	Nevada Housing Division Multi Unit Housing, Sonoma Palms, 0.06%, 4/15/39, (Credit Support: Fannie Mae)(a)	$16,300,000
17,000,000	Nevada Housing Division Multi Unit Housing, Southwest VLG Project, 0.06%, 10/15/38, (Credit Support: Fannie Mae)(a)	17,000,000

		51,100,000

New York — 3.93%
37,500,000	New York City Housing Development Corp.West 61st Street Apartments Revenue, Series A, 0.04%, 12/15/37, (Credit Support: Fannie Mae)(a)	37,500,000
20,550,000	New York Metropolitan Transportation Authority Transit Improvements Refunding Revenue, 0.22%, 7/1/15	20,551,962
20,000,000	New York State Housing Finance Agency 150 East 44th Street Revenue, Series A, 0.04%, 5/15/32, (Credit Support: Fannie Mae)(a)	20,000,000
21,000,000	New York State Housing Finance Agency 750 6th. Ave. Revenue, Series A, 0.04%, 5/15/31, (Credit Support: Fannie Mae)(a)	21,000,000
60,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.04%, 11/1/38, (Credit Support: Freddie Mac)(a)	60,000,000
13,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.04%, 11/1/38, (Credit Support: Freddie Mac)(a)	13,000,000
50,000,000	New York State Housing Finance Agency Theater Row Revenue, Series A, 0.04%, 11/1/32, (Credit Support: Freddie Mac)(a)	50,000,000
13,000,000	New York State Housing Finance Agency Victory Housing Revenue, Series 2002-A, 0.04%, 11/1/33, (Credit Support: Freddie Mac)(a)	13,000,000

		235,051,962

Virginia — 1.79%
51,000,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO15, Class A, 0.07%, 5/15/46, (Credit Support: Freddie Mac)(a)	51,000,000
32,060,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO21, Class A, 0.07%, 6/15/36, (Credit Support: Freddie Mac)(a)	32,060,000
9,475,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO25, Class A, 0.08%, 9/15/38, (Credit Support: Freddie Mac)(a)	9,475,000
14,825,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO28, Class A, 0.06%, 9/15/24(a)	14,825,000

		107,360,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value

Washington — 0.42%
$25,180,000	Washington State Housing Finance Commission Queen Anne Project Revenue, Series A, 0.07%, 9/1/38, (Credit Support: Fannie Mae)(a)	$25,180,000

Total U.S. Government Agency Backed Municipal Bonds		613,466,962

(Cost $613,466,962)

Principal Amount		Value
U.S. Government Agency Obligations — 69.64%
Fannie Mae — 15.98%
55,827,000	0.05%, 1/2/15(b)	55,827,000
38,000,000	0.05%, 1/2/15(b)	38,000,000
36,000,000	0.06%, 2/2/15(b)	35,998,140
42,500,000	0.07%, 1/2/15(b)	42,500,000
25,179,000	0.07%, 1/2/15(b)	25,179,000
6,300,000	0.07%, 1/28/15(b)	6,299,681
1,400,000	0.07%, 2/2/15(b)	1,399,916
36,497,916	0.07%, 2/2/15(b)	36,495,716
101,918,000	0.07%, 2/2/15(b)	101,912,295
51,000,000	0.10%, 3/2/15(b)	50,991,642
10,250,000	0.10%, 3/2/15(b)	10,248,320
17,200,000	0.10%, 1/20/15(b)	17,199,140
10,400,000	0.10%, 4/1/15(b)	10,397,429
9,530,000	0.11%, 4/1/15(b)	9,527,456
60,000,000	0.11%, 4/6/15(b)	59,982,767
6,760,000	0.11%, 4/13/15(b)	6,757,914
28,098,000	0.13%, 4/1/15(b)	28,089,317
34,061,000	0.13%, 4/1/15(b)	34,050,474
16,400,000	0.13%, 8/5/15(a)	16,401,525
1,500,000	0.13%, 4/27/15(b)	1,499,377
164,800,000	0.14%, 2/27/15(a)	164,798,253
39,170,900	0.14%, 4/1/15(b)	39,157,100
12,878,000	0.15%, 4/1/15(b)	12,873,384
900,000	0.15%, 4/1/15(b)	899,666
900,000	0.15%, 4/13/15(b)	899,621
35,000,000	0.16%, 10/21/15(a)	35,007,202
19,217,000	0.18%, 1/20/15(a)	19,217,693
16,898,000	0.38%, 3/16/15	16,904,902
25,763,267	0.48%, 9/25/15	25,770,642
28,056,000	0.50%, 7/2/15	28,099,930
21,738,069	0.59%, 8/25/15	21,738,712
2,400,000	5.00%, 4/15/15	2,433,219

		956,557,433

Federal Farm Credit Bank — 6.14%
25,000,000	0.11%, 10/8/15(a)	24,999,002

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 25,000,000	0.12%, 7/16/15(a)	$25,000,554
58,000,000	0.12%, 2/11/16(a)	57,990,367
7,700,000	0.13%, 4/10/15(b)	7,697,275
20,000,000	0.14%, 1/25/16(a)	19,999,468
17,500,000	0.15%, 1/19/16(a)	17,503,786
50,000,000	0.17%, 5/5/16(a)	50,010,283
10,800,000	0.18%, 4/23/15(a)	10,802,318
40,000,000	0.18%, 7/10/15(a)	40,015,019
30,000,000	0.18%, 2/27/15(a)	30,002,839
25,000,000	0.18%, 10/3/16(a)	25,011,085
30,475,000	0.19%, 4/6/15(a)	30,478,543
17,900,000	0.20%, 12/7/15	17,895,848
8,120,000	0.23%, 7/15/16(a)	8,130,430
2,465,000	0.27%, 2/24/15	2,465,311

		368,002,128

Federal Home Loan Bank — 35.20%
217,000,000	0.05%, 1/2/15(b)	217,000,000
50,000,000	0.05%, 1/9/15(b)	49,999,514
145,000,000	0.05%, 1/7/15(b)	144,999,000
131,400,000	0.05%, 1/14/15(b)	131,397,860
125,000,000	0.05%, 1/16/15(b)	124,997,375
25,000,000	0.06%, 1/16/15(b)	24,999,465
100,000,000	0.06%, 1/21/15(b)	99,996,794
35,000,000	0.07%, 1/30/15(b)	34,998,108
30,000,000	0.07%, 1/23/15(b)	29,998,845
40,000,000	0.07%, 4/29/15(b)	39,996,002
17,500,000	0.07%, 2/4/15(b)	17,498,813
17,500,000	0.08%, 2/4/15(b)	17,498,797
8,000,000	0.09%, 1/30/15(b)	7,999,440
15,000,000	0.09%, 2/11/15(b)	14,998,567
25,000,000	0.09%, 1/12/15(a)	25,000,131
25,000,000	0.09%, 2/6/15(b)	24,997,861
19,000,000	0.10%, 2/25/15(b)	18,997,150
30,000,000	0.10%, 2/20/15(b)	29,996,099
50,000,000	0.10%, 3/26/15(a)	50,000,000
50,000,000	0.10%, 2/11/15(b)	49,994,722
67,000,000	0.10%, 2/18/15(b)	66,991,242
50,000,000	0.11%, 2/23/15(a)	50,000,000
20,000,000	0.11%, 2/25/15(a)	20,001,210
10,000,000	0.11%, 2/27/15(a)	9,999,954
50,000,000	0.11%, 5/21/15(a)	49,998,771
10,000,000	0.12%, 3/20/15(a)	10,000,020
80,000,000	0.12%, 4/10/15(a)	79,998,105
23,000,000	0.13%, 1/23/15	22,999,308
35,000,000	0.13%, 7/21/15(a)	35,002,091
50,000,000	0.13%, 9/17/15(a)	49,994,511
50,000,000	0.13%, 10/14/15(a)	49,996,099

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 20,000,000	0.13%, 8/25/15(a)	$20,000,000
4,700,000	0.13%, 3/4/15(b)	4,698,965
25,000,000	0.13%, 3/18/15(b)	24,993,229
15,000,000	0.14%, 7/16/15(a)	15,002,610
25,000,000	0.14%, 9/28/15(a)	24,998,121
20,000,000	0.14%, 9/21/15(a)	20,000,675
40,000,000	0.15%, 11/20/15(a)	40,000,000
25,000,000	0.15%, 2/20/15(b)	24,995,066
50,000,000	0.16%, 6/26/15(a)	50,000,000
25,000,000	0.17%, 1/13/15	24,999,907
20,000,000	0.17%, 6/25/15	19,998,818
37,750,000	0.20%, 8/19/15	37,750,000
30,000,000	0.20%, 8/28/15	29,997,541
40,000,000	0.20%, 10/16/15	39,986,484
25,000,000	0.21%, 8/21/15	25,000,000
23,000,000	0.21%, 10/9/15	22,995,975
25,000,000	0.23%, 1/4/16	24,987,712
19,400,000	0.25%, 2/20/15	19,401,747
25,725,000	0.38%, 8/28/15	25,754,227
11,265,000	4.50%, 2/18/15	11,327,356

		2,107,234,287

Freddie Mac — 10.19%
4,600,000	0.10%, 4/9/15(b)	4,598,760
9,470,000	0.11%, 4/9/15(b)	9,467,193
30,900,000	0.11%, 4/10/15(b)	30,890,942
6,900,000	0.12%, 4/10/15(b)	6,897,746
40,000,000	0.12%, 4/14/15(b)	39,986,967
4,000,000	0.12%, 4/15/15(b)	3,998,627
50,000,000	0.14%, 6/15/16(a)	49,988,898
99,000,000	0.14%, 6/26/15(a)	99,009,856
145,000,000	0.15%, 7/16/15(a)	145,026,035
100,000	0.15%, 4/9/15(b)	99,960
1,000,000	0.15%, 4/14/15(b)	999,575
50,000,000	0.16%, 11/25/15(a)	50,000,000
25,000,000	0.17%, 1/6/15(b)	24,999,528
81,953,000	1.75%, 9/10/15	82,820,468
19,412,000	2.88%, 2/9/15	19,467,091
25,000,000	4.38%, 7/17/15	25,562,605
16,031,000	4.50%, 1/15/15	16,055,676

		609,869,927

Overseas Private Investment Corp. — 2.13%
60,000,000	0.11%, 9/15/20(a)	60,000,000
27,000,000	0.11%, 7/15/25(a)	27,000,000
15,000,000	0.11%, 11/15/28(a)	15,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 25,500,000	0.11%, 1/15/30(a)	$25,500,000

		127,500,000

Total U.S. Government Agency Obligations		4,169,163,775

(Cost $4,169,163,775)

U.S. Treasury Obligations — 3.01%
U.S. Treasury Notes — 3.01%
30,000,000	0.25%, 2/28/15	30,003,036
25,000,000	0.25%, 7/15/15	25,012,448
50,000,000	0.25%, 12/15/15	50,010,956
50,000,000	0.38%, 1/15/16	50,043,304
25,000,000	1.75%, 7/31/15	25,226,518

		180,296,262

Total U.S. Treasury Obligations		180,296,262

(Cost $180,296,262)
Repurchase Agreements — 17.46%
55,000,000	BNP Paribas Securities Corp., dated 12/31/14; due 1/2/15 at 0.07% with maturity value of $55,000,214 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 5/1/26 to 12/1/44 at rates ranging from 3.00% to 6.00%, aggregate original par and fair value of $89,474,723 and $56,100,000, respectively)	55,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $56,100,000)	55,000,000

50,000,000	Citibank N.A., dated 12/30/14; due 1/6/15 at 0.06% with maturity value of $50,000,583 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 9/15/17 to 1/15/25 at rates ranging from 1.000% to 2.375%, aggregate original par and fair value of $45,521,200 and $51,000,017, respectively)	50,000,000
100,000,000	Citibank N.A., dated 12/30/14; due 1/6/15 at 0.07% with maturity value of $100,001,361 (fully collateralized by Fannie Mae, Freddie Mac, Federal Home Loan Bank, Federal Farm Credit Bank and U.S. Treasury securities with maturity dates ranging from 2/9/15 to 8/15/39 at rates ranging from 0.00% to 8.25%, aggregate original par and fair value of $110,267,558 and $102,000,054, respectively)	100,000,000
45,000,000	Citibank N.A., dated 12/31/14; due 1/2/15 at 0.05% with maturity value of $45,000,125 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/22 to 1/15/25 at rates ranging from 2.375% to 7.625%, aggregate original par and fair value of $31,295,200 and $45,900,145, respectively)	45,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$130,000,000	Citibank N.A., dated 12/31/14; due 1/2/15 at 0.06% with maturity value of $130,000,433 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 3/31/16 to 5/15/44 at rates ranging from 0.000% to 3.625%, aggregate original par and fair value of $115,665,875 and $132,600,098, respectively)	$130,000,000
20,000,000	Citibank N.A., dated 12/31/14; due 1/2/15 at 0.07% with maturity value of $20,000,078 (fully collateralized by a U.S. Treasury security with a maturity date of 2/15/40 at a rate of 2.125%, original par and fair value of $14,293,000 and $20,400,054, respectively)	20,000,000
50,000,000	Citibank N.A., dated 12/31/14; due 1/8/15 at 0.05% with maturity value of $50,000,556 (fully collateralized by a U.S. Treasury security with a maturity date of 7/15/15 at a rate of 1.875%, original par and fair value of $41,263,500 and $51,000,071, respectively)(c)	50,000,000
150,000,000	Citibank N.A., dated 12/31/14; due 1/8/15 at 0.06% with maturity value of $150,002,000 (fully collateralized by Fannie Mae, Freddie Mac, Federal Home Loan Bank, Federal Farm Credit Bank and U.S. Treasury securities with maturity dates ranging from 5/12/15 to 11/15/43 at rates of 0.00% to 5.73%, aggregate original par and fair value of $166,838,468 and $153,000,097, respectively)(c)	150,000,000

	Total Value of Citibank N.A., (collateral value of $555,900,536)	545,000,000

100,000,000	Goldman Sachs & Co., dated 12/31/14; due 1/2/15 at 0.08% with maturity value of $100,000,444 (fully collateralized by a Fannie Mae security with a maturity date of 1/15/20 at a rate of 1.71%, original par and fair value of $102,825,000 and $102,000,858, respectively)	100,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $102,000,858)	100,000,000

50,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 12/31/14; due 1/7/15 at 0.07% with maturity value of $50,000,681 (fully collateralized by Fannie Mae securities with maturity dates ranging from 7/1/42 to 9/1/44 at rates ranging from 3.50% to 4.00%, aggregate original par and fair value of $52,909,817 and $51,000,000, respectively)	50,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $51,000,000)	50,000,000

70,000,000	TD Securities (USA), dated 12/31/14; due 1/2/15 at 0.09% with maturity value of $70,000,350 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/20 to 11/15/44 at rates ranging from 2.625% to 3.000%, aggregate original par and fair value of $68,030,700 and $71,400,068, respectively)	70,000,000

	Total Value of TD Securities (USA), (collateral value of $71,400,068)	70,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$125,000,000	Wells Fargo Securities, dated 12/31/14; due 1/2/15 at 0.06% with maturity value of $125,000,417 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 1/31/15 to 6/30/18 at rates ranging from 1.250% to 2.375%, aggregate original par and fair value of $126,643,900 and $127,500,030, respectively)	$125,000,000
100,000,000	Wells Fargo Securities, dated 12/31/14; due 1/2/15 at 0.08% with maturity value of $100,000,444 fully collateralized by Freddie Mac and Ginnie Mae securities with maturity dates ranging from 12/1/44 to 12/20/44, each at a rate of 3.50%, aggregate original par and fair value of $96,954,545 and $102,041,923, respectively)	100,000,000

	Total Value of Wells Fargo Securities, (collateral value of $229,541,953)	225,000,000

Total Repurchase Agreements		1,045,000,000

(Cost $1,045,000,000)

Total Investments		$6,023,126,999
(Cost $6,023,126,999)(d) — 100.61%

Liabilities in excess of other assets — (0.61)%		(36,618,865)

NET ASSETS — 100.00%		$5,986,508,134

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2014. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	This security is considered illiquid as to its marketability. The total investment in restricted and illiquid securities representing $200,000,000 or 3.34% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	12/31/14 Carrying Value Per Unit
50,000,000	Citibank N.A.	12/31/2014	$50,000,000	$100.00
150,000,000	Citibank N.A.	12/31/2014	$150,000,000	$100.00

(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LOC -Letter of Credit

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

December 31, 2014 (Unaudited)

Principal Amount		Value
Municipal Bonds — 98.27%
Alabama — 0.56%
$ 7,800,000	Mobile County Industrial Development Authority, Exxon Mobil Project Refunding Revenue, 0.02%, 7/15/32(a)	$7,800,000

Alaska — 0.51%
7,090,000	City of Valdez Exxon Pipeline Co. Project Refunding Revenue, Series C, 0.02%, 12/1/33(a)	7,090,000

California — 2.71%
6,645,000	California Municipal Finance Authority Pacific Meadows Apartments Revenue, 0.08%, 10/1/47, (Credit Support: Freddie Mac)(a)(b)	6,645,000
8,000,000	California State School Improvements Refunding GO, Series A7, 0.05%, 5/1/34, (LOC: Citibank, N.A.)(a)	8,000,000
4,800,000	City of Irvine Improvement Bond Act of 1915, Reassessment District Number 04-20, Series A, 0.02%, 9/2/50, (LOC: Sumitomo Mitsui Banking)(a)	4,800,000
5,600,000	County of San Bernardino Sycamore Terrace Refunding Revenue, Series A, 0.08%, 5/15/29, (Credit Support: Fannie Mae)(a)	5,600,000
12,800,000	Regents of the University of California Medical Center Pooled Revenue, Series K, 0.03%, 5/15/47(a)	12,800,000

		37,845,000

Colorado — 2.23%
4,365,000	Colorado Educational & Cultural Facilities Authority Private Primary Schools Revenue, 0.05%, 5/1/32, (LOC: U.S. Bank NA)(a)	4,365,000
4,250,000	Colorado Educational & Cultural Facilities Authority Refunding Revenue, 0.05%, 11/1/33, (LOC: U.S. Bank NA)(a)	4,250,000
1,130,000	Colorado Health Facilities Authority Arapahoe Housing Project Revenue, Series A, 0.14%, 4/1/24, (LOC: Wells Fargo Bank)(a)	1,130,000
8,530,000	Colorado Health Facilities Authority, Evangelical Nursing Home Revenue, 0.05%, 6/1/37, (LOC: U.S. Bank NA)(a)	8,530,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.04%, 12/1/24, (LOC: U.S. Bank NA)(a)	3,475,000
4,835,000	Gateway Regional Metropolitan District Refunding GO, 0.14%, 12/1/37, (LOC: Wells Fargo Bank)(a)	4,835,000
4,075,000	Holland Creek Metropolitan District Revenue, 0.04%, 6/1/41, (LOC: Bank of America NA)(a)	4,075,000
485,000	Parker Automotive Metropolitan District GO, 0.05%, 12/1/34, (LOC: U.S. Bank NA)(a)	485,000

		31,145,000

Delaware — 0.34%
4,680,000	Delaware State Economic Development Authority Revenue, 0.04%, 5/1/36, (LOC: PNC Bank NA)(a)	4,680,000

District Of Columbia — 1.68%
1,400,000	District of Columbia Internships and Academic Revenue, 0.04%, 7/1/36, (LOC: Branch Banking & Trust)(a)	1,400,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$22,000,000	Metropolitan Washington Airports Authority Refunding Revenue, Subseries C2, 0.04%, 10/1/39, (LOC: Barclays Bank PLC)(a)	$22,000,000

		23,400,000

Florida — 1.40%
3,525,000	Florida State Housing Finance Corp. South Pointe Project Refunding Revenue, Series J, 0.05%, 2/15/28, (Credit Support: Fannie Mae)(a)	3,525,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Seminole County Sales Tax Refunding Revenue, Series 3438Z, 0.06%, 4/1/27(a)(b)	5,245,000
2,225,000	JP Morgan Chase Putters/Drivers Trust Tampa Water Revenue, Series 3617, 0.06%, 10/1/25(a)(b)	2,225,000
8,560,000	Orange County Housing Finance Authority, Post Fountains Project Refunding Revenue, 0.04%, 6/1/25, (Credit Support: Fannie Mae)(a)	8,560,000

		19,555,000

Georgia — 0.85%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.04%, 9/1/26, (Credit Support: Fannie Mae)(a)	7,215,000
4,610,000	Fulton County Development Authority School Improvement Revenue, 0.04%, 8/1/35, (LOC: Branch Banking & Trust)(a)	4,610,000

		11,825,000

Illinois — 8.52%
14,495,000	City of Chicago Refunding GO, Series D-2, 0.03%, 1/1/40, (LOC: Northern Trust Co.)(a)	14,495,000
2,900,000	City of Chicago Waterworks Refunding Revenue, Sub Series, 04-3, 0.04%, 11/1/31, (LOC: State Street Bank & Trust)(a)	2,900,000
4,870,000	City of Elmhurst Hospital Improvements Revenue, 0.04%, 7/1/18, (LOC: JP Morgan Chase Bank NA)(a)	4,869,969
20,000,000	Illinois Educational Facilities Authority TECP, 0.08%, 1/7/15, (LOC: Northern Trust Co.)(c)	20,000,000
4,600,000	Illinois Finance Authority, Healthcare Systems Refunding Revenue, Series B, 0.03%, 11/15/37, (LOC: PNC Bank NA)(a)	4,600,000
5,650,000	Illinois Finance Authority, Steppenwolf Theatre Co. Project Refunding Revenue, 0.04%, 3/1/43, (LOC: Northern Trust Co.)(a)	5,650,000
3,300,000	Illinois Finance Authority, The Adler Planetarium Recreational Revenue, 0.03%, 4/1/31, (LOC: PNC Bank NA)(a)	3,300,000
12,900,000	Illinois Finance Authority, Wesleyan University Refunding Revenue, 0.03%, 9/1/42, (LOC: PNC Bank NA)(a)	12,900,000
7,600,000	Illinois Finance Authority, Wesleyan University Refunding Revenue, 0.05%, 9/1/23, (LOC: PNC Bank NA)(a)	7,600,000
8,700,000	Illinois State Development Finance Authority, Oak Park Residence Corp. Project Revenue, 0.04%, 7/1/41, (LOC: PNC Bank NA)(a)	8,700,000
20,500,000	Illinois State Toll Highway Authority Highway Improvement Revenue, Series A-2A, 0.05%, 7/1/30, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	20,500,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 5,355,000	Village of Channahon Morris Hospital Refunding Revenue, Series A, 0.04%, 12/1/23, (LOC: U.S. Bank NA)(a)	$5,355,000
7,920,000	Village of Channahon Morris Hospital Revenue, 0.04%, 12/1/34, (LOC: U.S. Bank NA)(a)	7,920,000

		118,789,969

Indiana — 1.99%
4,100,000	City of Rockport Pollution Control Refunding Revenue, 0.05%, 7/1/25, (LOC: Bank Tokyo-Mitsubishi UFJ)(a)	4,100,000
23,600,000	Indiana Finance Authority Ascension Health Refunding Revenue, Series E7, 0.03%, 11/15/33(a)	23,600,000

		27,700,000

Iowa — 1.63%
9,000,000	City of Des Moines, Methodist Medical Center Project Revenue, 0.03%, 8/1/15, (LOC: Wells Fargo Bank)(a)	9,000,000
5,300,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.04%, 5/1/17, (LOC: Federal Home Loan Bank, Des Moines)(a)	5,300,000
1,125,000	County of Woodbury Siouxland Medical Education Foundation Revenue, 0.14%, 11/1/16, (LOC: U.S. Bank NA)(a)	1,125,000
7,270,000	Iowa Higher Education Loan Authority University & College Revenue, 0.14%, 5/1/20, (LOC: Wells Fargo Bank)(a)	7,270,000

		22,695,000

Kansas — 1.08%
15,000,000	City of Wichita Public Improvements Refunding GO, Series 268, 0.25%, 10/15/15	15,003,409

Louisiana — 4.13%
10,985,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Refunding Revenue, 0.01%, 3/1/22(a)	10,985,000
3,000,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Revenue, Series A, 0.01%, 8/1/35(a)	3,000,000
15,000,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Revenue, Series B, 0.01%, 12/1/40(a)	15,000,000
9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.03%, 10/1/37, (LOC: Federal Home Loan Bank, Dallas)(a)	9,055,000
5,750,000	Louisiana Public Facilities Authority, Community Health Care Project Revenue, 0.05%, 4/1/21, (LOC: Bank of NY Mellon, Capital One NA)(a)	5,750,000
12,600,000	Louisiana Public Facilities Authority, Multifamily Housing Refunding Revenue, 0.05%, 4/1/36, (Credit Support: Freddie Mac)(a)	12,600,000
1,155,000	Terrebonne Economic Development Authority, Buquet District Industrial Revenue, 0.27%, 9/1/29, (LOC: Federal Home Loan Bank, Dallas)(a)	1,155,000

		57,545,000

Maryland — 1.17%
12,861,000	John’s Hopkins University TECP, 0.08%, 4/1/15(c)	12,861,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 3,500,000	Maryland Health & Higher Educational Facilities Authority John’s Hopkins University Refunding Revenue, Series A, 0.03%, 7/1/36(a)	$3,500,000

		16,361,000

Massachusetts — 1.44%
700,000	Commonwealth of Massachusetts Public Improvements GO, Series B, 5.00%, 8/1/15	719,577
1,675,000	Commonwealth of Massachusetts Public Improvements Refunding GO, Series C, 5.00%, 12/1/15	1,748,821
17,595,000	JP Morgan Chase Putters/Drivers Trust Commonwealth of Massachusetts GO, Series 4320, 0.03%, 5/31/16(a)(b)	17,595,000

		20,063,398

Michigan — 5.33%
5,000,000	Michigan State Building Authority Refunding Revenue, Series II-B, 0.06%, 10/15/43, (LOC: Citibank, N.A.)(a)	5,000,000
15,795,000	Michigan State Hospital Finance Authority Trinity Health Group Revenue TECP, 0.07%, 1/6/15(c)	15,795,000
31,260,000	Oakland University Refunding Revenue, 0.02%, 3/1/31, (LOC: JP Morgan Chase Bank NA)(a)	31,260,000
12,010,000	University of Michigan TECP, 0.06%, 1/15/15(c)	12,010,000
10,305,000	University of Michigan, Series D-2, 0.03%, 12/1/29(a)	10,305,000

		74,370,000

Minnesota — 11.34%
8,795,000	City of Andover Senior Housing Presbyterian Homes Inc. Project, Refunding Revenue, 0.04%, 11/15/33, (Credit Support: Fannie Mae)(a)	8,795,000
1,825,000	City of Bloomington Bristol Village Apartments Project Refunding Revenue, Series A1, 0.05%, 11/15/32, (Credit Support: Fannie Mae)(a)	1,825,000
4,860,000	City of Burnsville Berkshire Project Refunding Revenue, Series A, 0.05%, 7/15/30, (Credit Support: Fannie Mae)(a)	4,860,000
12,035,000	City of Inver Grove Heights Refunding Revenue, 0.04%, 5/15/35, (Credit Support: Fannie Mae)(a)	12,035,000
6,200,000	City of Minnetonka Beacon Hill Refunding Revenue, 0.04%, 5/15/34, (Credit Support: Fannie Mae)(a)	6,199,994
3,100,000	City of Roseville Senior Housing Eaglecrest Project, Refunding Revenue, 0.04%, 7/1/39, (LOC: Freddie Mac)(a)	3,100,000
3,820,000	City of Saint Louis Park Parkshore Senior Project Refunding Revenue, 0.04%, 8/1/34, (Credit Support: Freddie Mac)(a)	3,820,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.04%, 9/15/33, (Credit Support: Fannie Mae)(a)	5,565,000
1,060,000	City of Spring Lake Park Oak Crest Apartments Project Refunding Revenue, 0.04%, 2/15/33, (Credit Support: Fannie Mae)(a)	1,060,000
1,065,000	Minnesota State Public Improvements GO, Series A, 5.00%, 6/1/15	1,086,193
5,500,000	Pine City Senior Housing Lakeview Commons Project Refunding Revenue, 0.04%, 4/15/36, (Credit Support: Fannie Mae)(a)	5,500,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$20,000,000	Rochester Health Care Facilities TECP, 0.07%, 1/2/15, (Credit Support: Mayo Clinic Foundation)(c)	$20,000,000
10,000,000	Rochester Health Care Facilities TECP, 0.07%, 1/8/15, (Credit Support: Mayo Clinic Foundation)(c)	10,000,000
8,550,000	Rochester Health Care Facilities TECP, 0.08%, 1/6/15, (Credit Support: Mayo Clinic Foundation)(c)	8,550,000
5,350,000	Saint Paul Housing & Redevelopment Authority, Highland Ridge Project Refunding Revenue, 0.04%, 10/1/33, (Credit Support: Freddie Mac)(a)	5,350,000
1,020,000	Saint Paul Independent School District No. 625 School Improvements GO, Series A, 4.00%, 2/1/15, (Credit Support: MN School District Credit Program)	1,023,215
7,745,000	Saint Paul Port Authority Sibley Project Refunding Revenue, 0.04%, 2/1/34, (Credit Support: Freddie Mac)(a)	7,744,996
21,295,000	State of Minnesota Various Purpose GO, Series A, 5.00%, 8/1/15	21,895,584
29,750,000	University of Minnesota TECP, 0.07%, 1/6/15(c)	29,750,000

		158,159,982

Mississippi — 4.68%
2,710,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series A, 0.01%, 12/1/30(a)	2,710,000
11,300,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series B, 0.01%, 11/1/35(a)	11,300,000
9,700,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series B, 0.02%, 12/1/30(a)	9,700,000
22,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series F, 0.01%, 11/1/35(a)	22,000,000
8,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series H, 0.03%, 11/1/35(a)	8,000,000
4,400,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series I, 0.01%, 11/1/35(a)	4,400,000
7,140,000	Mississippi Business Finance Corp., King Edward Hotel Project Revenue, 0.04%, 5/1/39, (LOC: Federal Home Loan Bank, Atlanta)(a)	7,140,000

		65,250,000

Missouri — 0.94%
3,400,000	Kansas City, Roe Bartle Refunding Revenue, Series E, 0.04%, 4/15/34, (LOC: Sumitomo Mitsui Banking)(a)	3,400,000
5,000,000	Kansas City, Roe Bartle Refunding Revenue, Series F, 0.04%, 4/15/25, (LOC: Sumitomo Mitsui Banking)(a)	5,000,000
4,735,000	Nodaway County Industrial Development Authority Northwest Foundation Inc. Revenue, 0.03%, 11/1/28, (LOC: U.S. Bank NA)(a)	4,735,000

		13,135,000

Montana — 2.19%
1,700,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.16%, 3/1/29(a)	1,700,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$14,775,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.16%, 3/1/32(a)	$14,774,537
6,000,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.16%, 3/1/35(a)	6,000,000
8,000,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.16%, 3/1/38(a)	8,000,000

		30,474,537

New York — 8.65%
20,000,000	City of Rochester Public Improvements GO, Series II, 2.00%, 8/10/15	20,212,868
10,000,000	Nassau County Interim Finance Authority Refunding Revenue, Series B, 0.02%, 11/15/21, (LOC: Sumitomo Mitsui Banking)(a)	9,999,903
5,000,000	New York City Housing Development Corp. 101 Avenue D Apartments Refunding Revenue, Series A, 0.05%, 7/1/43, (LOC: Bank of America N.A.)(a)	5,000,000
6,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue, 0.02%, 11/1/29(a)	6,000,000
3,855,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 11/1/15	4,009,162
10,200,000	New York State Dormitory Authority Nursing Home Improvements Revenue, Series A, 0.02%, 11/15/36, (Credit Support: Fannie Mae)(a)	10,200,000
8,055,000	New York State Dormitory Authority Refunding Revenue, Series A, 0.10%, 7/1/28, (LOC: TD Bank NA)(a)	8,055,000
27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.06%, 8/1/15, (LOC: Wells Fargo Bank)(a)	27,400,000
14,300,000	New York State Housing Finance Agency Revenue , Series A, 0.02%, 5/1/35, (Credit Support: Freddie Mac)(a)	14,299,888
10,490,000	New York State Housing Finance Agency, College Arms Revenue, Series A, 0.02%, 5/1/48, (Credit Support: Freddie Mac)(a)	10,490,000
5,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue, Series B, 0.03%, 1/1/32, (LOC: California State Teachers Retirement System)(a)	5,000,000

		120,666,821

North Carolina — 2.26%
6,850,000	Charlotte-Mecklenburg Hospital Authority Refunding Revenue, Carolinas Healthcare, Series D, 0.02%, 1/15/26, (LOC: US Bank, N.A.)(a)	6,850,000
6,000,000	Charlotte-Mecklenburg Hospital Authority, Series E, 0.03%, 1/15/44, (LOC: TD Bank, N.A.)(a)	6,000,000
14,700,000	Lower Cape Fear Water & Sewer Authority Water Utility Improvements Revenue, 0.05%, 12/1/34, (LOC: Rabobank Cooperative)(a)	14,700,000
1,300,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, 0.04%, 7/1/19, (LOC: Branch Banking & Trust)(a)	1,300,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 2,660,000	North Carolina Medical Care Commission Lower Cape Fear Hospice Revenue, 0.07%, 11/1/27, (LOC: Branch Banking & Trust)(a)	$2,660,000

		31,510,000

Ohio — 0.54%
4,870,000	Cuyahoga County, Cleveland Health Educational Museum Revenue, 0.04%, 3/1/32, (LOC: PNC Bank N.A.)(a)	4,870,000
2,700,000	Ohio Higher Educational Facility Commission, John Carroll Revenue, Series A, 0.04%, 11/15/31, (LOC: JP Morgan Chase Bank NA)(a)	2,700,000

		7,570,000

Oregon — 0.09%
1,200,000	State of Oregon State Board of Higher Education Refunding GO, Series A, 5.00%, 8/1/15	1,233,509

Pennsylvania — 5.68%
6,800,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.04%, 6/1/30, (LOC: PNC Bank NA)(a)	6,800,000
3,600,000	Delaware County Industrial Development Authority, Scott Paper Co. Project Revenue, Series B, 0.04%, 12/1/18, (Credit Support: Kimberly-Clark Corp.)(a)	3,600,000
32,020,000	Delaware County Industrial Development Authority, United Parcel Service Project Revenue, 0.02%, 12/1/15(a)	32,019,998
4,600,000	Delaware River Port Authority Pennsylvania & New Jersey Refunding Revenue, Series B, 0.03%, 1/1/26, (LOC: TD Bank, N.A.)(a)	4,600,000
8,700,000	Emmaus General Authority Revenue, Subseries D-24, 0.03%, 3/1/24, (LOC: U.S. Bank NA)(a)	8,700,000
8,200,000	Jackson Township Industrial Development Authority Stoneridge Retirement Revenue, 0.04%, 10/15/42, (LOC: PNC Bank NA)(a)	8,200,000
8,155,000	JP Morgan Chase Putters/Drivers Trust Owen J Roberts School District Refunding GO, Series 3405, 0.06%, 11/15/15, (Credit Support: State Aid Withholding)(a)(b)	8,155,000
7,155,000	Luzerne County Convention Center Authority Revenue, Series A, 0.04%, 9/1/28, (LOC: PNC Bank NA)(a)	7,155,000

		79,229,998

South Carolina — 0.71%
2,695,000	Florence School District GO, 1.00%, 3/1/15, (Credit Support: South Carolina School District)	2,698,637
1,200,000	Horry County School District GO, Series A, 5.00%, 3/1/15, (Credit Support: South Carolina School District)	1,209,130
1,055,000	Lexington County School District No. 2, Brookland Cayce Refunding GO, 4.00%, 3/1/15, (Credit Support: South Carolina School District)	1,061,517
3,450,000	South Carolina Jobs-Economic Development Authority Revenue, 0.14%, 5/1/29, (LOC: Wells Fargo Bank)(a)	3,450,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 1,500,000	Spartanburg County School District No. 6 School Improvements GO, 4.00%, 4/1/15, (Credit Support: South Carolina School District)	$1,514,159

		9,933,443

South Dakota — 0.36%
5,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.05%, 5/1/39(a)	5,000,000

Tennessee — 2.13%
1,800,000	Clarksville Public Building Authority Refunding Revenue, 0.05%, 7/1/35, (LOC: Bank of America, N.A.)(a)	1,800,000
7,910,000	Shelby County Health Educational & Housing Facilities Board, Hedgerow Apartments Refunding Revenue, Series A-1, 0.04%, 12/15/37, (Credit Support: Fannie Mae)(a)	7,910,000
20,000,000	Vanderbilt University TECP, 0.12%, 8/5/15(c)	20,000,000

		29,710,000

Texas — 16.64%
2,005,000	Alief Independent School District Refunding GO, Series A, 5.00%, 2/15/15, (Credit Support: PSF-GTD)	2,016,585
1,435,000	Alvin Independent School District School Improvements GO, Series A, 2.00%, 2/15/15, (Credit Support: PSF-GTD)	1,438,160
3,300,000	Arlington Independent School District Refunding GO, 5.00%, 2/15/15, (Credit Support: PSF-GTD)	3,319,200
2,275,000	Birdville Independent School District Refunding GO, 3.00%, 2/15/15, (Credit Support: PSF-GTD)	2,282,727
5,090,000	Calhoun County Independent School District Refunding GO, 2.00%, 2/15/15, (Credit Support: PSF-GTD)	5,101,210
10,600,000	City of Houston Utility System Refunding Revenue, Series B-3, 0.03%, 5/15/34, (LOC: Sumitomo Mitsui Banking)(a)	10,600,000
4,330,000	Conroe Independent School District Refunding GO, Series A, 3.00%, 2/15/15, (Credit Support: PSF-GTD)	4,344,724
7,870,000	Dallas Performing Arts Cultural Facilities Corp. Refunding Revenue, Series B, 0.06%, 9/1/41, (LOC: JP Morgan Chase Bank NA)(a)	7,870,000
7,050,000	DeSoto Industrial Development Authority Caterpillar Refunding Revenue, 0.07%, 12/1/16(a)	7,050,000
1,770,000	Dripping Springs Independent School District School Improvements Refunding GO, 2.00%, 2/15/15, (Credit Support: PSF-GTD)	1,773,842
1,000,000	East Central Independent School District School Improvements GO, 5.00%, 8/15/15, (Credit Support: PSF-GTD)	1,029,633
2,655,000	Falls City Independent School District School Improvements GO, 2.00%, 8/15/15, (Credit Support: PSF-GTD)	2,684,563
1,000,000	Fort Bend Independent School District School Improvements Refunding GO, 5.00%, 8/15/15, (Credit Support: PSF-GTD)	1,029,722
5,470,000	Fort Worth Independent School District School Improvements GO, 2.00%, 2/15/15, (Credit Support: PSF-GTD)	5,482,047

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 1,000,000	Frisco Independent School District School Improvements Refunding GO, Series A, 5.00%, 8/15/15, (Credit Support: PSF-GTD)	$1,029,920
14,150,000	Gulf Coast Waste Disposal Authority Exxon Project Refunding Revenue, 0.01%, 6/1/20(a)	14,150,000
8,000,000	Gulf Coast Waste Disposal Authority Exxon Project Refunding Revenue, 0.01%, 10/1/24(a)	8,000,000
23,555,000	Harris County Cultural Educational Facilities Methodist Hospital Refunding Revenue, 0.03%, 12/1/24(a)	23,555,000
18,000,000	Harris County Cultural Educational Facilities TECP, 0.14%, 4/6/15, (Credit Support: Methodist Hospital)(c)	18,000,000
8,000,000	Harris County Cultural Educational Facilities TECP, 0.14%, 4/6/15, (Credit Support: Methodist Hospital)(c)	8,000,000
17,000,000	Harris County Cultural Educational Facilities TECP, 0.14%, 8/13/15, (Credit Support: Methodist Hospital)(c)	17,000,000
1,250,000	Houston Independent School District Refunding GO, Series A, 3.00%, 2/15/15, (Credit Support: PSF-GTD)	1,254,271
1,710,000	Katy Independent School District School Improvements GO, Series C, 5.00%, 2/15/15, (Credit Support: PSF-GTD)	1,719,991
1,010,000	Klein Independent School District School Improvements GO, 4.00%, 2/1/15, (Credit Support: PSF-GTD)	1,013,142
595,000	Manor Independent School District School Improvements GO, 4.00%, 8/1/15, (Credit Support: PSF-GTD)	608,166
1,050,000	North East Independent School District School Improvements Refunding GO, 5.00%, 8/1/15, (Credit Support: PSF-GTD)	1,079,426
1,000,000	Pflugerville Independent School District Refunding GO, 4.00%, 8/15/15, (Credit Support: PSF-GTD)	1,023,600
800,000	Plano Independent School District Refunding GO, Series A, 4.00%, 2/15/15, (Credit Support: PSF-GTD)	803,700
785,000	Reagan County Independent School District School Improvements GO, 2.00%, 2/15/15, (Credit Support: PSF-GTD)	786,653
750,000	Rockwall Independent School District Refunding GO, 5.00%, 2/15/15, (Credit Support: PSF-GTD)	754,380
4,455,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.14%, 12/1/26, (LOC: Wells Fargo Bank)(a)	4,455,000
1,000,000	Spring Independent School District School Improvements Refunding GO, Series 2008A, 5.00%, 8/15/15, (Credit Support: PSF-GTD)	1,029,674
20,000,000	State of Texas Cash Flow Management GO, 1.50%, 8/31/15	20,180,084
5,500,000	State of Texas Veterans Housing Assistance Fund GO, 0.03%, 12/1/38(c)	5,500,000
7,840,000	State of Texas Veterans Housing GO, Series B, 0.03%, 12/1/42(a)	7,840,000
1,000,000	Terrell Independent School District Refunding GO, 4.00%, 8/1/15, (Credit Support: PSF-GTD)	1,021,995
21,685,000	University of Texas Financing System Refunding Revenue, Series B, 0.02%, 8/1/34(a)	21,685,000
1,030,000	University of Texas Financing System Refunding Revenue, Series B, 5.25%, 8/15/15	1,062,236
1,610,000	University of Texas Financing System Refunding Revenue, Series E, 5.00%, 8/15/15	1,658,134

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$12,851,000	University of Texas TECP, 0.07%, 2/5/15(c)	$12,851,000

		232,083,785

Utah — 1.34%
350,000	County of Sanpete Private Primary Schools Revenue, 0.14%, 8/1/28, (LOC: U.S. Bank NA)(a)	350,000
2,335,000	Ogden City Redevelopment Agency Tax Allocation Revenue, Series A, 0.14%, 4/1/25, (LOC: Wells Fargo Bank)(a)	2,335,000
4,100,000	Salt Lake County Housing Authority Refunding Revenue, 0.04%, 2/15/31, (Credit Support: Fannie Mae)(a)	4,100,000
11,970,000	Utah Associated Municipal Power Systems Horse Butte Wind Project Revenue, 0.05%, 9/1/32, (LOC: Bank of Montreal)(a)	11,970,000

		18,755,000

Vermont — 0.42%
2,675,000	Vermont Educational & Health Buildings Financing Agency, Landmark College Project Revenue, Series A, 0.01%, 7/1/39, (LOC: TD Bank, N.A.)(a)	2,675,000
3,230,000	Vermont Educational & Health Buildings Financing Agency, Porter Nursing Home Project Refunding Revenue, Series A, 0.05%, 10/1/30, (LOC: TD Bank, N.A.)(a)	3,230,000

		5,905,000

Virginia — 0.70%
9,830,000	Norfolk Redevelopment & Housing Authority Old Dominion University Project, Refunding Revenue, 0.04%, 8/1/33, (LOC: Bank of America N.A.)(a)	9,830,000

Washington — 1.26%
1,040,000	State of Washington Public Improvements GO, Series C, 5.00%, 2/1/15	1,044,127
1,100,000	State of Washington Public Improvements GO, Series D, 5.00%, 1/1/15	1,100,000
1,000,000	State of Washington Public Improvements GO, Series D, 5.00%, 1/1/15, (Credit Support: Escrowed in U.S. Treasuries)	1,000,000
4,155,000	State of Washington Refunding GO, 5.00%, 1/1/15	4,155,000
2,105,000	State of Washington, Motor Vehicle Fuel Tax GO, Series E, 5.00%, 1/1/15	2,105,000
3,840,000	Washington State Housing Finance Commission Living Care Centers Project Revenue, 0.06%, 10/1/31, (LOC: Wells Fargo Bank NA)(a)	3,840,000
4,330,000	Washington State Housing Finance Commission Retirement Facilities Revenue, Series A, 0.06%, 8/1/44, (LOC: Federal Home Loan Bank, San Francisco)(a)	4,330,000

		17,574,127

Wisconsin — 2.77%
6,600,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.14%, 6/1/28, (LOC: Wells Fargo Bank)(a)	6,600,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$30,250,000	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Refunding Revenue, Series C, 0.03%, 7/15/28, (LOC: Bank of Montreal)(a)	$30,250,000
1,730,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.04%, 3/1/23, (LOC: U.S. Bank NA)(a)	1,730,000

		38,580,000

Total Municipal Bonds		1,370,468,978

(Cost $1,370,468,978)

Shares
Investment Company — 1.08%
15,000,000	Goldman Sachs Financial Square Tax Free Money Market Fund, Institutional Shares	15,000,000

Total Investment Company		15,000,000

(Cost $15,000,000)

Total Investments		$1,385,468,978
(Cost 1,385,468,978)(d) — 99.35%

Other assets in excess of liabilities — 0.65%		9,060,685

NET ASSETS — 100.00%		$1,394,529,663

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2014. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

GO - General Obligation

LOC - Letter of Credit

PSF-GTD - Permanent School Fund Guarantee

TECP - Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

December 31, 2014 (Unaudited)

Principal Amount		Value
Municipal Bonds — 3.30%
California — 0.22%
$ 95,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$98,814

950,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	978,747

		1,077,561

Delaware — 0.67%
55,000	Delaware State Housing Authority Revenue, 4.50%, 7/1/15, (Credit Support: AGM), Callable 1/1/15 @ 100	55,000

130,000	Delaware State Housing Authority Revenue, 4.55%, 1/1/16, (Credit Support: AGM), Callable 1/1/15 @ 100	130,000

135,000	Delaware State Housing Authority Revenue, 4.55%, 7/1/16, (Credit Support: AGM), Callable 1/1/15 @ 100	135,000

295,000	Delaware State Housing Authority Revenue, 4.65%, 7/1/26, (Credit Support: AMBAC), Callable 7/1/15 @ 100	294,749

630,000	Delaware State Housing Authority Revenue, Series 2, 1.50%, 1/1/15, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	630,000

680,000	Delaware State Housing Authority Revenue, Series A, 5.05%, 7/1/23, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	681,897

785,000	Delaware State Housing Authority Revenue, Series A, 5.25%, 7/1/28, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	814,508

570,000	Delaware State Housing Authority Revenue, Series A, 5.35%, 7/1/31, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	590,788

		3,331,942

Massachusetts — 0.41%
545,000	Massachusetts Housing Finance Agency Revenue, Series 170, 1.51%, 12/1/17	543,806

250,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.21%, 6/1/18	249,940

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 330,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.31%, 12/1/18	$329,558

160,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.51%, 6/1/19	161,085

575,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.61%, 12/1/19	576,829

205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	206,640

		2,067,858

Mississippi — 0.02%
100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, FHA), Callable 9/1/18 @ 105	105,542

New York — 1.91%
750,000	New York City Housing Development Corp. Revenue, 1.54%, 2/1/17	756,975

500,000	New York City Housing Development Corp. Revenue, 1.73%, 8/1/17	506,845

750,000	New York City Housing Development Corp. Revenue, 1.94%, 2/1/18	755,287

665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	675,886

700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	714,021

1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	1,011,390

1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.59%, 4/1/18	1,329,540

1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.85%, 10/1/18	1,329,940

1,335,000	New York State Mortgage Agency Revenue, Series 184, 2.10%, 4/1/19	1,345,293

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$1,140,000	New York State Mortgage Agency Revenue, Series 187, 1.59%, 4/1/18	$1,135,337

		9,560,514

Vermont — 0.07%
160,000	Vermont Housing Finance Agency Revenue, Series C, 1.20%, 8/15/16	160,920

165,000	Vermont Housing Finance Agency Revenue, Series C, 1.95%, 8/15/17	168,005

		328,925

Total Municipal Bonds		16,472,342

(Cost $16,173,374)
U.S. Government Agency Backed Mortgages — 107.35%
Fannie Mae — 67.83%
1,585,000	(TBA), 3.05%, 12/1/39(a)	1,608,377
48,515	Pool #257612, 5.00%, 5/1/38	54,280
177,694	Pool #257613, 5.50%, 6/1/38	196,199
170,203	Pool #257631, 6.00%, 7/1/38	192,602
54,302	Pool #257632, 5.50%, 7/1/38	61,503
130,383	Pool #257649, 5.50%, 7/1/38	146,737
75,439	Pool #257656, 6.00%, 8/1/38	85,367
132,027	Pool #257663, 5.50%, 8/1/38	148,917
116,338	Pool #257857, 6.00%, 12/1/37	131,711
66,069	Pool #257869, 5.50%, 12/1/37	74,615
118,871	Pool #257890, 5.50%, 2/1/38	134,022
124,180	Pool #257892, 5.50%, 2/1/38	137,501
46,895	Pool #257897, 5.50%, 2/1/38	53,077
46,727	Pool #257898, 6.00%, 2/1/38	53,051
51,905	Pool #257902, 6.00%, 2/1/38	58,932
138,202	Pool #257903, 5.50%, 2/1/38	155,191
82,606	Pool #257913, 5.50%, 1/1/38	93,071
73,871	Pool #257926, 5.50%, 3/1/38	83,610
57,775	Pool #257942, 5.50%, 4/1/38	65,392
98,811	Pool #257943, 6.00%, 4/1/38	111,814
79,610	Pool #257995, 6.00%, 7/1/38	90,086
66,698	Pool #258022, 5.50%, 5/1/34	75,971
89,450	Pool #258027, 5.00%, 5/1/34	99,296
105,071	Pool #258030, 5.00%, 5/1/34	116,407
148,448	Pool #258070, 5.00%, 6/1/34	165,925
44,635	Pool #258121, 5.50%, 6/1/34	50,841
146,426	Pool #258152, 5.50%, 8/1/34	166,051
206,963	Pool #258157, 5.00%, 8/1/34	229,583
174,250	Pool #258163, 5.50%, 8/1/34	197,468

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$124,997	Pool #258166, 5.50%, 9/1/34	$140,792
78,418	Pool #258171, 5.50%, 10/1/34	88,928
158,715	Pool #258173, 5.50%, 10/1/34	178,598
146,145	Pool #258180, 5.00%, 10/1/34	161,913
43,432	Pool #258222, 5.00%, 11/1/34	48,403
112,890	Pool #258224, 5.50%, 12/1/34	127,120
212,419	Pool #258238, 5.00%, 1/1/35	235,204
100,206	Pool #258251, 5.50%, 1/1/35	113,510
116,084	Pool #258258, 5.00%, 1/1/35	128,591
235,343	Pool #258305, 5.00%, 3/1/35	260,587
102,480	Pool #258336, 5.00%, 4/1/35	114,145
67,832	Pool #258340, 5.00%, 3/1/35	75,554
68,204	Pool #258393, 5.00%, 5/1/35	75,968
69,777	Pool #258394, 5.00%, 5/1/35	77,676
263,217	Pool #258395, 5.50%, 6/1/35	295,533
67,227	Pool #258403, 5.00%, 6/1/35	74,837
90,248	Pool #258404, 5.00%, 6/1/35	100,281
52,346	Pool #258410, 5.00%, 4/1/35	58,304
55,320	Pool #258411, 5.50%, 5/1/35	62,873
124,972	Pool #258448, 5.00%, 8/1/35	138,357
213,780	Pool #258450, 5.50%, 8/1/35	241,329
100,274	Pool #258456, 5.00%, 8/1/35	111,155
73,022	Pool #258479, 5.50%, 7/1/35	82,592
90,396	Pool #258552, 5.00%, 11/1/35	100,841
399,470	Pool #258571, 5.50%, 11/1/35	449,701
97,021	Pool #258600, 6.00%, 1/1/36	110,527
379,765	Pool #258627, 5.50%, 2/1/36	427,162
111,967	Pool #258634, 5.50%, 2/1/36	126,343
60,156	Pool #258658, 5.50%, 3/1/36	68,200
58,627	Pool #258737, 5.50%, 12/1/35	66,466
82,537	Pool #258763, 6.00%, 5/1/36	94,152
47,948	Pool #259004, 8.00%, 2/1/30	58,034
54,173	Pool #259030, 8.00%, 4/1/30	64,872
50,928	Pool #259181, 6.50%, 3/1/31	59,132
17,710	Pool #259187, 6.50%, 4/1/31	20,011
80,483	Pool #259190, 6.50%, 4/1/31	93,666
78,142	Pool #259201, 6.50%, 4/1/31	90,980
39,460	Pool #259306, 6.50%, 9/1/31	45,850
91,607	Pool #259316, 6.50%, 11/1/31	106,691
34,962	Pool #259378, 6.00%, 12/1/31	40,149
38,901	Pool #259393, 6.00%, 1/1/32	44,744
48,490	Pool #259590, 5.50%, 11/1/32	55,073
199,914	Pool #259611, 5.50%, 11/1/32	225,331
60,872	Pool #259634, 5.50%, 12/1/32	68,023
66,970	Pool #259655, 5.50%, 2/1/33	76,091
155,780	Pool #259659, 5.50%, 2/1/33	175,963
37,200	Pool #259671, 5.50%, 2/1/33	42,268
90,985	Pool #259686, 5.50%, 3/1/33	102,746

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 43,996	Pool #259722, 5.00%, 5/1/33	$48,906
55,565	Pool #259724, 5.00%, 5/1/33	61,857
142,342	Pool #259725, 5.00%, 5/1/33	157,923
69,907	Pool #259726, 5.00%, 5/1/33	77,627
119,948	Pool #259729, 5.00%, 6/1/33	132,935
62,954	Pool #259734, 5.50%, 5/1/33	70,365
69,976	Pool #259761, 5.00%, 6/1/33	77,680
132,203	Pool #259764, 5.00%, 7/1/33	146,181
133,464	Pool #259777, 5.00%, 7/1/33	147,772
92,828	Pool #259781, 5.00%, 7/1/33	102,885
56,477	Pool #259789, 5.00%, 7/1/33	62,872
103,588	Pool #259807, 5.00%, 8/1/33	114,772
144,103	Pool #259816, 5.00%, 8/1/33	159,498
31,325	Pool #259819, 5.00%, 8/1/33	34,869
135,418	Pool #259830, 5.00%, 8/1/33	150,039
38,273	Pool #259848, 5.00%, 9/1/33	42,607
80,773	Pool #259867, 5.50%, 10/1/33	91,674
101,501	Pool #259869, 5.50%, 10/1/33	114,724
125,547	Pool #259875, 5.50%, 10/1/33	142,373
77,841	Pool #259876, 5.50%, 10/1/33	88,274
44,973	Pool #259879, 5.50%, 10/1/33	51,225
91,731	Pool #259906, 5.50%, 11/1/33	103,639
57,036	Pool #259928, 5.50%, 12/1/33	65,019
201,965	Pool #259930, 5.00%, 11/1/33	223,850
1,412	Pool #259939, 5.50%, 11/1/33	1,608
42,830	Pool #259961, 5.50%, 3/1/34	48,785
118,306	Pool #259976, 5.00%, 3/1/34	131,588
42,970	Pool #259998, 5.00%, 3/1/34	47,935
507,628	Pool #381985, 7.97%, 9/1/17	506,632
843,008	Pool #387472, 4.89%, 6/1/15	844,695
7,262,589	Pool #465537, 4.20%, 7/1/20	7,976,402
712,514	Pool #465946, 3.61%, 9/1/20	763,233
5,779,560	Pool #466934, 4.10%, 1/1/21	6,341,377
3,309,874	Pool #467882, 4.24%, 6/1/21	3,661,148
2,384,190	Pool #468104, 3.93%, 5/1/18	2,556,471
827,123	Pool #469239, 2.69%, 10/1/18	854,812
459,148	Pool #470439, 2.91%, 5/1/22	474,011
3,323,561	Pool #470561, 2.94%, 2/1/22	3,439,450
959,304	Pool #471478, 2.61%, 8/1/22	971,261
3,523,324	Pool #471948, 2.86%, 7/1/22	3,624,426
217,922	Pool #557295, 7.00%, 12/1/29	253,008
31,778	Pool #575886, 7.50%, 1/1/31	38,092
81,390	Pool #576445, 6.00%, 1/1/31	92,771
178,505	Pool #579402, 6.50%, 4/1/31	207,198
155,106	Pool #583728, 6.50%, 6/1/31	180,307
77,735	Pool #585148, 6.50%, 7/1/31	90,495
39,328	Pool #590931, 6.50%, 7/1/31	45,758
69,507	Pool #590932, 6.50%, 7/1/31	80,643

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 95,088	Pool #601865, 6.50%, 4/1/31	$107,796
138,037	Pool #601868, 6.00%, 7/1/29	157,313
92,288	Pool #607611, 6.50%, 11/1/31	107,162
217,815	Pool #634271, 6.50%, 5/1/32	253,935
27,449	Pool #640146, 5.00%, 12/1/17	28,765
47,761	Pool #644232, 6.50%, 6/1/32	55,702
29,322	Pool #644432, 6.50%, 7/1/32	33,975
47,916	Pool #644437, 6.50%, 6/1/32	55,679
2,952,790	Pool #663159, 5.00%, 7/1/32(b)	3,263,619
176,055	Pool #670278, 5.50%, 11/1/32	199,812
49,007	Pool #676702, 5.50%, 11/1/32	55,457
58,337	Pool #677591, 5.50%, 12/1/32	65,892
296,676	Pool #681883, 6.00%, 3/1/33	340,850
68,514	Pool #683087, 5.00%, 1/1/18	71,955
45,563	Pool #684644, 4.50%, 6/1/18	47,914
276,165	Pool #686542, 5.50%, 3/1/33	308,604
425,586	Pool #695961, 5.50%, 1/1/33	477,889
332,498	Pool #696407, 5.50%, 4/1/33	375,819
730,219	Pool #702478, 5.50%, 6/1/33	820,844
228,180	Pool #702479, 5.00%, 6/1/33	252,642
78,441	Pool #703210, 5.50%, 9/1/32	87,654
348,848	Pool #720025, 5.00%, 8/1/33	386,404
284,405	Pool #723066, 5.00%, 4/1/33	314,807
286,622	Pool #723067, 5.50%, 5/1/33	321,631
309,686	Pool #723070, 4.50%, 5/1/33	339,089
424,313	Pool #727311, 4.50%, 9/1/33	465,551
990,125	Pool #727312, 5.00%, 9/1/33(b)	1,099,116
248,967	Pool #727315, 6.00%, 10/1/33	286,661
304,775	Pool #738589, 5.00%, 9/1/33	337,658
182,653	Pool #738683, 5.00%, 9/1/33	202,360
340,833	Pool #739269, 5.00%, 9/1/33	377,305
182,406	Pool #743595, 5.50%, 10/1/33	205,456
188,005	Pool #748041, 4.50%, 10/1/33	205,836
201,203	Pool #749891, 5.00%, 9/1/33	222,537
291,294	Pool #749897, 4.50%, 9/1/33	318,893
49,363	Pool #750984, 5.00%, 12/1/18	52,407
161,061	Pool #751008, 5.00%, 12/1/18	170,411
276,773	Pool #753533, 5.00%, 11/1/33	306,634
98,737	Pool #755679, 6.00%, 1/1/34	113,788
114,710	Pool #755745, 5.00%, 1/1/34	128,090
164,562	Pool #755746, 5.50%, 12/1/33	187,441
45,808	Pool #763551, 5.50%, 3/1/34	52,176
326,013	Pool #763820, 5.50%, 1/1/34	368,485
110,272	Pool #763824, 5.00%, 3/1/34	122,169
125,511	Pool #765216, 5.00%, 1/1/19	133,249
29,358	Pool #765217, 4.50%, 1/1/19	31,084
66,061	Pool #765306, 5.00%, 2/1/19	69,955
2,229	Pool #773084, 4.50%, 3/1/19	2,236

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 14,751	Pool #773096, 4.50%, 3/1/19	$15,642
180,226	Pool #773175, 5.00%, 5/1/34	199,671
204,026	Pool #773476, 5.50%, 7/1/19	218,681
87,483	Pool #773547, 5.00%, 5/1/34	97,113
42,194	Pool #773553, 5.00%, 4/1/34	47,253
379,412	Pool #773568, 5.50%, 5/1/34	426,942
173,422	Pool #776850, 5.50%, 11/1/34	195,147
51,230	Pool #776851, 6.00%, 10/1/34	58,744
65,296	Pool #777444, 5.50%, 5/1/34	74,374
1,781,968	Pool #777621, 5.00%, 2/1/34(b)	1,974,226
147,579	Pool #781437, 6.00%, 8/1/34	168,145
92,429	Pool #781741, 6.00%, 9/1/34	105,858
178,124	Pool #781907, 5.00%, 2/1/21	192,088
224,461	Pool #781954, 5.00%, 6/1/34	248,784
211,182	Pool #781959, 5.50%, 6/1/34	237,638
412,094	Pool #781960, 5.50%, 6/1/34	463,719
301,250	Pool #783893, 5.50%, 12/1/34	340,260
191,275	Pool #783929, 5.50%, 10/1/34	216,193
62,069	Pool #788329, 6.50%, 8/1/34	69,878
65,187	Pool #790282, 6.00%, 7/1/34	74,665
178,230	Pool #797623, 5.00%, 7/1/35	197,237
156,882	Pool #797626, 5.50%, 7/1/35	176,143
135,263	Pool #797627, 5.00%, 7/1/35	149,751
127,626	Pool #797674, 5.50%, 9/1/35	144,072
502,901	Pool #798725, 5.50%, 11/1/34	565,901
166,197	Pool #799547, 5.50%, 9/1/34	188,186
116,117	Pool #799548, 6.00%, 9/1/34	132,828
1,494,542	Pool #806754, 4.50%, 9/1/34(b)	1,636,290
364,528	Pool #806757, 6.00%, 9/1/34	415,432
1,316,244	Pool #806761, 5.50%, 9/1/34	1,481,136
80,641	Pool #808185, 5.50%, 3/1/35	91,083
351,284	Pool #808205, 5.00%, 1/1/35	388,965
65,370	Pool #813942, 5.00%, 11/1/20	70,212
481,849	Pool #815009, 5.00%, 4/1/35	533,535
377,329	Pool #817641, 5.00%, 11/1/35	419,041
134,579	Pool #820334, 5.00%, 9/1/35	148,994
573,383	Pool #820335, 5.00%, 9/1/35	634,529
198,519	Pool #820336, 5.00%, 9/1/35	220,589
435,391	Pool #822008, 5.00%, 5/1/35	482,093
896,788	Pool #829005, 5.00%, 8/1/35	992,422
201,292	Pool #829006, 5.50%, 9/1/35	226,005
163,051	Pool #829274, 5.00%, 8/1/35	180,439
464,336	Pool #829275, 5.00%, 8/1/35	513,853
175,526	Pool #829276, 5.00%, 8/1/35	194,244
131,228	Pool #829277, 5.00%, 8/1/35	145,283
609,515	Pool #829649, 5.50%, 3/1/35	685,872
428,722	Pool #844361, 5.50%, 11/1/35	480,957
180,798	Pool #845245, 5.50%, 11/1/35	205,227

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 64,321	Pool #866969, 6.00%, 2/1/36	$73,384
173,034	Pool #867569, 6.00%, 2/1/36	196,192
180,429	Pool #867574, 5.50%, 2/1/36	203,962
153,950	Pool #868788, 6.00%, 3/1/36	175,470
212,944	Pool #870599, 6.00%, 6/1/36	242,425
165,236	Pool #870684, 6.00%, 7/1/36	187,389
516,424	Pool #871072, 5.50%, 2/1/37	577,568
3,030,182	Pool #874900, 5.45%, 10/1/17	3,347,327
256,827	Pool #882044, 6.00%, 5/1/36	291,323
192,610	Pool #884693, 5.50%, 4/1/36	217,551
986,618	Pool #885724, 5.50%, 6/1/36(b)	1,105,591
84,273	Pool #908671, 6.00%, 1/1/37	95,539
273,192	Pool #908672, 5.50%, 1/1/37	305,794
574,343	Pool #911730, 5.50%, 12/1/21	626,204
188,015	Pool #919368, 5.50%, 4/1/37	212,214
471,542	Pool #922582, 6.00%, 12/1/36	531,555
1,052,376	Pool #934941, 5.00%, 8/1/39(b)	1,165,260
816,584	Pool #934942, 5.00%, 9/1/39	902,899
293,488	Pool #941204, 5.50%, 6/1/37	330,530
162,997	Pool #943394, 5.50%, 6/1/37	183,977
472,595	Pool #944502, 6.00%, 6/1/37	533,819
370,211	Pool #948600, 6.00%, 8/1/37	417,636
165,177	Pool #948672, 5.50%, 8/1/37	184,734
460,563	Pool #952598, 6.00%, 7/1/37	521,272
238,464	Pool #952623, 6.00%, 8/1/37	270,015
213,765	Pool #952632, 6.00%, 7/1/37	242,001
137,983	Pool #952665, 6.00%, 8/1/37	156,026
390,223	Pool #952678, 6.50%, 8/1/37	442,686
109,756	Pool #952693, 6.50%, 8/1/37	124,364
2,458,536	Pool #957324, 5.43%, 5/1/18	2,746,578
369,458	Pool #958502, 5.07%, 5/1/19	414,850
211,105	Pool #960919, 5.00%, 2/1/38	233,750
248,496	Pool #975769, 5.50%, 3/1/38	279,044
139,764	Pool #982656, 5.50%, 6/1/38	154,756
85,410	Pool #982898, 5.00%, 5/1/38	94,692
155,146	Pool #983033, 5.00%, 5/1/38	171,618
154,385	Pool #984842, 5.50%, 6/1/38	173,436
81,274	Pool #986230, 5.00%, 7/1/38	90,106
384,974	Pool #986239, 6.00%, 7/1/38	435,637
333,912	Pool #986957, 5.50%, 7/1/38	375,116
81,760	Pool #990510, 5.50%, 8/1/38	92,360
376,919	Pool #990511, 6.00%, 8/1/38	426,523
180,982	Pool #990617, 5.50%, 9/1/38	202,806
398,658	Pool #AA0526, 5.00%, 12/1/38	440,984
538,835	Pool #AA0527, 5.50%, 12/1/38	596,633
311,568	Pool #AA0644, 4.50%, 3/1/39	339,415
601,923	Pool #AA0645, 4.50%, 3/1/39	658,918
162,893	Pool #AA2243, 4.50%, 5/1/39	179,258

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 534,043	Pool #AA3142, 4.50%, 3/1/39	$581,189
115,482	Pool #AA3143, 4.00%, 3/1/39	124,482
547,914	Pool #AA3206, 4.00%, 4/1/39	587,274
554,081	Pool #AA3207, 4.50%, 3/1/39	602,996
182,826	Pool #AA4468, 4.00%, 4/1/39	195,959
961,338	Pool #AA7042, 4.50%, 6/1/39	1,046,206
432,901	Pool #AA7658, 4.00%, 6/1/39	463,998
376,954	Pool #AA7659, 4.50%, 6/1/39	412,647
367,227	Pool #AA7741, 4.50%, 6/1/24	395,702
360,025	Pool #AA8455, 4.50%, 6/1/39	394,115
4,071,754	Pool #AB7798, 3.00%, 1/1/43	4,127,263
4,504,085	Pool #AB9203, 3.00%, 4/1/43	4,564,081
2,135,677	Pool #AB9204, 3.00%, 4/1/43	2,164,125
1,569,588	Pool #AB9831, 3.00%, 6/1/43(b)	1,590,740
1,149,929	Pool #AC1463, 5.00%, 8/1/39(b)	1,274,893
116,392	Pool #AC1464, 5.00%, 8/1/39	128,877
1,343,613	Pool #AC2109, 4.50%, 7/1/39(b)	1,462,228
297,306	Pool #AC4394, 5.00%, 9/1/39	329,615
670,068	Pool #AC4395, 5.00%, 9/1/39	744,246
472,042	Pool #AC5328, 5.00%, 10/1/39	523,340
392,004	Pool #AC5329, 5.00%, 10/1/39	432,828
473,203	Pool #AC6304, 5.00%, 11/1/39	522,483
364,117	Pool #AC6305, 5.00%, 11/1/39	403,686
704,466	Pool #AC6307, 5.00%, 12/1/39	777,830
740,484	Pool #AC6790, 5.00%, 12/1/39	821,417
2,763,797	Pool #AC7199, 5.00%, 12/1/39(b)	3,060,257
1,582,124	Pool #AD1470, 5.00%, 2/1/40	1,751,831
2,231,324	Pool #AD1471, 4.50%, 2/1/40(b)	2,428,308
875,170	Pool #AD1560, 5.00%, 3/1/40(b)	969,046
2,216,884	Pool #AD1585, 4.50%, 2/1/40(b)	2,412,593
823,340	Pool #AD1586, 5.00%, 1/1/40	911,656
682,132	Pool #AD1638, 4.50%, 2/1/40	741,926
540,559	Pool #AD1640, 4.50%, 3/1/40	588,280
2,297,283	Pool #AD1942, 4.50%, 1/1/40(b)	2,500,090
788,124	Pool #AD1943, 5.00%, 1/1/40	872,663
2,391,902	Pool #AD1988, 4.50%, 2/1/40(b)	2,603,062
420,271	Pool #AD2896, 5.00%, 3/1/40	466,205
1,433,828	Pool #AD4456, 4.50%, 4/1/40	1,560,408
330,124	Pool #AD4457, 4.50%, 4/1/40	359,268
997,625	Pool #AD4458, 4.50%, 4/1/40	1,085,073
621,789	Pool #AD4940, 4.50%, 6/1/40	681,053
441,466	Pool #AD4946, 4.50%, 6/1/40	483,543
635,754	Pool #AD5728, 5.00%, 4/1/40	705,239
903,420	Pool #AD7239, 4.50%, 7/1/40	989,528
463,849	Pool #AD7242, 4.50%, 7/1/40	504,798
547,099	Pool #AD7256, 4.50%, 7/1/40	600,185
1,222,072	Pool #AD7271, 4.50%, 7/1/40	1,326,903
688,842	Pool #AD7272, 4.50%, 7/1/40	754,497

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 956,500	Pool #AD8960, 5.00%, 6/1/40	$1,060,445
998,571	Pool #AD9613, 4.50%, 8/1/40	1,085,790
1,718,098	Pool #AD9614, 4.50%, 8/1/40(b)	1,868,163
497,320	Pool #AE2011, 4.00%, 9/1/40	531,802
2,055,627	Pool #AE2012, 4.00%, 9/1/40(b)	2,199,441
1,279,344	Pool #AE2023, 4.00%, 9/1/40(b)	1,368,848
1,361,594	Pool #AE5432, 4.00%, 10/1/40	1,456,852
564,128	Pool #AE5435, 4.50%, 9/1/40	613,401
451,709	Pool #AE5806, 4.50%, 9/1/40	494,762
1,189,701	Pool #AE5861, 4.00%, 10/1/40	1,272,934
578,003	Pool #AE5862, 4.00%, 10/1/40	618,079
830,013	Pool #AE5863, 4.00%, 10/1/40	887,563
894,428	Pool #AE6850, 4.00%, 10/1/40	957,003
666,563	Pool #AE6851, 4.00%, 10/1/40	713,196
647,870	Pool #AE7699, 4.00%, 11/1/40	693,196
749,265	Pool #AE7703, 4.00%, 10/1/40	801,684
1,787,419	Pool #AE7707, 4.00%, 11/1/40(b)	1,912,468
767,985	Pool #AH0300, 4.00%, 11/1/40	821,714
1,230,675	Pool #AH0301, 3.50%, 11/1/40	1,287,257
538,845	Pool #AH0302, 4.00%, 11/1/40	576,543
770,394	Pool #AH0306, 4.00%, 12/1/40	826,097
1,058,499	Pool #AH0508, 4.00%, 11/1/40	1,132,552
1,460,265	Pool #AH0537, 4.00%, 12/1/40	1,565,393
1,205,017	Pool #AH0914, 4.50%, 11/1/40(b)	1,310,079
1,140,667	Pool #AH0917, 4.00%, 12/1/40(b)	1,220,469
1,124,441	Pool #AH1077, 4.00%, 1/1/41	1,209,960
1,352,661	Pool #AH2973, 4.00%, 12/1/40	1,447,295
1,230,519	Pool #AH2980, 4.00%, 1/1/41	1,316,607
1,287,937	Pool #AH5656, 4.00%, 1/1/41(b)	1,380,658
860,797	Pool #AH5657, 4.00%, 2/1/41	921,019
1,406,489	Pool #AH5658, 4.00%, 2/1/41(b)	1,504,888
900,834	Pool #AH5662, 4.00%, 2/1/41	963,857
1,233,925	Pool #AH5882, 4.00%, 2/1/26	1,323,095
1,196,738	Pool #AH6764, 4.00%, 3/1/41	1,279,715
2,700,038	Pool #AH6768, 4.00%, 3/1/41(b)	2,888,936
730,869	Pool #AH7277, 4.00%, 3/1/41	781,545
1,585,462	Pool #AH7281, 4.00%, 3/1/41(b)	1,695,392
657,660	Pool #AH7526, 4.50%, 3/1/41	717,466
1,888,187	Pool #AH7537, 4.00%, 3/1/41(b)	2,019,106
928,356	Pool #AH8878, 4.50%, 4/1/41(b)	1,009,297
783,073	Pool #AH8885, 4.50%, 4/1/41	851,347
1,029,180	Pool #AH9050, 3.50%, 2/1/26	1,089,886
609,044	Pool #AI0114, 4.00%, 3/1/41	651,272
1,435,260	Pool #AI1846, 4.50%, 5/1/41(b)	1,560,397
1,026,309	Pool #AI1847, 4.50%, 5/1/41(b)	1,115,790
1,965,375	Pool #AI1848, 4.50%, 5/1/41(b)	2,136,731
1,092,823	Pool #AI1849, 4.50%, 5/1/41(b)	1,198,348
674,700	Pool #AJ0651, 4.00%, 8/1/41	721,270

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 873,744	Pool #AJ7668, 4.00%, 11/1/41	$934,053
1,162,740	Pool #AJ9133, 4.00%, 1/1/42(b)	1,242,269
12,513,303	Pool #AK2386, 3.50%, 2/1/42(b)	13,072,981
5,033,490	Pool #AK6715, 3.50%, 3/1/42(b)	5,258,621
1,903,813	Pool #AK6716, 3.50%, 3/1/42(b)	1,988,964
744,119	Pool #AK6718, 3.50%, 2/1/42	777,401
482,225	Pool #AM0635, 2.55%, 10/1/22	482,663
966,326	Pool #AM1750, 3.04%, 12/1/30	979,204
3,622,004	Pool #AM2935, 3.69%, 9/1/23	3,918,442
5,051,674	Pool #AM4392, 3.79%, 10/1/23	5,499,917
511,905	Pool #AM4590, 3.18%, 10/1/20	537,455
2,404,372	Pool #AM5335, 3.69%, 2/1/24	2,602,106
1,977,474	Pool #AM5486, 3.70%, 2/1/24	2,141,353
249,458	Pool #AM6907, 3.68%, 10/1/32	264,613
1,196,371	Pool #AO2923, 3.50%, 5/1/42	1,249,880
3,498,620	Pool #AO8029, 3.50%, 7/1/42(b)	3,654,008
757,421	Pool #AP7483, 3.50%, 9/1/42	791,061
1,170,003	Pool #AQ6710, 2.50%, 10/1/27	1,196,145
2,570,388	Pool #AQ7193, 3.50%, 7/1/43	2,683,746
2,857,949	Pool #AR3088, 3.00%, 1/1/43	2,897,358
1,050,018	Pool #AR6712, 3.00%, 1/1/43	1,064,661
1,262,077	Pool #AR6928, 3.00%, 3/1/43	1,279,283
976,680	Pool #AR6933, 3.00%, 3/1/43	989,995
967,497	Pool #AS1916, 4.00%, 3/1/44(b)	1,033,370
1,010,414	Pool #AS1917, 4.00%, 3/1/44	1,079,209
829,146	Pool #AS2129, 4.00%, 3/1/44(b)	885,599
1,931,628	Pool #AS2439, 4.00%, 5/1/44(b)	2,063,144
4,755,525	Pool #AS2784, 4.00%, 7/1/44	5,079,310
2,885,539	Pool #AS3244, 4.00%, 9/1/44	3,082,004
2,979,952	Pool #AS3494, 4.00%, 10/1/44	3,183,775
1,689,451	Pool #AS3726, 4.00%, 11/1/44	1,805,007
2,926,973	Pool #AS3728, 4.00%, 11/1/44	3,127,173
1,053,340	Pool #AS3926, 3.50%, 12/1/44	1,099,465
1,456,212	Pool #AS3929, 4.00%, 12/1/44	1,555,814
1,757,079	Pool #AS3930, 4.00%, 11/1/44	1,877,260
1,110,262	Pool #AS4070, 4.00%, 12/1/44	1,186,202
1,443,023	Pool #AT2688, 3.00%, 5/1/43(b)	1,462,245
2,009,854	Pool #AT2689, 3.00%, 5/1/43	2,036,626
1,184,237	Pool #AT2690, 3.00%, 4/1/43	1,200,012
887,661	Pool #AT2691, 3.00%, 5/1/43	899,485
1,262,121	Pool #AT3963, 2.50%, 3/1/28	1,289,533
961,512	Pool #AT7873, 2.50%, 6/1/28	982,095
864,945	Pool #AT8051, 3.00%, 6/1/43	876,467
1,519,565	Pool #AU0971, 3.50%, 8/1/43(b)	1,586,580
1,352,682	Pool #AU2165, 3.50%, 7/1/43(b)	1,412,337
1,226,984	Pool #AU2188, 3.50%, 8/1/43	1,281,096
1,051,443	Pool #AU3700, 3.50%, 8/1/43	1,097,813
996,936	Pool #AU4653, 3.50%, 9/1/43	1,041,837

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$1,630,638	Pool #AU6054, 4.00%, 9/1/43	$1,741,661
1,196,524	Pool #AU6718, 4.00%, 10/1/43	1,278,365
1,611,532	Pool #AU7003, 4.00%, 11/1/43(b)	1,729,061
1,188,583	Pool #AU7005, 4.00%, 11/1/43	1,270,252
1,597,691	Pool #AV0679, 4.00%, 12/1/43(b)	1,714,209
1,109,193	Pool #AV9282, 4.00%, 2/1/44	1,184,713
1,645,042	Pool #AW0993, 4.00%, 5/1/44(b)	1,765,014
961,312	Pool #AW1565, 4.00%, 4/1/44	1,026,763
924,364	Pool #AW3671, 4.00%, 4/1/44(b)	987,300
1,353,110	Pool #AW5046, 4.00%, 7/1/44	1,445,238
1,429,398	Pool #AW5047, 4.00%, 7/1/44	1,526,720
979,298	Pool #AW7040, 4.00%, 6/1/44	1,045,974
2,213,620	Pool #AW8629, 3.50%, 5/1/44	2,310,553
1,236,218	Pool #AX2884, 3.50%, 11/1/44	1,290,351
2,184,042	Pool #AX4860, 3.50%, 12/1/44	2,279,679
1,118,752	Pool #AY0075, 3.50%, 11/1/44	1,167,741
248,941	Pool #MC0007, 5.50%, 12/1/38	275,644
58,924	Pool #MC0013, 5.50%, 12/1/38	66,655
96,770	Pool #MC0014, 5.50%, 12/1/38	109,453
78,923	Pool #MC0016, 5.50%, 11/1/38	89,069
251,185	Pool #MC0038, 4.50%, 3/1/39	277,442
115,854	Pool #MC0046, 4.00%, 4/1/39	124,249
27,095	Pool #MC0047, 4.50%, 4/1/39	29,817
54,081	Pool #MC0059, 4.00%, 4/1/39	58,464
204,860	Pool #MC0081, 4.00%, 5/1/39	220,152
216,394	Pool #MC0082, 4.50%, 5/1/39	236,884
117,167	Pool #MC0112, 4.50%, 6/1/39	130,037
213,567	Pool #MC0127, 4.50%, 7/1/39	233,956
70,538	Pool #MC0135, 4.50%, 6/1/39	78,143
384,015	Pool #MC0137, 4.50%, 7/1/39	417,917
965,403	Pool #MC0154, 4.50%, 8/1/39(b)	1,050,630
99,598	Pool #MC0155, 5.00%, 8/1/39	110,966
497,796	Pool #MC0160, 4.50%, 8/1/39	541,586
587,187	Pool #MC0171, 4.50%, 9/1/39	639,024
345,644	Pool #MC0177, 4.50%, 9/1/39	378,480
134,754	Pool #MC0270, 4.50%, 3/1/40	146,650
781,375	Pool #MC0325, 4.50%, 7/1/40	856,948
73,276	Pool #MC0422, 4.00%, 2/1/41	79,066
100,784	Pool #MC0426, 4.50%, 1/1/41	109,572
940,668	Pool #MC0584, 4.00%, 1/1/42	1,005,008
496,723	Pool #MC0585, 4.00%, 1/1/42	530,699
70,500	Pool #MC3344, 5.00%, 12/1/38	78,337

		338,888,088

Freddie Mac — 9.22%
93,584	Pool #A10124, 5.00%, 6/1/33	103,560
235,230	Pool #A10548, 5.00%, 6/1/33	259,819
513,966	Pool #A12237, 5.00%, 8/1/33	568,521

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$376,733	Pool #A12969, 4.50%, 8/1/33	$411,179
79,289	Pool #A12985, 5.00%, 8/1/33	87,727
106,453	Pool #A12986, 5.00%, 8/1/33	117,800
44,846	Pool #A14028, 4.50%, 9/1/33	49,159
370,340	Pool #A14325, 5.00%, 9/1/33	409,760
90,166	Pool #A15268, 6.00%, 10/1/33	103,823
298,843	Pool #A15579, 5.50%, 11/1/33	336,304
428,486	Pool #A17393, 5.50%, 12/1/33	482,197
187,802	Pool #A17397, 5.50%, 1/1/34	212,224
267,336	Pool #A18617, 5.50%, 1/1/34	301,682
287,176	Pool #A19019, 5.50%, 2/1/34	325,418
234,212	Pool #A20069, 5.00%, 3/1/34	258,905
693,278	Pool #A20070, 5.50%, 3/1/34	780,182
656,323	Pool #A20540, 5.50%, 4/1/34	738,594
132,764	Pool #A20541, 5.50%, 4/1/34	149,406
130,287	Pool #A21679, 5.50%, 4/1/34	146,619
144,808	Pool #A21681, 5.00%, 4/1/34	160,075
185,069	Pool #A23192, 5.00%, 5/1/34	204,580
775,491	Pool #A25310, 5.00%, 6/1/34	857,251
299,778	Pool #A25311, 5.00%, 6/1/34	331,571
262,550	Pool #A26395, 6.00%, 9/1/34	300,463
91,727	Pool #A26396, 5.50%, 9/1/34	103,770
292,061	Pool #A28241, 5.50%, 10/1/34	328,808
36,172	Pool #A30055, 5.00%, 11/1/34	40,234
201,296	Pool #A30591, 6.00%, 12/1/34	229,881
355,148	Pool #A31135, 5.50%, 12/1/34	399,223
266,080	Pool #A32976, 5.50%, 8/1/35	298,769
339,737	Pool #A33167, 5.00%, 1/1/35	375,343
434,265	Pool #A34999, 5.50%, 4/1/35	488,702
260,126	Pool #A35628, 5.50%, 6/1/35	292,570
459,280	Pool #A37185, 5.00%, 9/1/35	507,271
372,442	Pool #A38830, 5.00%, 5/1/35	411,708
115,972	Pool #A39561, 5.50%, 11/1/35	130,545
394,653	Pool #A40538, 5.00%, 12/1/35	435,768
293,779	Pool #A42095, 5.50%, 1/1/36	329,595
383,286	Pool #A42097, 5.00%, 1/1/36	423,456
267,827	Pool #A42098, 5.50%, 1/1/36	300,395
109,270	Pool #A42099, 6.00%, 1/1/36	124,289
59,571	Pool #A42802, 5.00%, 2/1/36	65,917
360,068	Pool #A42803, 5.50%, 2/1/36	404,866
261,194	Pool #A42804, 6.00%, 2/1/36	295,780
113,295	Pool #A42805, 6.00%, 2/1/36	128,685
87,007	Pool #A44638, 6.00%, 4/1/36	99,130
257,208	Pool #A44639, 5.50%, 3/1/36	288,525
465,991	Pool #A45396, 5.00%, 6/1/35	514,684
221,000	Pool #A46321, 5.50%, 7/1/35	249,151
89,720	Pool #A46735, 5.00%, 8/1/35	99,095
326,353	Pool #A46746, 5.50%, 8/1/35	367,058

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$103,502	Pool #A46748, 5.50%, 8/1/35	$116,558
98,886	Pool #A46996, 5.50%, 9/1/35	111,359
499,912	Pool #A46997, 5.50%, 9/1/35	561,327
513,810	Pool #A47552, 5.00%, 11/1/35	567,338
352,162	Pool #A47553, 5.00%, 11/1/35	388,850
194,837	Pool #A47554, 5.50%, 11/1/35	219,321
270,159	Pool #A48789, 6.00%, 5/1/36	305,827
89,534	Pool #A49013, 6.00%, 5/1/36	101,999
172,219	Pool #A49526, 6.00%, 5/1/36	195,054
173,725	Pool #A49843, 6.00%, 6/1/36	197,704
479,594	Pool #A49844, 6.00%, 6/1/36	542,885
28,683	Pool #A49845, 6.50%, 6/1/36	31,548
107,949	Pool #A50128, 6.00%, 6/1/36	120,286
300,652	Pool #A59530, 5.50%, 4/1/37	336,273
212,534	Pool #A59964, 5.50%, 4/1/37	238,943
88,725	Pool #A61754, 5.50%, 5/1/37	99,847
94,311	Pool #A61779, 5.50%, 5/1/37	106,133
103,620	Pool #A61915, 5.50%, 6/1/37	116,496
156,976	Pool #A61916, 6.00%, 6/1/37	176,733
236,580	Pool #A63456, 5.50%, 6/1/37	265,718
561,565	Pool #A64012, 5.50%, 7/1/37	627,747
212,185	Pool #A64015, 6.00%, 7/1/37	240,139
90,965	Pool #A65713, 6.00%, 9/1/37	103,112
514,620	Pool #A66061, 5.50%, 8/1/37	578,003
376,247	Pool #A66122, 6.00%, 8/1/37	425,154
215,910	Pool #A66133, 6.00%, 6/1/37	244,482
166,582	Pool #A66156, 6.50%, 9/1/37	188,225
221,692	Pool #A68766, 6.00%, 10/1/37	250,527
136,567	Pool #A70292, 5.50%, 7/1/37	153,046
110,568	Pool #A73816, 6.00%, 3/1/38	124,842
121,199	Pool #A75113, 5.00%, 3/1/38	133,674
179,193	Pool #A76187, 5.00%, 4/1/38	198,393
303,691	Pool #A78354, 5.50%, 11/1/37	339,862
112,488	Pool #A79561, 5.50%, 7/1/38	126,782
824,085	Pool #A91887, 5.00%, 4/1/40	916,376
316,007	Pool #A92388, 4.50%, 5/1/40	345,892
572,340	Pool #A93962, 4.50%, 9/1/40	626,467
887,768	Pool #A95573, 4.00%, 12/1/40	950,536
686,306	Pool #A96339, 4.00%, 12/1/40	734,830
815,940	Pool #A97099, 4.00%, 1/1/41	874,140
879,372	Pool #A97715, 4.00%, 3/1/41	942,096
562,067	Pool #A97716, 4.50%, 3/1/41	613,202
41,577	Pool #B31140, 6.50%, 10/1/31	46,301
72,076	Pool #B31188, 6.00%, 1/1/32	78,869
25,562	Pool #B31206, 6.00%, 3/1/32	28,059
23,299	Pool #B31292, 6.00%, 9/1/32	25,566
74,158	Pool #B31493, 5.00%, 2/1/34	80,030
61,208	Pool #B31532, 5.00%, 5/1/34	66,046

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 91,790	Pool #B31546, 5.50%, 5/1/34	$100,259
91,220	Pool #B31547, 5.50%, 5/1/34	99,627
93,159	Pool #B31551, 5.50%, 6/1/34	101,738
65,205	Pool #B31587, 5.00%, 11/1/34	70,400
124,276	Pool #B31588, 5.50%, 11/1/34	135,760
89,032	Pool #B31642, 5.50%, 5/1/35	96,407
27,157	Pool #B50443, 5.00%, 11/1/18	28,518
62,154	Pool #B50450, 4.50%, 1/1/19	65,437
48,462	Pool #B50451, 5.00%, 1/1/19	50,939
8,650	Pool #B50470, 4.50%, 4/1/19	9,106
104,469	Pool #B50496, 5.50%, 9/1/19	111,679
101,342	Pool #B50499, 5.00%, 11/1/19	107,230
33,918	Pool #B50500, 5.50%, 10/1/19	36,258
26,399	Pool #B50501, 4.50%, 11/1/19	27,634
44,760	Pool #B50504, 5.50%, 11/1/19	47,916
185,532	Pool #B50506, 5.00%, 11/1/19	197,424
42,731	Pool #C37233, 7.50%, 2/1/30	50,342
199,203	Pool #C51686, 6.50%, 5/1/31	231,148
109,962	Pool #C53210, 6.50%, 6/1/31	127,769
58,366	Pool #C53914, 6.50%, 6/1/31	67,882
48,487	Pool #C60020, 6.50%, 11/1/31	56,432
59,478	Pool #C60804, 6.00%, 11/1/31	68,331
58,813	Pool #C65616, 6.50%, 3/1/32	68,285
55,800	Pool #C68324, 6.50%, 6/1/32	64,767
205,468	Pool #C73273, 6.00%, 11/1/32	234,548
182,349	Pool #C73525, 6.00%, 11/1/32	209,587
60,799	Pool #C74672, 5.50%, 11/1/32	68,551
380,415	Pool #C77844, 5.50%, 3/1/33	427,581
63,822	Pool #C77845, 5.50%, 3/1/33	72,112
274,783	Pool #C78252, 5.50%, 3/1/33	308,534
157,491	Pool #J00980, 5.00%, 1/1/21	169,300
39,604	Pool #J05466, 5.50%, 6/1/22	42,624
901,156	Pool #J21142, 2.50%, 11/1/27	921,713
921,201	Pool #J23532, 2.50%, 5/1/28	940,777
122,767	Pool #N31468, 6.00%, 11/1/37	136,629
332,016	Pool #Q00462, 4.00%, 3/1/41	354,764
933,546	Pool #Q00465, 4.50%, 4/1/41	1,013,371
908,791	Pool #Q05867, 3.50%, 12/1/41	947,521
1,001,346	Pool #Q06239, 3.50%, 1/1/42	1,043,708
987,193	Pool #Q06406, 4.00%, 2/1/42	1,053,752
1,587,304	Pool #Q13349, 3.00%, 11/1/42	1,607,208
1,383,718	Pool #Q17662, 3.00%, 4/1/43	1,401,069
1,478,619	Pool #Q18754, 3.00%, 6/1/43	1,496,698
1,285,959	Pool #Q18772, 3.00%, 6/1/43	1,301,682

		46,065,651

Ginnie Mae — 30.30%
353,768	Pool #409117, 5.50%, 6/20/38	390,997

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 241,206	Pool #487643, 5.00%, 2/15/39	$267,485
433,407	Pool #588448, 6.25%, 9/15/32	432,267
589,142	Pool #616936, 5.50%, 1/15/36	665,247
453,957	Pool #617904, 5.75%, 9/15/23	450,910
2,691,120	Pool #618363, 4.00%, 9/20/41	2,887,488
516,696	Pool #624106, 5.13%, 3/15/34	517,477
940,721	Pool #654705, 4.00%, 9/20/41	1,009,364
430,614	Pool #664269, 5.85%, 6/15/38	443,701
334,889	Pool #675509, 5.50%, 6/15/38	375,952
436,741	Pool #697672, 5.50%, 12/15/38	490,157
297,191	Pool #697814, 5.00%, 2/15/39	327,619
530,963	Pool #697885, 4.50%, 3/15/39	580,409
121,184	Pool #698112, 4.50%, 5/15/39	132,659
1,153,758	Pool #698113, 4.50%, 5/15/39	1,263,004
367,508	Pool #699294, 5.63%, 9/20/38	407,614
2,915,458	Pool #713519, 6.00%, 7/15/39	3,313,208
691,364	Pool #714561, 4.50%, 6/15/39	756,828
554,584	Pool #716822, 4.50%, 4/15/39	606,403
620,462	Pool #716823, 4.50%, 4/15/39	679,212
680,306	Pool #717132, 4.50%, 5/15/39	745,998
691,965	Pool #717133, 4.50%, 5/15/39	756,404
1,161,370	Pool #720080, 4.50%, 6/15/39	1,283,858
914,476	Pool #720521, 5.00%, 8/15/39	1,018,854
938,021	Pool #724629, 5.00%, 7/20/40	1,031,787
1,887,846	Pool #726550, 5.00%, 9/15/39	2,103,326
1,112,470	Pool #729018, 4.50%, 2/15/40	1,223,543
291,702	Pool #729019, 5.00%, 2/15/40	324,997
578,550	Pool #729346, 4.50%, 7/15/41	634,778
685,059	Pool #738844, 3.50%, 10/15/41	720,516
697,106	Pool #738845, 3.50%, 10/15/41	732,969
1,658,276	Pool #738862, 4.00%, 10/15/41	1,781,157
608,535	Pool #747241, 5.00%, 9/20/40	667,273
1,276,480	Pool #748654, 3.50%, 9/15/40	1,343,346
478,099	Pool #748846, 4.50%, 9/20/40	528,729
985,748	Pool #757016, 3.50%, 11/15/40	1,036,768
740,141	Pool #757017, 4.00%, 12/15/40	797,936
948,647	Pool #759297, 4.00%, 1/20/41	1,022,019
903,841	Pool #759298, 4.00%, 2/20/41	969,793
691,911	Pool #762877, 4.00%, 4/15/41	743,183
484,470	Pool #763564, 4.50%, 5/15/41	531,554
908,812	Pool #770391, 4.50%, 6/15/41	997,137
1,368,255	Pool #770481, 4.00%, 8/15/41	1,469,645
599,616	Pool #770482, 4.50%, 8/15/41	655,830
1,557,076	Pool #770517, 4.00%, 8/15/41	1,672,458
789,650	Pool #770529, 4.00%, 8/15/41	848,165
1,592,788	Pool #770537, 4.00%, 8/15/41	1,710,816
749,374	Pool #770738, 4.50%, 6/20/41	820,066
1,438,638	Pool #779592, 4.00%, 11/20/41	1,543,613

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 778,608	Pool #779593, 4.00%, 11/20/41	$835,422
3,389,031	Pool #791406, 3.50%, 6/15/37	3,516,176
871,937	Pool #AA6312, 3.00%, 4/15/43	893,565
1,424,480	Pool #AA6424, 3.00%, 5/15/43	1,459,814
2,363,371	Pool #AB2733, 3.50%, 8/15/42	2,484,955
2,673,338	Pool #AB2745, 3.00%, 8/15/42	2,739,649
2,517,423	Pool #AB2841, 3.00%, 9/15/42	2,579,867
1,070,991	Pool #AB2843, 3.00%, 9/15/42	1,097,557
894,593	Pool #AB2852, 3.50%, 9/15/42	940,615
5,765,415	Pool #AC9541, 2.12%, 2/15/48	5,912,728
1,096,601	Pool #AE6946, 3.00%, 6/15/43	1,124,487
1,609,021	Pool #AE8253, 4.00%, 2/20/44	1,722,407
1,462,711	Pool #AG8915, 4.00%, 2/20/44	1,565,786
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(c)	645,758
2,860,557	Series 2012-107, Class A, 1.15%, 1/16/45	2,709,789
1,600,000	Series 2012-112, Class B, 2.70%, 1/16/53	1,494,501
6,464,023	Series 2012-114, Class A, 2.10%, 1/16/53(c)	6,233,614
2,149,921	Series 2012-115, Class A, 2.13%, 4/16/45	2,089,194
3,724,709	Series 2012-120, Class A, 1.90%, 2/16/53	3,568,787
1,794,768	Series 2012-131, Class A, 1.90%, 2/16/53	1,718,282
901,328	Series 2012-144 Class AD, 1.77%, 1/16/53	854,412
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	5,832,799
3,000,000	Series 2012-35, Class C, 3.25%, 11/16/52(c)	2,904,079
1,600,000	Series 2012-45, Class C, 3.45%, 4/16/53(c)	1,563,077
2,391,473	Series 2012-53, Class AC, 2.38%, 12/16/43	2,351,506
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,520,458
1,277,619	Series 2012-70, Class A, 1.73%, 5/16/42	1,261,684
3,685,073	Series 2012-72, Class A, 1.71%, 5/16/42	3,616,172
3,994,764	Series 2012-78, Class A, 1.68%, 3/16/44	3,932,202
1,629,651	Series 2013-101, Class AG, 1.76%, 4/16/38	1,613,830
1,275,409	Series 2013-105, Class A, 1.71%, 2/16/37	1,262,313
1,826,925	Series 2013-107, Class A, 2.00%, 5/16/40	1,809,867
1,510,043	Series 2013-126, Class BK, 2.45%, 10/16/47	1,482,462
980,097	Series 2013-127, Class A, 2.00%, 3/16/52	977,044
953,328	Series 2013-17, Class A, 1.13%, 1/16/49	916,383
890,434	Series 2013-29, Class AB, 1.77%, 10/16/45	867,222
938,352	Series 2013-33, Class A, 1.06%, 7/16/38	907,461
2,897,172	Series 2013-63, Class AB, 1.38%, 3/16/45	2,798,577
1,552,543	Series 2013-97, Class AC, 2.00%, 6/16/45	1,511,182
1,668,292	Series 2014-148, Class A, 2.65%, 3/1/39	1,682,670
9,699,825	Series 2014-172, Class AF, 2.50%, 1/1/55	9,897,469
984,203	Series 2014-47, Class AB, 2.25%, 8/16/40	989,445
1,452,542	Series 2014-54, Class AB, 2.62%, 10/16/43	1,463,408
1,174,813	Series 2014-77, Class AC, 2.35%, 10/16/40	1,184,122

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 1,112,226	Series 2014-82, Class AB, 2.40%, 5/16/45	$1,114,120

		151,361,436

Total U.S. Government Agency Backed Mortgages		536,315,175

(Cost $517,171,851)
U.S. Government Agency Obligations — 1.73%
Small Business Administration — 1.50%
167,651	0.55%, 3/25/29(c)	165,020
214,043	0.60%, 3/25/28(c)	211,319
8,688	0.63%, 6/25/18(c)	8,647
1,165,592	0.80%, 4/15/33(a)	1,176,581
586,859	0.88%, 1/26/32(a)	593,500
111,831	0.91%, 4/16/20(a)	111,933
907,820	1.14%, 11/4/34(a)	927,414
278,050	1.25%, 9/17/30(a)	281,423
11,050,591	1.26%, 7/18/30*(a)(d)	211,177
1,472,177	3.36%, 7/8/24(a)	1,619,112
76,951	3.36%, 7/1/21(a)	82,638
158,394	3.38%, 10/25/15(c)	159,073
69,350	3.38%, 5/25/16(c)	70,024
201,014	3.58%, 12/18/23(a)	220,001
92,567	3.58%, 12/25/15(c)	93,160
123,872	3.61%, 4/4/20(a)	131,547
380,250	3.86%, 9/16/34(a)	433,020
29,357	4.13%, 7/18/17(a)	30,019
10,629	4.33%, 10/1/16(a)	10,627
172,595	4.36%, 7/17/29(a)	200,280
124,289	4.88%, 6/24/24(a)	140,693
64,063	5.13%, 2/28/24(a)	71,799
493,793	6.03%, 10/31/32(a)	511,762
461	6.69%, 5/28/24(a)	482
3,594	7.38%, 1/1/15(a)	3,594

		7,464,845

United States Department of Agriculture — 0.23%
252,983	5.38%, 10/26/22(a)	259,430
117,236	6.01%, 11/8/32(a)	121,389
151,068	6.05%, 1/5/26(a)	157,231
132,163	6.08%, 7/1/32(a)	137,353
254,266	6.22%, 1/20/37(a)	263,015
210,635	6.38%, 2/16/37(a)	218,456

		1,156,874

Total U.S. Government Agency Obligations		8,621,719

(Cost $9,283,121)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
Promissory Notes — 1.91%
$8,897,993	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 1/31/35(a)(d)	$9,545,767

Total Promissory Notes		9,545,767

(Cost $8,897,993)

Shares
Investment Company — 3.98%
19,912,334	JPMorgan Prime Money Market Fund, Institutional Class	19,912,334

Total Investment Company		19,912,334

(Cost $19,912,334)

Total Investments		$590,867,337
(Cost $571,438,673)(e) — 118.27%

Liabilities in excess of other assets — (18.27)%		(91,280,886)

NET ASSETS — 100.00%		$499,586,451

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2014 (Unaudited)

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	This security is either fully or partially pledged as collateral for reverse repurchase agreements.
(c)	Floating rate note. Rate shown is as of report date.
(d)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total investment in restricted and illiquid securities representing $9,756,944 or 1.95% of net assets are as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	12/31/2014 Carrying Value Per Unit
$11,050,591	Small Business Administration	01/10/2008	$860,184	$ 1.91
$8,897,993	Massachusetts Housing Investment Corp.	03/29/2005	$8,897,993	$107.28

(e)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AGM – Insured by Assured Guaranty Municipal Corp.

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

FHA - Insured by Federal Housing Administration

OID - Original Issue Discount

 Financial futures contracts as of December 31, 2014:

	Number of Contracts	Expiration Date	Unrealized Depreciation	Notional Value	Clearinghouse
Short Position:

Five Year USD Interest Rate Swap	254	March, 2015	$(5,252)	$25,859,091	Barclays Capital
Five Year USD Interest Rate Swap	196	March, 2015	(26,031)	19,932,281	Barclays Capital
Thirty Year U.S. Treasury Bonds	45	March, 2015	(184,219)	6,321,094	Barclays Capital

Total			$(215,502)

Abbreviations used are defined below:

USD – U.S. Dollar

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund

December 31, 2014 (Unaudited)

Principal Amount		Value
Corporate Bonds — 8.11%
Brazil — 0.90%
$ 630,000	Petrobras Global Finance BV, 4.88%, 3/17/20	$585,144
1,309,000	Petrobras International Finance Co., 6.75%, 1/27/41	1,207,291

		1,792,435

Ecuador — 1.13%
2,600,000	EP PetroEcuador Via Noble Sovereign Funding I Ltd., 5.87%, 9/24/19(a)	2,249,000

Hungary — 0.30%
600,000	Magyar Export-Import Bank Zrt, 4.00%, 1/30/20	600,000

Indonesia — 2.16%
450,000	Pertamina Persero PT, 6.00%, 5/3/42	441,055
3,692,000	Pertamina Persero PT, 6.45%, 5/30/44	3,848,910

		4,289,965

Kazakhstan — 0.87%
1,455,000	KazMunayGas National Co. JSC, 4.88%, 5/7/25	1,287,675
530,000	KazMunayGas National Co. JSC, 6.00%, 11/7/44	447,850

		1,735,525

Mexico — 1.99%
812,000	Petroleos Mexicanos, 4.88%, 1/24/22	848,540
1,552,000	Petroleos Mexicanos, 4.88%, 1/18/24	1,615,632
1,474,000	Petroleos Mexicanos, 5.50%, 6/27/44	1,503,480

		3,967,652

Venezuela — 0.76%
3,680,916	Petroleos de Venezuela SA, 6.00%, 11/15/26	1,343,534
289,400	Petroleos de Venezuela SA, 8.50%, 11/2/17	165,682

		1,509,216

Total Corporate Bonds		16,143,793

(Cost $18,009,941)

Foreign Government Bonds — 73.95%
Brazil — 12.69%
27,990(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/17	10,520,286
22,692(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	8,078,992
500(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23	174,501
2,525(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	868,950

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 5,320,000	Brazilian Government International Bond, 2.63%, 1/5/23	$4,854,500
800,000	Brazilian Government International Bond, 5.00%, 1/27/45	782,000

		25,279,229

Bulgaria — 1.94%
3,180,000(c)	Bulgaria Government International Bond, 2.95%, 9/3/24	3,857,589

Chile — 1.16%
500,000	Chile Government International Bond, 3.13%, 3/27/25	500,435
995,000,000(b)	Chile Government International Bond, 6.00%, 1/1/22	1,818,667

		2,319,102

Colombia — 5.49%
625,000	Colombia Government International Bond, 4.00%, 2/26/24	635,938
5,028,300,000(b)	Colombian TES, 5.00%, 11/21/18	2,048,437
4,979,300,000(b)	Colombian TES, 6.00%, 4/28/28	1,813,329
6,117,100,000(b)	Colombian TES, 7.00%, 9/11/19	2,677,870
1,556,000,000(b)	Colombian TES, 8.00%, 10/28/15	670,141
6,156,300,000(b)	Colombian TES, 10.00%, 7/24/24	3,088,701

		10,934,416

Croatia (Hrvatska) — 1.36%
1,471,000	Croatia Government International Bond, 5.50%, 4/4/23	1,532,752
1,070,000	Croatia Government International Bond, 6.75%, 11/5/19	1,179,297

		2,712,049

Dominican Republic — 0.51%
805,000	Dominican Republic International Bond, 5.88%, 4/18/24	825,125
170,000	Dominican Republic International Bond, 7.50%, 5/6/21	184,450

		1,009,575

Ecuador — 0.17%
400,000	Ecuador Government International Bond, 7.95%, 6/20/24	344,000

Guatemala — 0.22%
335,000	Guatemala Government Bond, 8.13%, 10/6/34	434,612

Hungary — 3.34%
87,760,000(b)	Hungary Government Bond, 6.00%, 11/24/23	400,459
2,696,000	Hungary Government International Bond, 4.00%, 3/25/19	2,770,140
2,758,000	Hungary Government International Bond, 5.75%, 11/22/23	3,061,380
364,000	Hungary Government International Bond, 6.38%, 3/29/21	415,870

		6,647,849

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
Indonesia — 9.04%
$ 960,000	Indonesia Government International Bond, 3.38%, 4/15/23	$912,156
670,000	Indonesia Government International Bond, 4.88%, 5/5/21	709,852
3,820,000	Indonesia Government International Bond, 5.88%, 1/15/24	4,324,619
2,410,000	Indonesia Government International Bond, 6.75%, 1/15/44	2,975,476
1,410,000	Indonesia Government International Bond, 11.63%, 3/4/19	1,869,414
242,000,000(b)	Indonesia Treasury Bond, 6.13%, 5/15/28	16,253
18,069,000,000	Indonesia Treasury Bond, 7.88%, 4/15/19	1,466,379
40,155,000,000(b)	Indonesia Treasury Bond, 8.38%, 3/15/24	3,337,867
8,400,000,000(b)	Indonesia Treasury Bond Credit Linked Note, 7.00%, 5/17/22	651,110
20,855,000,000(b)	Indonesia Treasury Bond Credit Linked Note, 8.38%, 3/19/24	1,740,639

		18,003,765

Kenya — 1.65%
580,000	Kenya Government International Bond, 5.88%, 6/24/19	591,600
2,547,000	Kenya Government International Bond, 6.88%, 6/24/24	2,699,820

		3,291,420

Malaysia — 3.93%
6,308,000(b)	Malaysia Government Bond, 3.26%, 3/1/18	1,775,473
7,422,000(b)	Malaysia Government Bond, 3.39%, 3/15/17	2,112,099
3,760,000(b)	Malaysia Government Bond, 3.42%, 8/15/22	1,023,022
560,000(b)	Malaysia Government Bond, 3.49%, 3/31/20	156,557
260,000(b)	Malaysia Government Bond, 3.58%, 9/28/18	73,704
823,000(b)	Malaysia Government Bond, 3.84%, 4/15/33	214,774
1,010,000(b)	Malaysia Government Bond, 3.89%, 3/15/27	275,496
5,404,000(b)	Malaysia Government Bond, 4.05%, 9/30/21	1,541,996
2,210,000(b)	Malaysia Government Bond, 4.38%, 11/29/19	644,621

		7,817,742

Mexico — 6.44%
32,300(b)	Mexican Bonos, 6.50%, 6/10/21	229,528
186,100(b)	Mexican Bonos, 7.50%, 6/3/27	1,402,944
90,700(b)	Mexican Bonos, 7.75%, 11/13/42	704,292
70,000(b)	Mexican Bonos, 8.00%, 12/7/23	542,156
157,400(b)	Mexican Bonos, 8.50%, 5/31/29	1,283,448
431,900(b)	Mexican Bonos, 10.00%, 12/5/24	3,806,147
30,600(b)	Mexican Bonos, 10.00%, 11/20/36	290,286
1,060,000	Mexico Government International Bond, 3.50%, 1/21/21	1,079,610
1,940,000	Mexico Government International Bond, 3.60%, 1/30/25	1,937,090
84,000	Mexico Government International Bond, 3.63%, 3/15/22	85,554
322,000	Mexico Government International Bond, 4.00%, 10/2/23	335,685
1,092,000	Mexico Government International Bond, 4.75%, 3/8/44	1,136,772

		12,833,512

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
Nigeria — 0.58%
72,078,000(b)	Nigeria Government Bond, 15.10%, 4/27/17	$392,784
56,100,000(b)	Nigeria Government Bond, 16.00%, 6/29/19	313,133
77,401,000(b)	Nigeria Government Bond, 16.39%, 1/27/22	441,356

		1,147,273

Panama — 0.50%
$ 900,000	Panama Government International Bond, 5.20%, 1/30/20	992,250

Paraguay — 1.05%
1,155,000	Republic of Paraguay, 4.63%, 1/25/23	1,191,383
841,000	Republic of Paraguay, 6.10%, 8/11/44	895,665

		2,087,048

Philippines — 1.36%
10,000,000(b)	Philippine Government International Bond, 3.90%, 11/26/22	220,066
886,000	Philippine Government International Bond, 6.38%, 1/15/32	1,158,445
993,000	Philippine Government International Bond, 6.38%, 10/23/34	1,330,620

		2,709,131

Poland — 2.37%
890,000(b)	Poland Government Bond, 5.25%, 10/25/17	274,035
440,000(b)	Poland Government Bond, 5.50%, 4/25/15	125,726
4,060,000	Poland Government International Bond, 4.00%, 1/22/24	4,314,158

		4,713,919

Romania — 3.70%
745,000(c)	Romanian Government International Bond, 2.88%, 10/28/24	929,861
4,718,000	Romanian Government International Bond, 4.38%, 8/22/23	4,971,593
810,000	Romanian Government International Bond, 4.88%, 1/22/24	883,913
480,000	Romanian Government International Bond, 6.13%, 1/22/44	580,800

		7,366,167

Russia — 1.64%
76,600,000(b)	Russian Federal Bond - OFZ, 6.20%, 1/31/18	988,923
20,342,000(b)	Russian Federal Bond - OFZ, 6.40%, 5/27/20	232,052
36,330,000(b)	Russian Federal Bond - OFZ, 6.70%, 5/15/19	442,287
39,970,000(b)	Russian Federal Bond - OFZ, 7.00%, 8/16/23	441,058
6,905,000(b)	Russian Federal Bond - OFZ, 7.05%, 1/19/28	72,195
10,780,000(b)	Russian Federal Bond - OFZ, 7.35%, 1/20/16	164,860
23,009,000(b)	Russian Federal Bond - OFZ, 7.40%, 4/19/17	322,494
45,464,000(b)	Russian Federal Bond - OFZ, 7.50%, 3/15/18	606,148

		3,270,017

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
Serbia — 0.81%
$ 1,540,000	Republic of Serbia, 5.88%, 12/3/18	$1,605,450

South Africa — 5.23%
15,950,339(b)	South Africa Government Bond, 6.75%, 3/31/21	1,322,416
5,190,000(b)	South Africa Government Bond, 7.00%, 2/28/31	392,313
2,810,000(b)	South Africa Government Bond, 8.00%, 12/21/18	249,453
48,800,698(b)	South Africa Government Bond, 10.50%, 12/21/26	5,026,440
335,000	South Africa Government International Bond, 4.67%, 1/17/24	346,451
2,740,000	South Africa Government International Bond, 5.88%, 9/16/25	3,078,905

		10,415,978

Sri Lanka — 0.91%
335,000	Sri Lanka Government International Bond, 5.88%, 7/25/22	340,058
1,420,000	Sri Lanka Government International Bond, 6.25%, 7/27/21	1,475,561

		1,815,619

Thailand — 3.04%
12,100,000(b)	Thailand Government Bond, 1.20%, 7/14/21(d)	377,624
57,950,000(b)	Thailand Government Bond, 3.13%, 12/11/15	1,779,073
61,918,000(b)	Thailand Government Bond, 3.45%, 3/8/19	1,954,386
35,561,000(b)	Thailand Government Bond, 3.63%, 6/16/23	1,150,583
18,910,000(b)	Thailand Government Bond, 3.65%, 12/17/21	610,330
5,495,000(b)	Thailand Government Bond, 3.88%, 6/13/19	177,104

		6,049,100

Turkey — 2.69%
684,748(b)	Turkey Government Bond, 8.50%, 9/14/22	303,602
4,530,000	Turkey Government International Bond, 5.75%, 3/22/24	5,060,700

		5,364,302

Ukraine — 0.34%
350,000	Ukraine Government International Bond, 6.58%, 11/21/16	218,750
738,000	Ukraine Government International Bond, 9.25%, 7/24/17	450,180

		668,930

Uruguay — 0.38%
845,000	Uruguay Government International Bond, 4.13%, 11/20/45	754,163

Vietnam — 1.41%
2,725,000	Vietnam Government International Bond, 4.80%, 11/19/24	2,812,200

Total Foreign Government Bonds		147,256,407

(Cost $161,467,590)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
Investment Company — 16.70%
33,262,627	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$33,262,627

Total Investment Company		33,262,627

(Cost $33,262,627)

Total Investments		$196,662,827
(Cost $212,740,158)(e) — 98.76%

Other assets in excess of liabilities — 1.24%		2,478,820

NET ASSETS — 100.00%		$199,141,647

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2014.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Principal amount denoted in Euros.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	9,746,987	USD	3,641,011	Citibank, N.A.	1/5/15	$22,394
BRL	9,746,986	USD	3,645,096	Citibank, N.A.	1/5/15	18,309
BRL	6,565,202	USD	2,454,281	Citibank, N.A.	1/5/15	13,250
USD	3,550,905	BRL	8,964,078	Citibank, N.A.	1/5/15	181,756
USD	3,448,643	BRL	8,704,719	Citibank, N.A.	1/5/15	176,974
USD	3,317,535	BRL	8,390,378	Citibank, N.A.	1/5/15	164,011
CNY	38,485,825	USD	6,230,000	Citibank, N.A.	1/14/15	38,254
CNY	13,282,728	USD	2,148,266	Citibank, N.A.	1/14/15	15,115
CNY	13,282,728	USD	2,148,370	Citibank, N.A.	1/14/15	15,011
CNY	13,282,713	USD	2,148,437	Citibank, N.A.	1/14/15	14,942
CNY	13,282,717	USD	2,148,785	Citibank, N.A.	1/14/15	14,594
CNY	13,282,728	USD	2,149,483	Citibank, N.A.	1/14/15	13,899
CNY	13,282,725	USD	2,149,621	Citibank, N.A.	1/14/15	13,760
CNY	13,282,714	USD	2,149,654	Citibank, N.A.	1/14/15	13,725
CNY	13,282,728	USD	2,149,831	Citibank, N.A.	1/14/15	13,551
CNY	2,471,440	USD	400,000	Citibank, N.A.	1/14/15	2,528
COP	2,401,813,920	USD	1,002,427	Citibank, N.A.	1/14/15	7,908
COP	833,000,000	USD	350,000	Citibank, N.A.	1/14/15	405
COP	1,698,558,179	USD	783,468	Citibank, N.A.	1/14/15	(68,961)
COP	2,595,628,188	USD	1,197,245	Citibank, N.A.	1/14/15	(105,382)
HUF	776,809,827	USD	3,157,731	Citibank, N.A.	1/14/15	(189,494)
IDR	6,577,945,605	USD	525,962	Citibank, N.A.	1/14/15	2,853
IDR	7,640,199,052	USD	612,441	Citibank, N.A.	1/14/15	1,771

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
IDR	3,461,410,530	USD	278,764	Citibank, N.A.	1/14/15	$(494)
ILS	64,809	USD	16,900	Citibank, N.A.	1/14/15	(285)
INR	48,199,200	USD	760,000	Citibank, N.A.	1/14/15	718
INR	835,556,635	USD	13,375,326	Citibank, N.A.	1/14/15	(187,902)
MXN	19,624,401	USD	1,436,544	Citibank, N.A.	1/14/15	(107,580)
MXN	21,487,518	USD	1,572,301	Citibank, N.A.	1/14/15	(117,167)
MXN	21,652,205	USD	1,585,843	Citibank, N.A.	1/14/15	(119,557)
MYR	1,225,000	USD	350,000	Citibank, N.A.	1/14/15	(737)
MYR	2,097,812	USD	625,000	Citibank, N.A.	1/14/15	(26,887)
MYR	2,095,000	USD	625,000	Citibank, N.A.	1/14/15	(27,689)
PEN	479,856	USD	160,000	Citibank, N.A.	1/14/15	556
PEN	3,170,941	USD	1,078,551	Citibank, N.A.	1/14/15	(17,581)
PLN	11,085,561	USD	3,288,607	Citibank, N.A.	1/14/15	(159,672)
PLN	11,884,596	USD	3,526,137	Citibank, N.A.	1/14/15	(171,672)
RON	1,881,970	USD	510,000	Citibank, N.A.	1/14/15	(2,052)
RON	736,062	USD	205,237	Citibank, N.A.	1/14/15	(6,572)
RON	3,888,751	USD	1,082,825	Citibank, N.A.	1/14/15	(33,242)
SGD	2,022,520	USD	1,540,000	Citibank, N.A.	1/14/15	(13,757)
THB	43,830,909	USD	1,327,003	Citibank, N.A.	1/14/15	4,229
THB	20,932,014	USD	633,478	Citibank, N.A.	1/14/15	2,269
THB	18,329,734	USD	554,858	Citibank, N.A.	1/14/15	1,852
THB	20,301,224	USD	615,142	Citibank, N.A.	1/14/15	1,446
THB	9,538,100	USD	290,000	Citibank, N.A.	1/14/15	(309)
TRY	1,263,990	USD	525,000	Citibank, N.A.	1/14/15	14,569
TRY	1,261,628	USD	525,000	Citibank, N.A.	1/14/15	13,561
TRY	1,351,285	USD	577,719	Citibank, N.A.	1/14/15	(885)
TRY	395,758	USD	170,000	Citibank, N.A.	1/14/15	(1,060)
TRY	1,955,262	USD	836,798	Citibank, N.A.	1/14/15	(2,140)
TRY	822,628	USD	366,410	Citibank, N.A.	1/14/15	(15,249)
TRY	2,133,710	USD	948,948	Citibank, N.A.	1/14/15	(38,115)
TRY	4,336,070	USD	1,919,093	Citibank, N.A.	1/14/15	(68,121)
TRY	4,486,050	USD	1,983,542	Citibank, N.A.	1/14/15	(68,546)
USD	2,515,291	COP	5,456,419,979	Citibank, N.A.	1/14/15	220,022
USD	2,505,873	COP	5,434,737,592	Citibank, N.A.	1/14/15	219,725
USD	2,524,152	COP	5,486,496,997	Citibank, N.A.	1/14/15	216,231
USD	727,259	RUB	33,557,563	Citibank, N.A.	1/14/15	179,694
USD	2,523,369	HUF	626,274,844	Citibank, N.A.	1/14/15	130,334
USD	1,647,641	MXN	22,461,466	Citibank, N.A.	1/14/15	126,552
USD	2,417,987	ZAR	26,650,683	Citibank, N.A.	1/14/15	119,423
USD	1,482,359	MXN	20,166,753	Citibank, N.A.	1/14/15	116,668
USD	1,908,589	MXN	26,653,827	Citibank, N.A.	1/14/15	103,594
USD	2,080,074	ZAR	22,975,753	Citibank, N.A.	1/14/15	98,464
USD	2,157,449	ZAR	23,902,822	Citibank, N.A.	1/14/15	95,881
USD	890,350	COP	1,974,573,072	Citibank, N.A.	1/14/15	59,736
USD	3,177,720	SGD	4,133,546	Citibank, N.A.	1/14/15	58,447
USD	630,000	COP	1,365,115,500	Citibank, N.A.	1/14/15	55,758
USD	990,000	MXN	13,804,560	Citibank, N.A.	1/14/15	55,156

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	2,744,631	SGD	3,571,212	Citibank, N.A.	1/14/15	$49,708
USD	2,744,498	SGD	3,571,212	Citibank, N.A.	1/14/15	49,575
USD	760,000	MXN	10,490,812	Citibank, N.A.	1/14/15	49,563
USD	760,000	MXN	10,494,992	Citibank, N.A.	1/14/15	49,280
USD	1,156,579	MYR	3,911,319	Citibank, N.A.	1/14/15	41,413
USD	613,557	HUF	150,534,983	Citibank, N.A.	1/14/15	38,354
USD	422,099	COP	917,993,025	Citibank, N.A.	1/14/15	35,941
USD	1,000,000	RON	3,573,556	Citibank, N.A.	1/14/15	35,488
USD	2,568,321	PHP	113,802,320	Citibank, N.A.	1/14/15	29,631
USD	938,861	IDR	11,401,522,481	Citibank, N.A.	1/14/15	22,267
USD	585,565	COP	1,349,639,490	Citibank, N.A.	1/14/15	17,833
USD	679,082	IDR	8,264,421,812	Citibank, N.A.	1/14/15	14,687
USD	301,901	ZAR	3,332,387	Citibank, N.A.	1/14/15	14,490
USD	324,435	COP	747,092,696	Citibank, N.A.	1/14/15	10,167
USD	160,454	RON	569,821	Citibank, N.A.	1/14/15	6,658
USD	1,401,840	IDR	17,374,400,269	Citibank, N.A.	1/14/15	5,074
USD	580,000	HUF	150,485,698	Citibank, N.A.	1/14/15	4,985
USD	2,202,232	THB	72,403,883	Citibank, N.A.	1/14/15	3,183
USD	312,535	CLP	188,177,175	Citibank, N.A.	1/14/15	2,996
USD	850,000	MYR	2,971,345	Citibank, N.A.	1/14/15	2,832
USD	280,000	PLN	988,162	Citibank, N.A.	1/14/15	1,088
USD	190,000	MXN	2,801,879	Citibank, N.A.	1/14/15	257
USD	410,000	THB	13,492,280	Citibank, N.A.	1/14/15	213
USD	125,000	CNY	766,750	Citibank, N.A.	1/14/15	118
USD	50,000	TRY	116,980	Citibank, N.A.	1/14/15	64
USD	395,000	CNY	2,425,695	Citibank, N.A.	1/14/15	(77)
USD	16,399	ILS	64,809	Citibank, N.A.	1/14/15	(216)
USD	270,000	CLP	164,499,930	Citibank, N.A.	1/14/15	(592)
USD	400,000	INR	25,388,000	Citibank, N.A.	1/14/15	(694)
USD	1,906,388	THB	62,816,831	Citibank, N.A.	1/14/15	(1,483)
USD	340,299	CNY	2,102,708	Citibank, N.A.	1/14/15	(2,173)
USD	790,000	CNY	4,884,412	Citibank, N.A.	1/14/15	(5,533)
USD	1,144,376	PHP	51,674,294	Citibank, N.A.	1/14/15	(8,369)
USD	1,362,957	PHP	61,567,514	Citibank, N.A.	1/14/15	(10,484)
USD	3,080,000	CNY	19,006,680	Citibank, N.A.	1/14/15	(15,652)
USD	3,080,000	CNY	19,017,460	Citibank, N.A.	1/14/15	(17,407)
USD	3,004,850	CNY	18,560,958	Citibank, N.A.	1/14/15	(18,206)
USD	3,004,851	CNY	18,561,566	Citibank, N.A.	1/14/15	(18,304)
USD	2,032,028	KRW	2,270,710,180	Citibank, N.A.	1/14/15	(42,833)
USD	2,106,079	KRW	2,353,964,534	Citibank, N.A.	1/14/15	(44,856)
USD	2,118,311	KRW	2,369,436,713	Citibank, N.A.	1/14/15	(46,762)
ZAR	2,674,437	USD	230,250	Citibank, N.A.	1/14/15	415
ZAR	1,023	USD	87	Citibank, N.A.	1/14/15	2
ZAR	970	USD	82	Citibank, N.A.	1/14/15	1
EUR	260,000	USD	325,681	Citibank, N.A.	1/15/15	(11,016)
USD	5,240,087	EUR	4,219,000	Citibank, N.A.	1/15/15	134,039
HUF	776,809,827	USD	3,186,260	Citibank, N.A.	1/22/15	(218,793)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	3,156,352	HUF	776,809,827	Citibank, N.A.	1/22/15	$188,885
BRL	830,118	USD	310,000	Citibank, N.A.	2/3/15	(408)
USD	2,433,629	BRL	6,565,202	Citibank, N.A.	2/3/15	(14,855)
USD	3,614,681	BRL	9,746,986	Citibank, N.A.	2/3/15	(20,446)
USD	3,610,329	BRL	9,746,987	Citibank, N.A.	2/3/15	(24,798)

Total						$1,374,037

Interest rate swaps as of December 31, 2014:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
8.72%	BRL-CDI	Deutsche Bank AG	1/2/17	BRL	7,090(a)	$(396,249)
11.95%	BRL-CDI	Citibank, N.A.	1/2/17	BRL	5,720(b)	36,668
11.50%	BRL-CDI	JPMorgan Chase Bank, N.A.	1/4/21	BRL	8,710(a)	(102,467)
4.11%	CLP-ICP-CAMARA	BNP Paribas SA	1/21/16	CLP	2,155,900(b)	(43,800)
3.54%	HUF-BUBOR-Reuters	JPMorgan Chase Bank, N.A.	3/17/16	HUF	630,000(b)	(96,672)
7.46%	INR-MIBOR-OIS-COMPOUND	Citibank, N.A.	7/15/15	INR	152,740(a)	(13,055)
7.97%	INR-MIBOR-OIS-COMPOUND	Deutsche Bank AG	7/16/16	INR	272,700(a)	23,192
7.01%	INR-MIBOR-OIS-COMPOUND	Citibank, N.A.	6/17/18	INR	285,000(a)	(21,590)
8.41%	INR-MIBOR-OIS-COMPOUND	Deutsche Bank AG	9/9/18	INR	520,810(a)	329,723
8.62%	INR-MIBOR-OIS-COMPOUND	JPMorgan Chase Bank, N.A.	4/3/19	INR	452,080(a)	362,275
7.21%	INR-MIBOR-OIS-COMPOUND	JPMorgan Chase Bank, N.A.	11/10/19	INR	210,000(a)	9,931
7.15%	INR-MIBOR-OIS-COMPOUND	JPMorgan Chase Bank, N.A.	12/19/19	INR	231,496(a)	(8,578)
4.64%	MXN-TIIE-Banxico	Citibank, N.A.	2/9/15	MXN	44,660(b)	(5,422)
4.53%	MXN-TIIE-Banxico	Deutsche Bank AG	3/23/15	MXN	25,100(b)	(4,787)
4.43%	MXN-TIIE-Banxico	Deutsche Bank AG	3/18/16	MXN	50,160(b)	(25,442)
5.27%	MXN-TIIE-Banxico	Citibank, N.A.	5/5/23	MXN	12,360(a)	(39,702)
5.27%	MXN-TIIE-Banxico	Deutsche Bank AG	5/5/23	MXN	11,950(a)	(38,383)
5.97%	MXN-TIIE-Banxico	Citibank, N.A.	11/20/24	MXN	29,190(b)	19,359
6.13%	MXN-TIIE-Banxico	Citibank, N.A.	11/26/24	MXN	18,800(b)	(7,204)
6.21%	MXN-TIIE-Banxico	Deutsche Bank AG	12/5/24	MXN	14,687(b)	(11,268)

Total						$(33,471)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2014 (Unaudited)

Total return swaps as of December 31, 2014:

Fixed Rate	Reference Entity	Counterparty	Expiration Date	Notional Amount (000)		Value
11.50%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	9/15/19	IDR	793,000(a)	$75,536
12.80%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	6/15/21	IDR	725,000(a)	73,259
7.00%	Indonesia Treasury Bond	Deutsche Bank AG	5/15/27	IDR	4,680,000(a)	349,299
9.00%	Indonesia Treasury Bond	Merrill Lynch, Pierce,	3/15/29	IDR	19,230,090(a)	1,717,258
		Fenner & Smith, Inc.
9.50%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	7/15/31	IDR	1,161,000(a)	107,572

Total (Cost $2,633,881)						$2,322,924

(a)	The Counterparty pays the fixed rate on these swaps.
(b)	The Fund pays the fixed rate on these swaps.

Abbreviations used are defined below:

BRL - Brazilian Real

BRL-CDI - Brazil Cetip Interbank Deposit Rate

CLP - Chilean Peso

CLP-ICP-CAMARA - Indice Camara Promedia Rate for Chilean Pesos

CNY - Chinese Yuan

COP - Colombian Peso

EUR - Euro

HUF - Hungarian Forint

HUF-BUBOR Reuters - Budapest Interbank Offered Rate for Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

KRW - South Korean Won

MXN - Mexican Peso

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

MYR - Malaysian Ringgit

PEN - Peruvian Neuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2014 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	74.25%
Energy	7.81%
Other*	17.94%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, total return swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

December 31, 2014 (Unaudited)

Principal Amount		Value
Corporate Bonds — 90.56%
Barbados — 0.98%
$ 200,000	Columbus International, Inc., 7.38%, 3/30/21	$210,000

Brazil — 8.00%
200,000	Cosan Overseas Ltd., 8.25%, 11/29/49	200,000
200,000	Itau Unibanco Holding SA, 5.13%, 5/13/23	198,500
200,000	Klabin Finance SA, 5.25%, 7/16/24	193,500
85,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21	80,113
300,000	Odebrecht Finance Ltd., 7.13%, 6/26/42	249,000
200,000	Odebrecht Oil & Gas Finance Ltd., 7.00%, 6/17/49(a)	134,000
200,000	OI SA, 5.75%, 2/10/22	186,000
105,000	Petrobras Global Finance BV, 5.63%, 5/20/43	85,124
127,000	Petrobras Global Finance BV, 6.25%, 3/17/24	120,066
200,000	QGOG Constellation SA, 6.25%, 11/9/19	128,000
148,000	Telemar Norte Leste SA, 5.50%, 10/23/20	137,092

		1,711,395

Chile — 1.86%
200,000	Cencosud SA, 4.88%, 1/20/23	197,000
200,000	Colbun SA, 4.50%, 7/10/24	199,750

		396,750

China — 12.55%
200,000	Alibaba Group Holding Ltd., 3.13%, 11/28/21(b)	197,020
200,000	Alibaba Group Holding Ltd., 3.13%, 11/28/21	197,017
200,000	Alibaba Group Holding Ltd., 4.50%, 11/28/34	203,802
200,000	Bank of China Ltd., 5.00%, 11/13/24	205,467
200,000	Bank of Communications Co. Ltd., 4.50%, 10/3/24(a)	201,498
200,000	China Overseas Finance Cayman VI Ltd., 6.45%, 6/11/34	216,964
200,000	China Resources Power East Foundation Co. Ltd., 7.25%, 5/9/16(a)	208,250
200,000	ENN Energy Holdings Ltd., 3.25%, 10/23/19	196,383
200,000	ENN Energy Holdings Ltd., 6.00%, 5/13/21	222,808
200,000	Greenland Global Investment Ltd., 5.88%, 7/3/24	201,043
200,000	Industrial & Commercial Bank of China Ltd., 6.00%, 12/29/49(a)	204,500
200,000	Wanda Properties International Co. Ltd., 7.25%, 1/29/24	223,107
200,000	Wanda Properties Overseas Ltd., 4.88%, 11/21/18	205,761

		2,683,620

Colombia — 4.75%
43,000	Bancolombia SA, 5.13%, 9/11/22	42,893
300,000	Empresa de Energia de Bogota SA, 6.13%, 11/10/21	318,360
126,000,000(c)	Empresa de Telecomunicaciones de Bogota, 7.00%, 1/17/23	50,029
356,000,000(c)	Empresas Publicas de Medellin ESP, 7.63%, 9/10/24	146,355
164,000,000(c)	Empresas Publicas de Medellin ESP, 8.38%, 2/1/21	72,349
200,000	Pacific Rubiales Energy Corp., 7.25%, 12/12/21	175,900

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 200,000	Transportadora de Gas Internacional SA ESP, 5.70%, 3/20/22	$210,000

		1,015,886

Guatemala — 0.98%
200,000	Comcel Trust, 6.88%, 2/6/24	210,000

Hong Kong — 3.79%
200,000	Goodman HK Finance, 4.38%, 6/19/24	203,656
380,000	Hutchison Whampoa International 12 Ltd., 6.00%, 5/7/17(a)	407,550
200,000	Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24	199,285

		810,491

India — 6.12%
400,000	Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	427,662
100,000	ICICI Bank Ltd., 5.75%, 11/16/20	110,640
200,000	Oil India Ltd., 5.38%, 4/17/24	216,744
350,000	ONGC Videsh Ltd., 3.75%, 5/7/23	339,697
200,000	Vedanta Resources Plc, 9.50%, 7/18/18	215,000

		1,309,743

Indonesia — 2.90%
200,000	Listrindo Capital BV, 6.95%, 2/21/19	210,500
400,000	Perusahaan Gas Negara Persero Tbk PT, 5.13%, 5/16/24	410,000

		620,500

Israel — 3.29%
20,000	Delek & Avner Tamar Bond Ltd., 5.08%, 12/30/23(b)	19,950
205,714	Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(b)	205,200
249,000	Israel Electric Corp. Ltd., 5.00%, 11/12/24(b)	250,868
200,000	Israel Electric Corp. Ltd., 6.88%, 6/21/23	227,500

		703,518

Macau — 1.73%
400,000	MCE Finance Ltd., 5.00%, 2/15/21	370,000

Mexico — 10.87%
100,000(d)	America Movil SAB de CV, 5.13%, 9/6/73(a)	130,746
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 1/30/24(a)	209,000
400,000	BBVA Bancomer SA, 6.75%, 9/30/22	441,000
240,000	Cemex Finance LLC, 9.38%, 10/12/22	267,600
200,000(d)	Cemex SAB de CV, 4.75%, 1/11/22	237,170
100,000	Controladora Mabe SA de CV, 7.88%, 10/28/19	109,810
200,000	Fermaca Enterprises S de RL de CV, 6.38%, 3/30/38	201,980
400,000	Gruma SAB de CV, 4.88%, 12/1/24	410,160
200,000	Mexico Generadora de Energia S de rl, 5.50%, 12/6/32	194,260

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$100,000	Petroleos Mexicanos, 5.50%, 6/27/44	$102,000
225,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(e)	20,250

		2,323,976

Panama — 1.01%
200,000	Sable International Finance Ltd., 8.75%, 2/1/20	217,000

Paraguay — 0.97%
200,000	Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	208,000

Peru — 3.07%
133,000	Banco de Credito del Peru, 6.13%, 4/24/27(a)	139,916
110,000	Banco de Credito del Peru, 6.88%, 9/16/26(a)	118,800
200,000	Consorcio Transmantaro SA, 4.38%, 5/7/23	195,500
200,000	InRetail Consumer, 5.25%, 10/10/21	202,000

		656,216

Philippines — 1.00%
200,000	FPC Finance Ltd., 6.00%, 6/28/19	213,500

Poland — 1.05%
200,000	Eileme 2 AB, 11.63%, 1/31/20	224,000

Qatar — 1.35%
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.33%, 9/30/27	288,750

Russia — 5.07%
200,000	Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	157,880
200,000	Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22	160,720
32,000	Gazprom OAO Via Gaz Capital SA, 8.63%, 4/28/34	31,920
300,000	Lukoil International Finance BV, 4.56%, 4/24/23	237,000
400,000	Polyus Gold International Ltd., 5.63%, 4/29/20	332,000
200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21	165,000

		1,084,520

Saudi Arabia — 0.95%
200,000	Saudi Electricity Global Sukuk Co. 2, 5.06%, 4/8/43	202,500

Singapore — 3.71%
200,000	Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23(a)	201,380
200,000	Puma International Financing SA, 6.75%, 2/1/21	193,013
200,000	STATS ChipPAC Ltd., 4.50%, 3/20/18	197,000
200,000	United Overseas Bank Ltd., 3.75%, 9/19/24(a)	202,472

		793,865

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
South Africa — 2.65%
$ 350,000	AngloGold Ashanti Holdings Plc, 8.50%, 7/30/20	$365,750
200,000	Eskom Holdings SOC Ltd., 5.75%, 1/26/21	201,000

		566,750

South Korea — 0.96%
200,000	Woori Bank Co. Ltd., 4.75%, 4/30/24	206,200

Thailand — 0.96%
200,000	Krung Thai Bank Public Co. Ltd., 5.20%, 12/26/24(a)	204,812

Turkey — 5.23%
300,000(c)	Akbank TAS, 7.50%, 2/5/18	115,333
400,000	Turkiye Garanti Bankasi AS, 4.75%, 10/17/19	407,000
200,000	Turkiye Halk Bankasi AS, 3.88%, 2/5/20	191,500
200,000	Turkiye Is Bankasi, 5.00%, 4/30/20	203,750
200,000	Turkiye Is Bankasi, 5.00%, 6/25/21	201,500

		1,119,083

United Arab Emirates — 4.76%
174,817	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust, 5.13%, 11/30/22	181,373
550,000	DP World Ltd., 6.85%, 7/2/37	618,750
200,000	MAF Global Securities Ltd., 7.13%, 10/29/49(a)	217,000

		1,017,123

Total Corporate Bonds		19,368,198

(Cost $19,827,189)

Shares
Investment Company — 5.26%
1,123,438	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	1,123,438

Total Investment Company		1,123,438

(Cost $1,123,438)

Put Options Purchased — 0.00%
148	S & P 500 Index, Strike Price USD 2,007.80, Expires 1/9/15	437

Total Put Options Purchased		437

(Cost $3,093)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2014 (Unaudited)

Value

Total Investments	$20,492,073
(Cost $20,953,720)(f) — 95.82%

Other assets in excess of liabilities — 4.18%	894,453

NET ASSETS — 100.00%	$21,386,526

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2014.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(d)	Principal amount denoted in Euros.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of December 31, 2014:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
Ten Year U.S. Treasury Bonds	3	March, 2015	$1,045	USD	379,345	Citigroup Global Markets, Inc.

Foreign currency exchange contracts as of December 31, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
COP	656,949,199	USD	274,874	Citibank, N.A.	1/5/15	$1,531
MXN	105,622	USD	7,096	Citibank, N.A.	1/5/15	61
MXN	116	USD	8	Citibank, N.A.	1/5/15	—
MXN	83,076	USD	6,000	Citibank, N.A.	1/5/15	(371)
MXN	2,000,886	USD	136,030	Citibank, N.A.	1/5/15	(453)
MXN	386,201	USD	26,720	Citibank, N.A.	1/5/15	(551)
MXN	930,674	USD	66,037	Citibank, N.A.	1/5/15	(2,976)
MXN	2,031,505	USD	141,172	Citibank, N.A.	1/5/15	(3,521)
USD	151,261	COP	327,805,710	Citibank, N.A.	1/5/15	13,340
USD	151,700	COP	329,143,490	Citibank, N.A.	1/5/15	13,216
USD	132,414	MXN	1,813,668	Citibank, N.A.	1/5/15	9,523
USD	140,000	MXN	1,930,873	Citibank, N.A.	1/5/15	9,168
USD	130,000	MXN	1,793,539	Citibank, N.A.	1/5/15	8,473
USD	683,557	EUR	550,000	Citibank, N.A.	1/15/15	17,919
COP	136,350,808	USD	58,696	Citibank, N.A.	1/22/15	(1,350)
USD	57,170	COP	136,350,808	Citibank, N.A.	1/22/15	(176)
COP	136,350,808	USD	56,413	Citibank, N.A.	7/2/15	184

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	122,367	TRY	300,044	Citibank, N.A.	7/2/15	$(1,079)
USD	271,019	COP	656,949,199	Citibank, N.A.	7/2/15	(1,670)

Total						$61,268

Credit default swaps as of December 31, 2014:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	iTraxx Asia ex-Japan, Series 22	Citibank, N.A.	12/20/19	Buy	USD	300	$388
1.00%	Societe Generale SA	Citibank, N.A.	3/20/20	Buy	EUR	82	4,588
1.00%	Societe Generale SA	JPMorgan Chase Bank, N.A.	3/20/20	Buy	EUR	68	3,805

Total (Premiums received $12,844)							$8,781

Abbreviations used are defined below:

COP - Colombian Peso

EUR - Euro

MXN - Mexican Peso

TRY - Turkish Lira

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	28.07%
Utilities	16.17%
Energy	12.87%
Telecom Services	11.94%
Consumer Staples	7.24%
Materials	6.11%
Industrials	4.57%
Consumer Discretionary	2.67%
Information Technology	0.92%
Other*	9.44%

100.00%

*	Includes cash, Investment Company, credit default swaps, options, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

December 31, 2014 (Unaudited)

Principal Amount		Value
Bank Loans — 10.42%
Croatia (Hrvatska) — 0.67%
190,000(a)	Agrokor, 9.50%, 6/4/18(b)(c)	$221,192

Netherlands — 0.76%
60,795(a)	Ziggo BV Term Loan B1, 3.50%, 1/15/22(b)	71,990
39,165(a)	Ziggo BV Term Loan B2, 3.50%, 1/15/22(b)	46,377
64,470(a)	Ziggo BV Term Loan B3, 2.75%, 1/15/22(b)	76,342
45,570(a)	Ziggo BV Term Loan B4, 2.75%, 1/15/22(b)	53,962

		248,671

United Kingdom — 0.98%
$ 330,000	Virgin Media Investment Holdings Ltd. Term Loan B, 3.50%, 7/7/20(b)	323,601

United States — 8.01%
179,886	Aramark Corp. Term Loan, 0.00%, 2/24/21(b)	176,626
228,571	Ardent Medical Services, Inc. 2nd Lien Term Loan, 11.00%, 1/2/19(b)	227,714
231,000	Burger King Holdings, Inc. Term Loan B, 0.00%, 9/25/21(b)	230,009
150,000	CBS Outdoor Americas Capital LLC, 3.00%, 6/3/20(b)	146,169
160,000	CCO Safari, LLC, 4.25%, 12/11/49(b)	160,901
697,462	Dunkin Brands Group, Inc. Term Loan B, 3.25%, 2/7/21(b)	676,977
173,077	Hilton Worldwide Holdings, Inc. Term Loan, 0.00%, 10/25/20(b)	170,841
252,000	Level 3 Financing, Inc. Term Loan B5, 0.00%, 1/31/22(b)	251,922
259,350	SBA Communications Corp. Term Loan B1A, 3.25%, 3/31/21(b)	253,460
180,000	Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan, 0.00%, 8/5/20(b)	178,060
180,000	Vertellus Specialties, Inc. Term Loan, 0.00%, 10/10/19(b)	169,200

		2,641,879

Total Bank Loans		3,435,343

(Cost $3,545,078)

Corporate Bonds — 83.62%
Australia — 0.43%
130,000	TFS Corp. Ltd., 11.00%, 7/15/18(d)	141,213

Barbados — 0.64%
200,000	Columbus International, Inc., 7.38%, 3/30/21	210,000

Belgium — 0.92%
300,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23(d)	303,000

Canada — 3.09%
213,000	Baytex Energy Corp., 5.63%, 6/1/24(d)	177,323
270,000(e)	Great Canadian Gaming Corp., 6.63%, 7/25/22(d)	241,113

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 315,000	Mood Media Corp., 9.25%, 10/15/20(d)	$255,150
338,068	Videotron Ltd., 5.38%, 6/15/24(d)	344,829

		1,018,415

France — 3.06%
200,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(d)	210,000
200,000	Credit Agricole SA, 6.63%, 9/29/49(b)	194,000
200,000	Credit Agricole SA, 7.88%, 1/23/24(b)	202,000
200,000	Numericable Group SA, 6.00%, 5/15/22(d)	201,000
200,000	Numericable Group SA, 6.25%, 5/15/24(d)	202,000

		1,009,000

Germany — 4.96%
100,000(a)	Hypo Real Estate International Trust I, 5.86%, 6/14/49	99,224
410,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	504,804
290,000	Unitymedia KabelBW GmbH, 6.13%, 1/15/25(d)	298,700
290,000(f)	UPC Holding BV, 6.75%, 3/15/23	318,309
200,000(a)	UPCB Finance Ltd., 7.63%, 1/15/20	251,691
150,000	UPCB Finance V Ltd., 7.25%, 11/15/21(d)	163,500

		1,636,228

Ireland — 1.20%
330,000(a)	Bank of Ireland, 4.25%, 6/11/24(b)	394,526

Israel — 0.62%
200,000	Altice Financing SA, 7.88%, 12/15/19(d)	205,500

Italy — 1.15%
170,000(a)	Wind Acquisition Finance SA, 4.00%, 7/15/20	201,081
150,000(a)	Wind Acquisition Finance SA, 7.00%, 4/23/21	177,651

		378,732

Jamaica — 2.72%
200,000	Digicel Ltd., 6.00%, 4/15/21	189,000
450,000	Digicel Ltd., 7.00%, 2/15/20(d)	438,750
270,000	Digicel Ltd., 8.25%, 9/1/17(d)	268,650

		896,400

Luxembourg — 0.97%
160,000	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	166,800
130,000(a)	Monitchem HoldCo 3 SA, 5.25%, 6/15/21	154,947

		321,747

Mexico — 0.08%
280,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(g)	25,200

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
Netherlands — 0.75%
$ 260,000	InterGen NV, 7.00%, 6/30/23(d)	$247,000

Spain — 0.70%
220,000(a)	Grupo Isolux Corsan Finance BV, 6.63%, 4/15/21	229,608

Switzerland — 1.51%
320,000	Credit Suisse Group AG, 6.25%, 12/29/49(b)(d)	307,200
200,000	Credit Suisse Group AG, 6.25%, 12/29/49(b)	192,000

		499,200

United Kingdom — 10.47%
140,000(h)	Brakes Capital, 7.13%, 12/15/18	216,306
200,000(h)	Brighthouse Group Plc, 7.88%, 5/15/18	299,252
325,000	CEVA Group Plc, 7.00%, 3/1/21(d)	313,625
370,000	EnQuest Plc, 7.00%, 4/15/22(d)	224,775
100,000(h)	Equiniti Newco 2 Plc, 7.13%, 12/15/18	154,302
110,000(h)	F&C Asset Management Plc, 6.75%, 12/20/26(b)	181,733
201,000(h)	Johnston Press Bond Plc, 8.63%, 6/1/19	294,482
371,000	Lloyds Banking Group Plc, 7.50%, 6/27/24(b)	375,638
200,000(h)	Moto Finance Plc, 10.25%, 3/15/17	327,307
205,481	MU Finance Plc, 8.38%, 2/1/17(d)	210,104
61,220(h)	Priory Group No. 3 Plc, 7.00%, 2/15/18	98,758
200,000	Royal Bank of Scotland Group Plc, 6.99%, 10/29/49(b)(d)	224,000
200,000	Virgin Media Secured Finance Plc, 5.50%, 1/15/25(d)	205,000
200,000(h)	Virgin Media Secured Finance Plc, 6.00%, 4/15/21	328,476

		3,453,758

United States — 50.35%
470,000	ADT Corp. (The), 4.13%, 6/15/23	425,350
340,000	Alliance Data Systems Corp., 5.38%, 8/1/22(d)	335,750
470,000	AMC Entertainment, Inc., 5.88%, 2/15/22	477,050
340,000	Amsurg Corp., 5.63%, 7/15/22(d)	348,500
180,000	Apex Tool Group LLC, 7.00%, 2/1/21(d)	153,900
290,000	Audatex North America, Inc., 6.00%, 6/15/21(d)	298,700
230,000	Audatex North America, Inc., 6.13%, 11/1/23(d)	237,475
292,000	BakerCorp International, Inc., 8.25%, 6/1/19	264,260
420,000	Berry Plastics Corp., 5.50%, 5/15/22	426,300
400,000	Biomet, Inc., 6.50%, 8/1/20	428,000
400,000	Blackboard, Inc., 7.75%, 11/15/19(d)	401,000
120,000	California Resources Corp., 6.00%, 11/15/24(d)	101,400
80,000	CBRE Services, Inc., 5.00%, 3/15/23	81,752
270,000	CCOH Safari LLC, 5.50%, 12/1/22	274,050
240,000	CCOH Safari LLC, 5.75%, 12/1/24	242,700
320,000	CEC Entertainment, Inc., 8.00%, 2/15/22	310,400
420,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(d)	434,700

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 321,000	Chaparral Energy, Inc., 7.63%, 11/15/22	$210,255
320,000	Chesapeake Energy Corp., 3.48%, 4/15/19(b)	313,600
174,000	Cinemark USA, Inc., 4.88%, 6/1/23	164,430
160,000	Crown Castle International Corp., 5.25%, 1/15/23	163,200
170,000	DISH DBS Corp., 5.88%, 11/15/24(d)	170,850
140,000	DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18	145,600
530,000	Envision Healthcare Corp., 5.13%, 7/1/22(d)	526,025
420,000	Epicor Software Corp., 8.63%, 5/1/19	441,000
90,000	Equinix, Inc., 5.38%, 1/1/22	90,846
270,000	Equinix, Inc., 5.75%, 1/1/25	272,363
115,000	Gannett Co., Inc., 4.88%, 9/15/21(d)	114,137
60,000	Gannett Co., Inc., 5.50%, 9/15/24(d)	60,150
432,000	Geo Group, Inc. (The), 5.13%, 4/1/23	424,440
80,000	HCA Holdings, Inc., 6.25%, 2/15/21	85,200
80,000	HCA, Inc., 5.00%, 3/15/24	82,200
560,000	HCA, Inc., 5.88%, 5/1/23	590,100
165,000	HD Supply, Inc., 5.25%, 12/15/21(d)	167,887
400,000	Intelsat Jackson Holdings SA, 6.63%, 12/15/22	411,000
350,000	Kenan Advantage Group, Inc. (The), 8.38%, 12/15/18(d)	360,500
320,000	Level 3 Escrow II, Inc., 5.38%, 8/15/22(d)	321,600
90,000	Level 3 Financing, Inc., 6.13%, 1/15/21	93,150
210,000	Level 3 Financing, Inc., 7.00%, 6/1/20	221,287
370,000	Level 3 Financing, Inc., 8.13%, 7/1/19	393,125
310,000(a)	LGE HoldCo VI BV, 7.13%, 5/15/24	413,097
380,000	Live Nation Entertainment, Inc., 5.38%, 6/15/22(d)	380,000
372,000	Memorial Resource Development Corp., 5.88%, 7/1/22(d)	336,660
250,000	MGM Resorts International, 6.00%, 3/15/23	251,250
92,000	National Mentor Holdings, Inc., 12.50%, 2/15/18(d)	95,496
265,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(d)	266,325
330,000	Onex York Acquisition Corp., 8.50%, 10/1/22(d)	330,000
171,000	Overseas Shipholding Group, Inc., 8.13%, 3/30/18(g)	167,153
180,000	Overseas Shipholding Group, Inc., Series N-II, 7.50%, 2/15/21	167,400
259,000	PAETEC Holding Corp., 9.88%, 12/1/18	271,950
212,000	Physio-Control International, Inc., 9.88%, 1/15/19(d)	224,720
230,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	239,200
87,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/1/22	82,215
190,000	SBA Communications Corp., 4.88%, 7/15/22(d)	182,875
90,000	Sealed Air Corp., 4.88%, 12/1/22(d)	89,325
90,000	Sealed Air Corp., 5.13%, 12/1/24(d)	90,900
240,000	Spectrum Brands, Inc., 6.63%, 11/15/22	253,800
490,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24(d)	472,850
50,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24	48,187
130,000	Tenet Healthcare Corp., 8.00%, 8/1/20	137,150
280,000	T-Mobile USA, Inc., 6.38%, 3/1/25	284,480
210,000	Toys R Us, Inc., 7.38%, 10/15/18	137,550

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 90,000	TransDigm, Inc., 6.00%, 7/15/22	$89,775
300,000	United Surgical Partners International, Inc., 9.00%, 4/1/20	322,125
162,000(a)	WMG Acquisition Corp., 6.25%, 1/15/21	201,909

		16,600,624

Total Corporate Bonds		27,570,151

(Cost $28,489,332)

Shares
Common Stocks — 0.15%
Germany — 0.02%
1,929	Telegate AG	7,714

Italy — 0.10%
9,304,599	Seat Pagine Gialle SpA*	31,525

United States — 0.03%
13	CEVA Holdings LLC*	11,436

Total Common Stocks		50,675

(Cost $46,901)

Warrants/Rights — 0.03%
Australia — 0.03%
48,100	TFS Corp. Ltd. Warrants, Expire 7/15/18*	10,799

Total Warrants/Rights		10,799

(Cost $0)

Investment Company — 3.66%
1,206,922	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	1,206,922

Total Investment Company		1,206,922

(Cost $1,206,922)

Preferred Stocks — 0.32%
United States — 0.32%
121	CEVA Holdings LLC, Series A-2*	106,205

Total Preferred Stocks		106,205

(Cost $103,184)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2014 (Unaudited)

Contracts		Value
Put Options Purchased — 0.12%
17	EURO STOXX 50 UCITS ETF, Strike Price EUR 2,900.00, Expires 3/20/15	$12,157
393	iShares iBoxx High Yield Corporate Bond ETF, Strike Price USD 89.00, Expires 1/17/15	25,545

Total Put Options Purchased		37,702

(Cost $48,202)

Total Investments		$32,417,797
(Cost $ 33,439,619)(i) — 98.32%

Other assets in excess of liabilities — 1.68%		554,123

NET ASSETS — 100.00%		$32,971,920

*	Non-income producing security.
(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2014.
(c)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Principal amount denoted in Canadian Dollars.
(f)	Principal amount denoted in Swiss Francs.
(g)	Issuer filed for bankruptcy and/or is in default of interest payments.
(h)	Principal amount denoted in British Pounds.
(i)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	242,500	CAD	278,000	Citibank, N.A.	1/15/15	$3,295
USD	328,407	CHF	319,000	Citibank, N.A.	1/15/15	7,464
USD	2,845,724	EUR	2,300,000	Citibank, N.A.	1/15/15	62,147
USD	435,017	EUR	350,000	Citibank, N.A.	1/15/15	11,429
USD	61,006	EUR	50,000	Citibank, N.A.	1/15/15	494
USD	2,503,878	GBP	1,600,000	Citibank, N.A.	1/15/15	10,414

Total						$95,243

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2014 (Unaudited)

Options written as of December 31, 2014:

Contracts	Put Options	Value
(17)	EURO STOXX 50 UCITS ETF, Strike Price EUR 2,750.00, Expires 3/20/15	$(7,262)
(393)	iShares iBoxx High Yield Corporate Bond ETF, Strike Price USD 85.00, Expires 1/17/15	(3,930)

Total (Premiums received $(15,449))		$(11,192)

Financial futures contracts as of December 31, 2014:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	14	December, 2015	$(6,499)	USD	3,461,476	Citigroup Global Markets, Inc.

Credit default swaps as of December 31, 2014:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	ArcelorMittal SA	Barclays Bank Plc	9/20/19	Buy	EUR	70	$5,440
1.00%	ArcelorMittal SA	Morgan Stanley & Co.	9/20/19	Buy	EUR	30	2,331
1.00%	ArcelorMittal SA	JPMorgan Chase Bank, N.A.	9/20/19	Buy	EUR	20	1,554
5.00%	SUPERVALU, Inc.	Morgan Stanley & Co.	12/20/19	Buy	USD	224	(19,509)
5.00%	SUPERVALU, Inc.	Citibank, N.A.	12/20/19	Buy	USD	105	(9,145)
5.00%	SUPERVALU, Inc.	Barclays Bank Plc	12/20/19	Buy	USD	91	(7,926)

Total (Premiums received $(10,163))							$(27,255)

Abbreviations used are defined below:

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2014 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecom Services	29.00%
Financials	19.22%
Consumer Staples	15.02%
Consumer Discretionary	11.22%
Industrials	8.34%
Energy	4.38%
Information Technology	4.18%
Utilities	1.67%
Materials	0.94%
Health Care	0.54%
Other*	5.49%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, futures, Investment Company, credit default swaps, options, warrants, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

December 31, 2014 (Unaudited)

Principal Amount		Value
Convertible Bonds — 87.96%
Australia — 2.93%
200,000(a)	Beach Energy Ltd., 3.95%, 4/3/17	$162,300
100,000(a)	CFS Retail Property Trust Group, 5.75%, 7/4/16	84,701
$ 3200,000	Drillsearch Finance Pty. Ltd., 6.00%, 9/1/18	192,000
200,000	Paladin Energy Ltd., 3.63%, 11/4/15	194,000

		633,001

Austria — 0.57%
100,000(b)	IMMOFINANZ AG, 1.50%, 9/11/19	123,583

China — 8.10%
300,000	Billion Express Investments Ltd., 0.75%, 10/18/15	299,250
1,000,000(c)	China Singyes Solar Technologies Holdings Ltd., 5.00%, 8/8/19	162,798
100,000	Ctrip.com International Ltd., 1.25%, 10/15/18	97,125
250,000	ENN Energy Holdings Ltd., 4.22%, 2/26/18(d)	272,500
300,000(c)	Kaisa Group Holdings Ltd., 8.00%, 12/20/15	33,849
2,000,000(e)	Logo Star Ltd., 1.50%, 11/22/18	295,307
400,000	Qihoo 360 Technology Co. Ltd., 1.75%, 8/15/21(f)	333,508
2,000,000(e)	Shenzhou International Group Holdings Ltd., 0.50%, 6/18/19	253,074

		1,747,411

France — 3.74%
7,809(b)	Air France-KLM, 2.03%, 2/15/23	107,911
15,000(b)	Etablissements Maurel et Prom, 7.13%, 7/31/15	238,683
2,348(b)	Faurecia, 3.25%, 1/1/18	93,106
1,054(b)	Unibail-Rodamco SE, 0.00%, 7/1/21(d)	368,143

		807,843

Germany — 3.38%
200,000(b)	Deutsche Wohnen AG, 0.88%, 9/8/21	278,010
250,000	Siemens Financieringsmaatschappij NV, 1.05%, 8/16/17	273,438
2,000(b)	TUI AG, 2.75%, 3/24/16	178,785

		730,233

Hong Kong — 4.55%
2,000,000(c)	China Daye Non-Ferrous Metals Mining Ltd., 0.50%, 5/30/18	303,030
200,000	China Overseas Finance Investment Cayman IV Ltd., 0.00%, 2/4/21(d)	215,800
220,000	PB Issuer No. 3 Ltd., 1.88%, 10/22/18	216,150
2,000,000(e)	Shine Power International Ltd., 0.50%, 7/28/19(d)	247,593

		982,573

Hungary — 0.57%
100,000(b)	Magyar Nemzeti Vagyonkezelo Zrt, 3.38%, 4/2/19	122,367

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
Japan — 6.38%
$ 100,000	Gunma Bank Ltd. (The), 0.49%, 10/11/19(d)	$108,300
20,000,000(a)	Kawasaki Kisen Kaisha Ltd., 1.40%, 9/26/18(d)	196,193
10,000,000(a)	Resorttrust, Inc., 0.49%, 12/1/21(d)	91,000
10,000,000(a)	SBI Holdings, Inc., 0.62%, 11/2/17(d)	89,431
10,000,000(a)	Senshukai Co. Ltd., 0.49%, 4/23/19(d)	82,652
10,000,000(a)	Takashimaya Co. Ltd., 0.42%, 12/11/20(d)	88,078
20,000,000	Terumo Corp., 0.35%, 12/6/21(d)	175,739
10,000,000	Terumo Corp., 0.59%, 12/4/19(d)	87,661
20,000,000(a)	Toppan Printing Co. Ltd., 0.49%, 12/19/16(d)	168,434
10,000,000(a)	Toppan Printing Co. Ltd., 1.02%, 12/19/19(d)	84,217
10,000,000(a)	Toray Industries, Inc., 0.34%, 8/30/19(d)	100,705
10,000,000(a)	Toray Industries, Inc., 0.47%, 8/31/21(d)	105,235

		1,377,645

Luxembourg — 0.75%
100,000(b)	Grand City Properties SA, 1.50%, 2/24/19	161,300

Malaysia — 2.97%
200,000	Cahaya Capital Ltd., 0.05%, 9/18/21(d)	202,500
300,000(g)	Indah Capital Ltd., 0.56%, 10/24/18(d)	236,666
200,000	YTL Corp. Finance Labuan Ltd., 1.88%, 3/18/15	200,760

		639,926

Mexico — 0.85%
150,000	Cemex SAB de CV, 3.75%, 3/15/18	183,076

Netherlands — 1.56%
100,000(b)	Air Berlin Finance BV, 6.00%, 3/6/19	110,478
220,000	NXP Semiconductor NV, 1.00%, 12/1/19(f)	226,187

		336,665

Norway — 2.09%
200,000	Golden Ocean Group Ltd., 3.07%, 1/30/19	160,000
200,000(b)	Marine Harvest ASA, 0.88%, 5/6/19	290,776

		450,776

Russia — 0.89%
200,000	Lukoil International Finance BV, 2.63%, 6/16/15	192,000

Singapore — 2.69%
250,000(a)	CapitaLand Ltd., 1.85%, 6/19/20	177,877
200,000	Olam International Ltd., 6.00%, 10/15/16	211,500
250,000(a)	Suntec Real Estate Investment Trust, 1.40%, 3/18/18	191,560

		580,937

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
South Africa — 1.55%
200,000(b)	Steinhoff Finance Holdings GmbH, 6.38%, 5/26/17	$335,185

Spain — 1.49%
100,000(b)	Caja de Ahorros y Pensiones de Barcelona, 1.00%, 11/25/17	137,492
100,000(b)	International Consolidated Airlines Group SA, 1.75%, 5/31/18	183,323

		320,815

Switzerland — 1.06%
70,000(a)	BKW AG, 0.13%, 9/30/20	69,014
155,000(a)	Schindler Holding AG, 0.38%, 6/5/17	159,997

		229,011

Taiwan — 2.83%
$ 200,000	Advanced Semiconductor Engineering, Inc., 0.00%, 9/5/18(d)	241,250
250,000	Siliconware Precision Industries Co., 1.00%, 10/31/19(d)	270,000
100,000	Zhen Ding Technology Holding Ltd., 0.07%, 6/26/19(d)	99,750

		611,000

United Arab Emirates — 3.30%
200,000(b)	Aabar Investments PJSC, 4.00%, 5/27/16	287,993
400,000	DP World Ltd., 1.75%, 6/19/24	425,000

		712,993

United Kingdom — 3.13%
100,000(h)	Helical Bar Jersey Ltd., 4.00%, 6/17/19	155,268
100,000(h)	INTU Jersey Ltd., 2.50%, 10/4/18	170,472
100,000(h)	St. Modwen Properties Securities Jersey Ltd., 2.88%, 3/6/19	154,769
100,000(a)	Tui Travel Plc, 4.90%, 4/27/17	194,825

		675,334

United States — 32.58%
120,000	Akamai Technologies, Inc., 0.20%, 2/15/19(d)(f)	124,875
49,000	Anacor Pharmaceuticals, Inc., 2.00%, 10/15/21(f)	59,841
150,000	Ares Capital Corp., 4.38%, 1/15/19	150,375
55,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	64,659
105,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	128,691
300,000	Cardtronics, Inc., 1.00%, 12/1/20	296,813
150,000	Cepheid, Inc., 1.25%, 2/1/21(f)	164,906
290,000	Cubist Pharmaceuticals, Inc., 1.88%, 9/1/20	394,400
114,000	Euronet Worldwide, Inc., 1.50%, 10/1/44(f)	115,924
72,000	Huron Consulting Group, Inc., 1.25%, 10/1/19(f)	74,925
40,000	Illumina, Inc., 0.25%, 3/15/16	88,375
154,000	Intel Corp., 3.25%, 8/1/39	267,768
155,000	Jarden Corp., 1.13%, 3/15/34(f)	173,697
100,000	JDS Uniphase Corp., 0.63%, 8/15/33	105,625

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 160,000	Liberty Interactive LLC, 0.75%, 3/30/43	$227,400
175,000	Liberty Interactive LLC, 3.50%, 1/15/31	93,406
180,000	Liberty Media Corp., 1.38%, 10/15/23	177,525
265,000	LinkedIn Corp., 0.50%, 11/1/19(f)	279,575
179,000	Medidata Solutions, Inc., 1.00%, 8/1/18	196,229
55,000	Medivation, Inc., 2.63%, 4/1/17	106,666
100,000	Molina Healthcare, Inc., 1.13%, 1/15/20	139,000
230,000	NVIDIA Corp., 1.00%, 12/1/18	264,356
100,000	Palo Alto Networks, Inc., 3.47%, 7/1/19(d)(f)	126,313
337,000	Priceline Group, Inc. (The), 0.90%, 9/15/21(f)	320,993
170,000	Priceline Group, Inc. (The), 1.00%, 3/15/18	225,887
100,000	Prospect Capital Corp., 4.75%, 4/15/20(f)	93,625
200,000	QIAGEN NV, 0.38%, 3/19/19	209,500
200,000	Salesforce.com, Inc., 0.25%, 4/1/18	227,875
450,000	SanDisk Corp., 0.50%, 10/15/20	540,563
100,000	ServiceNow, Inc., 0.39%, 11/1/18(d)	113,750
130,000	Ship Finance International Ltd., 3.25%, 2/1/18	124,800
100,000	Ship Finance International Ltd., 3.75%, 2/10/16	99,620
103,000	SolarCity Corp., 1.63%, 11/1/19(f)	93,086
110,000	Starwood Property Trust, Inc., 4.55%, 3/1/18	116,875
380,000	SunEdison, Inc., 0.25%, 1/15/20(f)	368,125
54,000	TESARO, Inc., 3.00%, 10/1/21	66,886
130,000	Tesla Motors, Inc., 0.25%, 3/1/19	120,169
200,000	Tesla Motors, Inc., 1.25%, 3/1/21	180,375
273,000	Yahoo!, Inc., 1.15%, 12/1/18(d)	308,831

		7,032,304

Total Convertible Bonds		18,985,978

(Cost $19,242,435)

Foreign Government Bonds — 1.81%
Portugal — 1.81%
300,000(b)	Parpublica - Participacoes Publicas SGPS SA, 5.25%, 9/28/17	391,585

Total Foreign Government Bonds		391,585

(Cost $446,185)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
Common Stocks — 2.88%
France — 0.77%
280	Eurazeo SA	$19,722
406	Kering	78,359
582	Technip SA	34,801
129	Unibail-Rodamco SE	33,225

		166,107

Germany — 0.82%
5,377	Deutsche Post AG	175,967

United States — 1.29%
2,400	Lam Research Corp.	190,416
1,500	Salesforce.com, Inc.*	88,965

		279,381

Total Common Stocks		621,455

(Cost $692,605)

Contracts
Call Options Purchased — 0.20%
14	Adidas AG, Strike Price EUR 68.00, Expires 12/18/15	3,456
54	Citrix Systems, Inc., Strike Price USD 90.00, Expires 1/15/16	6,210
14	Daimler AG, Strike Price EUR 62.00, Expires 6/17/16	17,043
25	Siemens AG, Strike Price EUR 100.00, Expires 6/17/16	16,275

Total Call Options Purchased		42,984

(Cost $51,504)

Total Investments		$20,042,002
(Cost $20,432,729)(i) — 92.85%

Other assets in excess of liabilities — 7.15%		1,543,405

NET ASSETS — 100.00%		$21,585,407

*	Non-income producing security.
(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Principal amount denoted in Euros.
(c)	Principal amount denoted in Chinese Yuans.
(d)	Zero coupon bond. The rate represents the yield at time of purchase.
(e)	Principal amount denoted in Hong Kong Dollars.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(g)	Principal amount denoted in Singapore Dollars.
(h)	Principal amount denoted in British Pounds.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2014 (Unaudited)

(i)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2014:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
GBP	55,000	USD	85,862	Citibank, N.A.	1/15/15	$(149)
GBP	25,000	USD	39,158	Citibank, N.A.	1/15/15	(197)
USD	475,182	AUD	574,000	Citibank, N.A.	1/15/15	7,096
USD	235,001	CHF	228,000	Citibank, N.A.	1/15/15	5,613
USD	4,245,696	EUR	3,429,000	Citibank, N.A.	1/15/15	95,746
USD	153,279	EUR	125,000	Citibank, N.A.	1/15/15	1,997
USD	810,407	GBP	517,500	Citibank, N.A.	1/15/15	3,927
USD	787,110	HKD	6,103,000	Citibank, N.A.	1/15/15	111
USD	1,196,069	JPY	142,935,000	Citibank, N.A.	1/15/15	2,601
USD	70,171	JPY	8,400,000	Citibank, N.A.	1/15/15	34
USD	610,640	SGD	805,000	Citibank, N.A.	1/15/15	3,184

Total						$119,963

Financial futures contracts as of December 31, 2014:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
S & P 500 E-MINI Index	6	March, 2015	$4,108	USD	619,828	Citigroup Global Markets, Inc.

Abbreviations used are defined below:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2014 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	18.18%
Consumer Staples	16.34%
Information Technology	14.46%
Telecom Services	11.05%
Industrials	10.88%
Consumer Discretionary	10.67%
Energy	4.55%
Utilities	2.41%
Materials	2.30%
Foreign Government Bonds	1.81%
Other*	7.35%

100.00%

*	Includes cash, options, futures, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund

December 31, 2014 (Unaudited)

Principal Amount		Value
Corporate Bonds — 38.50%
Australia — 0.68%
1,537,000(a)	Origin Energy Finance Ltd., 4.00%, 9/16/74(b)	$1,692,465
1,900,000(a)	Santos Finance Ltd., 8.25%, 9/22/70(b)	2,437,047

		4,129,512

Brazil — 0.76%
$ 752,000	Oi SA, 5.75%, 2/10/22	699,360
2,825,000(c)	Petrobras International Finance Co., 6.25%, 12/14/26	3,929,725

		4,629,085

Canada — 0.11%
716,000	Precision Drilling Corp., 6.63%, 11/15/20	641,740

Colombia — 0.02%
142,000	Pacific Rubiales Energy Corp., 7.25%, 12/12/21	124,889

Finland — 0.52%
2,333,000	Nokia OYJ, 5.38%, 5/15/19	2,502,142
631,000	Nokia OYJ, 6.63%, 5/15/39	690,945

		3,193,087

France — 4.82%
1,300,000(a)	BPCE SA, 6.12%, 10/29/49(b)	1,714,645
700,000(a)	CNP Assurances, 4.00%, 11/29/49(b)	853,390
1,934,000	Credit Agricole SA, 6.63%, 9/29/49(b)	1,875,980
1,106,000(a)	Crown European Holdings SA, 4.00%, 7/15/22	1,391,852
3,000,000(a)	Electricite de France SA, 5.00%, 1/22/26(b)	4,024,939
2,400,000(a)	Groupama SA, 6.38%, 5/28/24(b)	2,918,648
3,300,000(a)	Orange SA, 4.00%, 10/29/49(b)	4,153,701
2,000,000(a)	Orange SA, 5.00%, 10/29/49(b)	2,565,313
1,000,000(a)	Publicis Groupe SA, 1.13%, 12/16/21	1,220,752
1,100,000(a)	Publicis Groupe SA, 1.63%, 12/16/24	1,346,277
1,100,000(a)	Societe Des Autoroutes Paris-Rhin-Rhone, 1.13%, 1/15/21	1,336,317
1,400,000(a)	Societe Des Autoroutes Paris-Rhin-Rhone, 1.88%, 1/15/25	1,730,815
2,400,000(a)	Total Capital Canada Ltd., 2.13%, 9/18/29	3,045,187
1,000,000(a)	Total Capital International SA, 1.38%, 3/19/25	1,215,388

		29,393,204

Germany — 3.86%
3,400,000(a)	BASF SE, 2.00%, 12/5/22	4,482,005
666,000(a)	Bayer AG, 3.00%, 7/1/75(b)	830,290
2,224,000(a)	Bayer AG, 3.75%, 7/1/74(b)	2,856,126
1,100,000(a)	Bayer Capital Corp. BV, 1.25%, 11/13/23	1,365,713
4,444,000	Continental Rubber of America Corp., 4.50%, 9/15/19(d)	4,610,650
3,150,000(a)	Merck KGaA, 2.63%, 12/12/74(b)	3,859,313

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
650,000(a)	Merck KGaA, 3.38%, 12/12/74(b)	$813,080
1,400,000(a)	SAP SE, 1.13%, 2/20/23	1,732,088
2,389,000(a)	SAP SE, 1.75%, 2/22/27	2,987,326

		23,536,591

Ireland — 1.38%
2,250,000(a)	Baggot Securities Ltd., 10.24%, 12/29/49	2,845,137
3,500,000(a)	Bank of Ireland, 4.25%, 6/11/24(b)	4,184,364
1,100,000(a)	LCH Clearnet SA Via Freshwater Finance Plc, 6.58%, 5/29/49(b)	1,400,939

		8,430,440

Israel — 0.80%
$ 4,850,000	Israel Electric Corp. Ltd., 5.00%, 11/12/24(d)	4,886,375

Italy — 3.14%
1,200,000(a)	2i Rete Gas SpA, 1.13%, 1/2/20	1,449,450
1,500,000(a)	Assicurazioni Generali SpA, 7.75%, 12/12/42(b)	2,270,665
3,784,000(a)	Enel SpA, 5.00%, 1/15/75(b)	4,853,571
1,550,000(c)	Enel SpA, 6.63%, 9/15/76(b)	2,542,666
1,000,000	Enel SpA, 8.75%, 9/24/73(b)(d)	1,162,500
4,000,000(a)	Generali Finance BV, 4.60%, 11/30/49(b)	4,888,615
1,600,000(a)	Intesa Sanpaolo Vita SpA, 4.75%, 12/29/49(b)	1,955,446

		19,122,913

Netherlands — 0.91%
2,100,000(a)	Eneco Holding NV, 3.25%, 12/29/49(b)	2,538,570
2,450,000(a)	Shell International Finance BV, 1.63%, 1/20/27	3,000,327

		5,538,897

Spain — 1.14%
2,200,000(a)	Telefonica Europe BV, 4.20%, 12/29/49(b)	2,698,721
1,200,000(a)	Telefonica Europe BV, 5.00%, 3/31/20(b)	1,515,592
2,000,000(a)	Telefonica Europe BV, 5.88%, 3/31/24(b)	2,601,614
100,000(a)	Telefonica Europe BV, 6.50%, 9/29/49(b)	132,350

		6,948,277

Switzerland — 3.44%
2,690,000(a)	Credit Suisse AG, 5.75%, 9/18/25(b)	3,670,061
3,350,000(a)	Credit Suisse AG/London, 1.38%, 1/31/22	4,166,581
3,750,000	UBS AG, 4.75%, 5/22/23(b)	3,783,000
4,156,000(a)	UBS AG, 4.75%, 2/12/26(b)	5,387,547
3,950,000	UBS AG, 5.13%, 5/15/24	3,969,750

		20,976,939

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
United Kingdom — 5.18%
2,300,000(c)	AA Bond Co. Ltd., 3.78%, 7/31/19	$3,696,467
500,000(c)	AA Bond Co. Ltd., 4.25%, 7/31/20	819,942
1,500,000(c)	AA Bond Co. Ltd., 4.72%, 7/31/18	2,500,893
1,500,000(c)	AA Bond Co. Ltd., 6.27%, 7/31/25	2,847,658
900,000(c)	AA PIK Co. Ltd., 9.50% cash or 10.25% payment-in-kind interest, 11/7/19(e)	1,444,825
2,274,000(c)	HSBC Bank Plc, 4.75%, 9/29/20(b)	3,599,908
2,095,000(a)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	3,758,228
1,128,000(c)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	2,426,184
2,137,000(a)	Lloyds Bank Plc, 1.00%, 11/19/21	2,614,913
$ 1,610,000	Royal Bank of Scotland Plc (The), 4.88%, 3/16/15	1,621,996
1,800,000(a)	Sky Plc, 1.50%, 9/15/21	2,211,990
1,400,000(a)	Sky Plc, 1.88%, 11/24/23	1,742,842
1,805,000(a)	Sky Plc, 2.50%, 9/15/26	2,305,113

		31,590,959

United States — 11.74%
1,600,000(a)	Apple, Inc., 1.00%, 11/10/22	1,959,548
2,000,000(a)	Apple, Inc., 1.63%, 11/10/26	2,466,769
900,000	Becton Dickinson and Co., 3.73%, 12/15/24	926,617
400,000	Becton Dickinson and Co., 4.69%, 12/15/44	430,784
1,185,000	California Resources Corp., 5.00%, 1/15/20(d)	1,027,987
890,000	Cimarex Energy Co., 4.38%, 6/1/24	849,950
1,090,000	Continental Resources, Inc., 3.80%, 6/1/24	975,054
810,000	Continental Resources, Inc., 4.50%, 4/15/23	770,432
1,800,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.95%, 1/15/25	1,814,164
1,482,000	Forest Laboratories, Inc., 4.88%, 2/15/21(d)	1,589,029
1,012,000	Forest Laboratories, Inc., 5.00%, 12/15/21(d)	1,095,820
3,800,000	General Motors Co., 6.25%, 10/2/43	4,539,480
1,100,000	Gilead Sciences, Inc., 3.50%, 2/1/25	1,129,040
1,000,000	Gilead Sciences, Inc., 4.50%, 2/1/45	1,068,799
1,400,000(a)	Goldman Sachs Group, Inc. (The), 2.13%, 9/30/24	1,766,872
944,000	Kinder Morgan, Inc., 3.05%, 12/1/19	936,495
2,448,000	Kinder Morgan, Inc., 4.30%, 6/1/25	2,456,213
1,019,000	Kinder Morgan, Inc., 5.30%, 12/1/34	1,034,342
1,700,000	Kinder Morgan, Inc., 5.55%, 6/1/45	1,741,189
1,400,000	KLA-Tencor Corp., 4.13%, 11/1/21	1,434,065
4,200,000	KLA-Tencor Corp., 4.65%, 11/1/24	4,348,037
1,730,000	Marathon Petroleum Corp., 4.75%, 9/15/44	1,633,822
1,750,000	Martin Marietta Materials, Inc., 4.25%, 7/2/24	1,793,932
1,600,000	Medtronic, Inc., 3.15%, 3/15/22(d)	1,620,282
2,600,000	Medtronic, Inc., 3.50%, 3/15/25(d)	2,659,722
1,000,000	Medtronic, Inc., 4.38%, 3/15/35(d)	1,060,856
1,600,000	Medtronic, Inc., 4.63%, 3/15/45(d)	1,734,384
3,550,000(a)	Morgan Stanley, 1.88%, 3/30/23	4,442,952
800,000	Perrigo Finance Plc, 3.50%, 12/15/21	807,542

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 2,888,000	Perrigo Finance Plc, 3.90%, 12/15/24	$2,932,016
270,000	Perrigo Finance Plc, 4.90%, 12/15/44	286,807
1,500,000(a)	Priceline Group, Inc. (The), 2.38%, 9/23/24	1,919,447
1,747,000	Seagate HDD Cayman, 4.75%, 1/1/25(d)	1,800,173
1,610,000(a)	Thermo Fisher Scientific, Inc., 2.00%, 4/15/25	2,012,754
1,610,000	Tyson Foods, Inc., 5.15%, 8/15/44	1,808,310
1,410,000(a)	Walgreens Boots Alliance, Inc., 2.13%, 11/20/26	1,739,172
2,099,000	Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	2,140,770
1,400,000	Walgreens Boots Alliance, Inc., 4.50%, 11/18/34	1,457,961
2,283,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	2,407,129
325,000	Weatherford International Ltd., 6.50%, 8/1/36	294,038
2,886,000	Weatherford International Ltd., 6.75%, 9/15/40	2,642,199

		71,554,954

Total Corporate Bonds		234,697,862

(Cost $237,897,280)

Foreign Government Bonds — 16.27%
Bulgaria — 0.88%
4,450,000(a)	Bulgaria Government International Bond, 2.95%, 9/3/24	5,398,198

Croatia (Hrvatska) — 0.39%
1,900,000(a)	Croatia Government International Bond, 3.88%, 5/30/22	2,356,255

Cyprus — 1.68%
8,700,000(a)	Cyprus Government International Bond, 4.63%, 2/3/20(d)	10,263,128

Germany — 1.09%
4,268,527(a)	Bundesrepublik Deutschland, 2.50%, 8/15/46	6,626,984

Hungary — 2.37%
5,666,000(a)	Hungary Government International Bond, 5.75%, 6/11/18	7,784,530
4,731,000(a)	Hungary Government International Bond, 6.00%, 1/11/19	6,642,297

		14,426,827

Iceland — 2.13%
3,333,000(a)	Iceland Government International Bond, 2.50%, 7/15/20	4,060,355
7,342,000	Iceland Government International Bond, 5.88%, 5/11/22	8,228,290
650,000	Iceland Government International Bond, 5.88%, 5/11/22(d)	724,247

		13,012,892

Latvia — 1.23%
2,692,000(a)	Republic of Latvia, 2.63%, 1/21/21	3,530,291
2,950,000(a)	Republic of Latvia, 2.88%, 4/30/24	3,947,819

		7,478,110

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
New Zealand — 0.69%
5,350,000(f)	New Zealand Government Bond, 2.50%, 9/20/35	$4,241,078

Norway — 0.60%
24,047,000(f)	Norway Government Bond, 3.00%, 3/14/24	3,633,486

Portugal — 0.94%
3,050,000(a)	Portugal Obrigacoes do Tesouro OT, 3.88%, 2/15/30(d)	3,864,843
1,350,000(a)	Portugal Obrigacoes do Tesouro OT, 4.75%, 6/14/19(d)	1,865,474

		5,730,317

Romania — 1.20%
4,801,000(a)	Romanian Government International Bond, 4.63%, 9/18/20	6,699,145
446,000(a)	Romanian Government International Bond, 4.88%, 11/7/19	624,046

		7,323,191

Slovak Republic — 0.68%
2,800,000(a)	Slovakia Government Bond, 3.63%, 1/16/29	4,163,170

Spain — 2.39%
3,848,000(a)	Autonomous Community of Catalonia, 4.95%, 2/11/20	5,155,881
1,103,000(a)	Comunidad Autonoma de Aragon, 8.25%, 1/17/27	2,113,561
1,000,000(a)	Comunidad Autonoma de Murcia, 4.70%, 3/30/20	1,355,259
2,500,000(a)	Comunidad Autonoma de Murcia, 4.73%, 11/5/18	3,323,865
1,300,000(a)	Junta Comunidades de Castilla-La Mancha, 4.88%, 3/18/20	1,744,534
589,000(a)	Spain Government Bond, 4.00%, 10/31/64	864,196

		14,557,296

Total Foreign Government Bonds		99,210,932

(Cost $100,764,827)

Shares
Investment Company — 42.33%
258,086,744	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	258,086,744

Total Investment Company		258,086,744

(Cost $258,086,744)

Total Investments		$591,995,538
(Cost $596,748,851)(g) — 97.10%

Other assets in excess of liabilities — 2.90%		17,705,156

NET ASSETS — 100.00%		$609,700,694

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2014 (Unaudited)

(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2014.
(c)	Principal amount denoted in British Pounds.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(g)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	14,300,000	SEK	132,296,593	Citibank, N.A.	1/9/15	$334,171
SEK	132,858,154	EUR	14,300,000	Citibank, N.A.	1/9/15	(262,134)
USD	8,862,753	EUR	7,100,000	Citibank, N.A.	1/9/15	270,533
USD	8,874,295	EUR	7,150,000	Citibank, N.A.	1/9/15	221,567
USD	14,893,293	GBP	9,500,000	Citibank, N.A.	1/9/15	87,631
USD	74,063	SEK	561,561	Citibank, N.A.	1/9/15	2,025
USD	61,613	EUR	50,000	Citibank, N.A.	1/9/15	1,104
NOK	16,500,000	USD	2,237,726	Citibank, N.A.	1/15/15	(24,860)
USD	205,070,588	EUR	165,000,000	Citibank, N.A.	1/15/15	5,379,202
USD	7,539,652	NOK	52,890,000	Citibank, N.A.	1/15/15	446,411
USD	27,602,817	GBP	17,620,000	Citibank, N.A.	1/15/15	143,543
USD	4,906,328	EUR	4,000,000	Citibank, N.A.	1/15/15	65,325
USD	6,320,698	EUR	5,200,000	Citibank, N.A.	1/15/15	27,394
USD	4,036,593	NZD	5,178,000	Citibank, N.A.	1/15/15	4,208
USD	23,450,000	CAD	27,357,286	Citibank, N.A.	1/30/15	(81,732)
USD	8,900,000	CNY	55,344,205	Citibank, N.A.	2/6/15	(81,064)

Total						$6,533,324

Financial futures contracts as of December 31, 2014:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Clearinghouse
Five Year Euro-Bobl	99	March, 2015	$(96,624)	EUR	12,817,869	Goldman Sachs
Five Year U.S. Treasury Bonds	54	March, 2015	(6,320)	USD	6,415,883	Citigroup Global Markets, Inc.
90-Day Euro Dollar	1,662	December, 2015	382,208	USD	412,080,384	Citigroup Global Markets, Inc.
90-Day Euro Dollar	627	June, 2016	112,680	USD	154,621,155	Citigroup Global Markets, Inc.
Ten Year British Bond	58	March, 2015	(294,825)	GBP	6,743,660	Goldman Sachs

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2014 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
Ten Year Euro-Bond	13	March, 2015	(8,180)	EUR	2,019,550	Goldman Sachs
Ten Year Euro-BTP	96	March, 2015	(169,516)	EUR	12,877,510	Goldman Sachs
Ten Year U.S. Treasury Bonds	266	March, 2015	(149,279)	USD	33,578,690	Citigroup Global Markets, Inc.
Thirty Year Euro-Bond	11	March, 2015	(84,922)	EUR	1,634,600	Goldman Sachs
Thirty Year U.S. Treasury Bonds	103	March, 2015	(770,929)	USD	16,243,383	Citigroup Global Markets, Inc.
Twenty Year U.S. Treasury Bonds	29	March, 2015	(109,241)	USD	4,083,071	Citigroup Global Markets, Inc.
Two Year U.S. Treasury Bonds	11	March, 2015	2,750	USD	2,407,281	Citigroup Global Markets, Inc.

Total			$(1,192,198)

Interest rate swaps as of December 31, 2014:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.93%	EUR-EURIBOR Reuters	Barclays Bank, Plc	2/15/24	EUR	68,430(a)	$(1,459,088)
1.10%	EUR-EURIBOR Reuters	Citibank, N.A.	2/18/25	EUR	14,575(b)	198,313
0.69%	JPY-LIBOR-BBA	Citibank, N.A.	2/18/25	JPY	3,458,400(a)	(459,967)

Total						$(1,720,742)

(a)	The Fund pays the fixed rate on these swaps.
(b)	The Counterparty pays the fixed rate on this swap.

Credit default swaps as of December 31, 2014:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Anglo American Capital Plc	BNP Paribas SA	3/20/20	Buy	EUR	1,344	$40,030
1.00%	Baker Hughes, Inc.	Deutsche Bank AG	9/20/19	Buy	USD	3,227	(103,278)
1.00%	Barclays Bank Plc	JPMorgan Chase Bank, N.A.	3/20/20	Sell	EUR	676(a)	(14,461)
5.00%	Best Buy Co., Inc.	Morgan Stanley & Co.	6/20/19	Sell	USD	2,300(a)	275,809
5.00%	Best Buy Co., Inc.	Barclays Bank Plc	6/20/19	Sell	USD	477(a)	57,200
5.00%	Best Buy Co., Inc.	BNP Paribas SA	6/20/19	Sell	USD	64(a)	7,675
5.00%	Best Buy Co., Inc.	Citibank, N.A.	9/20/19	Sell	USD	383(a)	45,215
1.00%	BorgWarner, Inc.	Morgan Stanley & Co.	3/20/20	Buy	USD	4,766	(120,745)
1.00%	Boston Scientific Corp.	JPMorgan Chase Bank, N.A.	12/20/19	Buy	USD	4,500	(87,613)
1.00%	BP Plc	Morgan Stanley & Co.	3/20/20	Buy	EUR	1,541	(23,709)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2014 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	BP Plc	BNP Paribas SA	3/20/20	Buy	EUR	220	$(3,385)
1.00%	Cardinal Health, Inc.	JPMorgan Chase Bank, N.A.	12/20/19	Buy	USD	3,720	(141,111)
5.00%	CDX.NA.HY, Series 23	Barclays Bank Plc	12/20/19	Sell	USD	4,000(a)	253,184
5.00%	CDX.NA.HY, Series 23	Merrill Lynch & Co. Inc.	12/20/19	Sell	USD	3,775(a)	238,942
1.00%	CDX.NA.IG, Series 23	JPMorgan Chase Bank, N.A.	12/20/19	Sell	USD	580(a)	9,457
5.00%	Chesapeake Energy Corp.	Barclays Bank Plc	6/20/18	Sell	USD	750(a)	72,039
5.00%	Chesapeake Energy Corp.	Morgan Stanley & Co.	3/20/19	Sell	USD	4,775(a)	439,603
5.00%	Chesapeake Energy Corp.	Morgan Stanley & Co.	3/20/19	Sell	USD	1,741(a)	160,282
5.00%	Chesapeake Energy Corp.	Morgan Stanley & Co.	12/20/19	Sell	USD	702(a)	61,653
5.00%	Chesapeake Energy Corp.	Morgan Stanley & Co.	12/20/19	Sell	USD	354(a)	31,090
1.00%	Cytec Industries, Inc.	Morgan Stanley & Co.	3/20/20	Buy	USD	2,360	(28,176)
1.00%	Diamond Offshore Drilling, Inc.	JPMorgan Chase Bank, N.A.	12/20/19	Sell	USD	605(a)	(61,957)
1.00%	Diamond Offshore Drilling, Inc.	JPMorgan Chase Bank, N.A.	12/20/19	Sell	USD	297(a)	(30,415)
1.00%	Diamond Offshore Drilling, Inc.	JPMorgan Chase Bank, N.A.	12/20/19	Sell	USD	178(a)	(18,229)
1.00%	Dover Corp.	JPMorgan Chase Bank, N.A.	12/20/19	Buy	USD	1,200	(33,011)
5.00%	Fiat Finance North America, Inc.	BNP Paribas SA	3/20/20	Buy	EUR	1,700	(288,475)
1.00%	Glencore Finance Europe SA	BNP Paribas SA	3/20/20	Buy	EUR	7,100	190,865
1.00%	HJ Heinz Co.	JPMorgan Chase Bank, N.A.	12/20/19	Buy	USD	5,832	165,746
1.00%	HJ Heinz Co.	JPMorgan Chase Bank, N.A.	12/20/19	Buy	USD	93	2,643
1.00%	Ingersoll-Rand Co.	Barclays Bank Plc	9/20/19	Buy	USD	1,717	(54,872)
1.00%	Ingersoll-Rand Co.	JPMorgan Chase Bank, N.A.	12/20/19	Buy	USD	2,096	(67,802)
5.00%	International Lease Finance Corp.	JPMorgan Chase Bank, N.A.	6/20/19	Sell	USD	1,793(a)	222,485
5.00%	International Lease Finance Corp.	Deutsche Bank AG	6/20/19	Sell	USD	504(a)	62,416
5.00%	iTraxx Europe Cross-over Series 22	Deutsche Bank AG	12/20/19	Sell	EUR	5,000(a)	409,447
1.00%	iTraxx Europe Main, Series 22	Morgan Stanley & Co.	12/20/19	Sell	EUR	1,715(a)	37,665
1.00%	iTraxx Europe Main, Series 22	Goldman Sachs & Co.	12/20/19	Sell	EUR	1,554(a)	34,235
1.00%	iTraxx Europe Main, Series 22	Merrill Lynch & Co. Inc.	12/20/19	Sell	EUR	1,346(a)	29,653

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2014 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	iTraxx Europe Main, Series 22	Citibank, N.A.	12/20/19	Sell	EUR	250(a)	$5,507
1.00%	iTraxx Europe Sub Financials, Series 22	Citibank, N.A.	12/20/19	Buy	EUR	1,691	43,526
1.00%	iTraxx Europe Sub Financials, Series 22	Citibank, N.A.	12/20/19	Buy	EUR	1,657	42,651
1.00%	iTraxx Europe Sub Financials, Series 22	JPMorgan Chase Bank, N.A.	12/20/19	Buy	EUR	676	17,400
1.00%	iTraxx Europe Sub Financials, Series 22	BNP Paribas SA	12/20/19	Buy	EUR	676	17,400
1.00%	iTraxx Europe Sub Financials, Series 22	Citibank, N.A.	12/20/19	Buy	EUR	676	17,400
1.00%	Lafarge SA	BNP Paribas SA	3/20/20	Buy	EUR	3,570	(77,503)
1.00%	Mattel, Inc.	Citibank, N.A.	12/20/19	Buy	USD	4,730	(38,692)
1.00%	Mexico Government International Bond	BNP Paribas SA	3/20/20	Buy	USD	9,837	540
1.00%	Newell Rubbermaid, Inc.	BNP Paribas SA	9/20/19	Buy	USD	493	(12,902)
1.00%	Newell Rubbermaid, Inc.	Citibank, N.A.	12/20/19	Buy	USD	3,252	(84,515)
5.00%	Nokia OYJ	Barclays Bank Plc	3/20/20	Sell	EUR	650(a)	143,205
1.00%	Nordstrom, Inc.	BNP Paribas SA	9/20/19	Buy	USD	3,776	(114,621)
1.00%	Nordstrom, Inc.	JPMorgan Chase Bank, N.A.	9/20/19	Buy	USD	990	(30,052)
1.00%	Packaging Corp. of America	BNP Paribas SA	12/20/19	Buy	USD	3,437	(57,056)
1.00%	Petrobras International Finance Co. SA	BNP Paribas SA	3/20/20	Buy	USD	4,608	653,316
1.00%	Quest Diagnostics, Inc.	Deutsche Bank AG	9/20/19	Buy	USD	4,035	(42,316)
1.00%	Quest Diagnostics, Inc.	JPMorgan Chase Bank, N.A.	12/20/19	Buy	USD	940	(7,637)
1.00%	Rio Tinto Finance USA Ltd.	Deutsche Bank AG	12/20/19	Buy	USD	549	(679)
1.00%	Rio Tinto Finance USA Ltd.	Citibank, N.A.	12/20/19	Buy	USD	233	(288)
1.00%	Rio Tinto Finance USA Ltd.	Barclays Bank Plc	12/20/19	Buy	USD	223	(276)
1.00%	Rio Tinto Finance USA Ltd.	Deutsche Bank AG	12/20/19	Buy	USD	220	(272)
1.00%	Royal Bank of Scotland Plc (The)	Citibank, N.A.	3/20/20	Sell	EUR	4,700(a)	(109,954)
1.00%	Stanley Black & Decker, Inc.	Morgan Stanley & Co.	9/20/19	Buy	USD	4,500	(98,488)
1.00%	Stanley Black & Decker, Inc.	BNP Paribas SA	9/20/19	Buy	USD	230	(5,034)
1.00%	Stanley Black & Decker, Inc.	Morgan Stanley & Co.	3/20/20	Buy	USD	9,070	(56,089)
1.00%	Tyco International Finance SA	JPMorgan Chase Bank, N.A.	9/20/19	Buy	USD	1,700	(47,637)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2014 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Vale Overseas Ltd.	BNP Paribas SA	3/20/20	Buy	USD	1,000	$71,018
1.00%	Waste Management, Inc.	JPMorgan Chase Bank, N.A.	9/20/19	Buy	USD	2,357	(60,531)
1.00%	Weatherford International Ltd.	Barclays Bank Plc	6/20/18	Sell	USD	2,300(a)	(98,791)
1.00%	Weatherford International Ltd.	Barclays Bank Plc	6/20/18	Sell	USD	2,200(a)	(94,496)
1.00%	Weatherford International Ltd.	Deutsche Bank AG	6/20/18	Sell	USD	1,770(a)	(76,026)
1.00%	Weatherford International Ltd.	Morgan Stanley & Co.	6/20/18	Sell	USD	600(a)	(25,772)
1.00%	Weatherford International Ltd.	Morgan Stanley & Co.	6/20/19	Sell	USD	2,267(a)	(216,318)
1.00%	Xerox Corp.	Morgan Stanley & Co.	3/20/20	Buy	USD	1,028	(17,592)

Total (Premiums received $2,948,770)							$1,408,521

(a) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

Bobl - German Bundesobligationen

BTP - Italian Buoni del Tesoro Poliannuali

CAD - Canadian Dollar

CNY - Chinese Yuan

EUR - Euro

EURIBOR-Reuters - Euro Interbank Offered Rate

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Kroner

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2014 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	16.27%
Financials	11.08%
Consumer Staples	6.86%
Telecom Services	4.94%
Energy	4.72%
Utilities	3.80%
Consumer Discretionary	2.77%
Information Technology	2.74%
Industrials	0.85%
Materials	0.74%
Other*	45.23%

100.00%

*	Includes cash, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund

December 31, 2014 (Unaudited)

Principal Amount		Value
Corporate Bonds — 28.80%
Brazil — 9.63%
$ 760,000	OI SA, 5.75%, 2/10/22	$706,800
330,000	Petrobras International Finance Co. SA, 6.75%, 1/27/41	304,359
450,000	Vale SA, 5.63%, 9/11/42	419,665

		1,430,824

China — 7.76%
625,000	Bank of China Ltd., 5.00%, 11/13/24	642,085
500,000	Industrial & Commercial Bank of China Ltd., 6.00%, 12/29/49(a)	511,250

		1,153,335

Ecuador — 3.09%
530,000	EP PetroEcuador via Noble Sovereign Funding I Ltd., 5.87%, 9/24/19(a)	458,450
South Africa — 3.38%
500,000	Eskom Holdings SOC Ltd., 5.75%, 1/26/21	502,500

United States — 4.94%
8,800,000,000(b)	JPMorgan Chase Bank, N.A., 8.38%, 3/19/24	734,482

Total Corporate Bonds		4,279,591

(Cost $4,317,708)
Foreign Government Bonds — 26.10%
Colombia — 5.14%
750,000	Colombia Government International Bond, 4.00%, 2/26/24	763,125
Croatia (Hrvatska) — 4.15%
570,000	Croatia Government International Bond, 6.00%, 1/26/24	616,094

Honduras — 3.74%
500,000	Republic of Honduras, 8.75%, 12/16/20	555,000

Indonesia — 7.82%
400,000	Indonesia Government International Bond, 5.88%, 1/15/24	452,840
575,000	Indonesia Government International Bond, 6.75%, 1/15/44	709,916

		1,162,756

Sri Lanka — 2.31%
100,000	Sri Lanka Government International Bond, 6.25%, 10/4/20	104,261
230,000	Sri Lanka Government International Bond, 6.25%, 7/27/21	238,999

		343,260

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
Ukraine — 2.94%
$700,000	Ukraine Government International Bond, 6.58%, 11/21/16	$437,500

Total Foreign Government Bonds		3,877,735

(Cost $3,954,728)

Shares
Investment Company — 40.91%
6,079,988	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	6,079,988

Total Investment Company		6,079,988

(Cost $6,079,988)

Total Investments		$14,237,314
(Cost $14,352,424)(c) — 95.81%

Other assets in excess of liabilities — 4.19%		623,072

NET ASSETS — 100.00%		$14,860,386

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2014.
(b)	Principal amount denoted in Indonesian Rupiah.
(c)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	1,433,850	USD	522,083	Citibank, N.A.	1/5/15	$16,829
USD	550,000	BRL	1,433,850	Citibank, N.A.	1/5/15	11,087
CLP	326,480,000	USD	530,000	Citibank, N.A.	1/14/15	7,038
EUR	450,000	USD	560,538	Citibank, N.A.	1/14/15	(15,931)
INR	34,848,800	USD	560,000	Citibank, N.A.	1/14/15	(9,988)
MXN	8,292,376	USD	563,750	Citibank, N.A.	1/14/15	(2,190)
PLN	1,273,950	USD	380,000	Citibank, N.A.	1/14/15	(20,423)
USD	380,000	HUF	93,689,000	Citibank, N.A.	1/14/15	22,009
USD	230,000	HUF	57,489,949	Citibank, N.A.	1/14/15	10,327
USD	743,451	IDR	9,244,813,600	Citibank, N.A.	1/14/15	240
USD	560,000	MXN	8,292,376	Citibank, N.A.	1/14/15	(1,559)
USD	1,350,000	PEN	4,027,320	Citibank, N.A.	1/14/15	2,492
USD	378,809	PLN	1,273,950	Citibank, N.A.	1/14/15	19,233
USD	1,100,000	SGD	1,447,490	Citibank, N.A.	1/14/15	7,689

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

December 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	570,000	THB	18,847,050	Citibank, N.A.	1/14/15	$(2,422)

Total						$44,431

Financial futures contracts as of December 31, 2014:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Clearinghouse
Ten Year U.S. Treasury Bonds	15	March, 2015	2,672	USD	1,904,625	Citigroup Global Markets, Inc.
Thirty Year U.S. Treasury Bonds	6	March, 2015	(3,188)	USD	987,938	Citigroup Global Markets, Inc.

Total			$(516)

Interest rate swaps as of December 31, 2014:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
7.18%	INR-MIBOR-OIS-COMPOUND	Barclays Bank Plc	10/17/16	INR	130,000(a)	$(6,810)
7.26%	INR-MIBOR-OIS-COMPOUND	Citibank, N.A.	11/17/16	INR	130,000(a)	(4,106)
6.94%	INR-MIBOR-OIS-COMPOUND	Barclays Bank Plc	10/17/19	INR	55,000(b)	9,194
1.95%	PLN-WIBOR-WIBO	Barclays Bank Plc	11/14/19	PLN	2,400(b)	(5,733)

Total						$(7,455)

(a)	The Counterparty pays the fixed rate on these swaps.
(b)	The Fund pays the fixed rate on these swaps.

Credit default swaps as of December 31, 2014:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	China Government International Bond	Citibank, N.A.	12/20/19	Buy	USD	750	$(7,417)
1.00%	Colombia Government International Bond	BNP Paribas SA	12/20/19	Buy	USD	2,300	32,804
1.00%	Mexico Government International Bond	Citibank, N.A.	12/20/19	Buy	USD	750	(1,435)
1.00%	South Africa Government International Bond	Citibank, N.A.	12/20/19	Buy	USD	2,400	87,863

Total (Premiums received $131,718)							$111,815

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

December 31, 2014 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

CLP - Chilean Peso

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

MXN - Mexican Peso

PEN - Peruvian Neuevo Sol

PLN - Polish Zloty

PLN-WIBOR-WIBO - Warsaw Interbank Offered Rate for Polish Zloty

SGD - Singapore Dollar

THB - Thai Baht

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	26.10%
Financials	12.70%
Energy	5.13%
Telecom Services	4.76%
Utilities	3.38%
Materials	2.83%
Other*	45.10%

100.00%

*	Includes cash, Investment Company, credit default swaps, interest rate swaps, futures, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund

December 31, 2014 (Unaudited)

Principal Amount		Value
Convertible Bonds — 11.03%
Australia — 0.17%
100,000(a)	Novion Property Group, 5.75%, 7/4/16	$84,701

Austria — 0.25%
100,000(b)	IMMOFINANZ AG, 1.50%, 9/11/19	123,583

China — 0.63%
$ 100,000	Billion Express Investments Ltd., 0.75%, 10/18/15	99,750
50,000	Ctrip.com International Ltd., 1.25%, 10/15/18	48,563
200,000	Qihoo 360 Technology Co. Ltd., 1.75%, 8/15/21(c)	165,500

		313,813

France — 0.30%
2,650(b)	Air France-KLM, 2.03%, 2/15/23	36,620
5,100(b)	Etablissements Maurel et Prom, 7.13%, 7/31/15	81,152
800(b)	Faurecia, 3.25%, 1/1/18	31,723

		149,495

Germany — 0.95%
100,000(b)	Air Berlin Finance BV, 6.00%, 3/6/19	110,478
100,000(b)	Deutsche Wohnen AG, 0.88%, 9/8/21	139,005
100,000(b)	Grand City Properties SA, 1.50%, 2/24/19	161,300
70,000(b)	TUI AG, 2.75%, 3/24/16	62,575

		473,358

Hong Kong — 0.70%
1,000,000(d)	China Daye Non-Ferrous Metals Mining Ltd., 0.50%, 5/30/18	151,515
200,000	PB Issuer No. 3 Ltd., 1.88%, 10/22/18	196,500

		348,015

Hungary — 0.24%
100,000(b)	Magyar Nemzeti Vagyonkezelo Zrt, 3.38%, 4/2/19	122,367

Japan — 1.11%
100,000	Gunma Bank Ltd. (The), 1.15%, 10/11/19(e)	108,300
10,000,000(f)	Kawasaki Kisen Kaisha Ltd., 3.12%, 9/26/18(e)	98,096
10,000,000(f)	SBI Holdings, Inc., 3.05%, 11/2/17(e)	89,431
10,000,000(f)	Takashimaya Co. Ltd., 0.97%, 12/11/20(e)	88,078
10,000,000	Terumo Corp., 0.63%, 12/6/21(e)	87,869
10,000,000(f)	Toppan Printing Co. Ltd., 0.49%, 12/19/16(e)	84,217

		555,991

Malaysia — 0.39%
250,000(g)	Indah Capital Ltd., 1.57%, 10/24/18(e)	197,222

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
Norway — 0.43%
100,000(b)	Marine Harvest ASA, 0.88%, 5/6/19	$145,388
$ 70,000	Ship Finance International Ltd., 3.25%, 2/1/18	67,200

		212,588

Singapore — 0.21%
100,000	Olam International Ltd., 6.00%, 10/15/16	105,750

Switzerland — 0.16%
25,000(f)	BKW AG, 0.13%, 9/30/20	24,648
55,000(f)	Schindler Holding AG, 0.38%, 6/5/17	56,773

		81,421

United Arab Emirates — 0.29%
100,000(b)	Aabar Investments PJSC, 4.00%, 5/27/16	143,996

United Kingdom — 0.37%
100,000(b)	International Consolidated Airlines Group SA, 1.75%, 5/31/18	183,323

United States — 4.83%
50,000	Akamai Technologies, Inc., 0.64%, 2/15/19(c)(e)	51,833
50,000	Anacor Pharmaceuticals, Inc., 2.00%, 10/15/21(c)	61,063
50,000	Ares Capital Corp., 4.38%, 1/15/19	50,125
55,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	67,409
100,000	Cardtronics, Inc., 1.00%, 12/1/20	98,937
50,000	Cepheid, Inc., 1.25%, 2/1/21(c)	54,969
100,000	Cubist Pharmaceuticals, Inc., 1.88%, 9/1/20	136,000
50,000	Euronet Worldwide, Inc., 1.50%, 10/1/44(c)	50,844
50,000	Huron Consulting Group, Inc., 1.25%, 10/1/19(c)	52,031
40,000	Illumina, Inc., 0.25%, 3/15/16	88,375
50,000	Intel Corp., 3.25%, 8/1/39	86,937
50,000	Jarden Corp., 1.13%, 3/15/34(c)	56,031
50,000	JDS Uniphase Corp., 0.63%, 8/15/33	52,813
55,000	Liberty Interactive LLC, 0.75%, 3/30/43	78,169
60,000	Liberty Interactive LLC, 3.50%, 1/15/31	32,025
60,000	Liberty Media Corp., 1.38%, 10/15/23	59,175
90,000	LinkedIn Corp., 0.50%, 11/1/19(c)	94,950
60,000	Medidata Solutions, Inc., 1.00%, 8/1/18	65,775
40,000	Medivation, Inc., 2.63%, 4/1/17	77,575
50,000	Molina Healthcare, Inc., 1.13%, 1/15/20	69,500
80,000	NVIDIA Corp., 1.00%, 12/1/18	91,950
50,000	Palo Alto Networks, Inc., 4.55%, 7/1/19(c)(e)	63,156
90,000	Priceline Group, Inc. (The), 1.00%, 3/15/18	119,587
40,000	Prospect Capital Corp., 4.75%, 4/15/20(c)	37,450
150,000	SanDisk Corp., 0.50%, 10/15/20	180,188
50,000	ServiceNow, Inc., 2.08%, 11/1/18(e)	56,875
40,000	SolarCity Corp., 1.63%, 11/1/19(c)	36,150

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 40,000	Starwood Property Trust, Inc., 4.55%, 3/1/18	$42,500
130,000	SunEdison, Inc., 0.25%, 1/15/20(c)	125,937
20,000	TESARO, Inc., 3.00%, 10/1/21	24,925
150,000	Tesla Motors, Inc., 1.25%, 3/1/21	135,281
100,000	Yahoo!, Inc., 2.71%, 12/1/18(e)	113,125

		2,411,660

Total Convertible Bonds		5,507,283

(Cost $5,561,982)

Corporate Bonds — 40.20%
Canada — 1.63%
250,000	Mood Media Corp., 9.25%, 10/15/20(c)	202,500
600,000	Videotron Ltd., 5.38%, 6/15/24(c)	612,000

		814,500

France — 2.24%
400,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(c)	420,000
400,000	Numericable-SFR, 6.25%, 5/15/24(c)	404,000
250,000(b)	SGD Group SAS, 5.63%, 5/15/19	292,682

		1,116,682

Germany — 1.73%
700,000(b)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	861,860

Indonesia — 1.03%
495,000	Pertamina Persero PT, 6.45%, 5/30/44	516,038

Italy — 0.83%
350,000(b)	Wind Acquisition Finance SA, 4.00%, 7/15/20	413,989

Jamaica — 0.99%
530,000	Digicel Ltd., 6.00%, 4/15/21(c)	495,550

Luxembourg — 2.65%
400,000(b)	Altice Financing SA, 6.50%, 1/15/22	496,113
400,000	Intelsat Jackson Holdings SA, 6.63%, 12/15/22	411,000
400,000	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	417,000

		1,324,113

Mexico — 0.72%
150,000	Petroleos Mexicanos, 4.88%, 1/18/24	156,150
200,000	Petroleos Mexicanos, 5.50%, 6/27/44	204,000

		360,150

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
Switzerland — 1.19%
$ 620,000	Credit Suisse Group AG, 6.25%, 12/29/49(c)(h)	$595,200

United Kingdom — 3.81%
190,000(i)	Brakes Capital, 7.13%, 12/15/18	293,558
400,000	Lloyds Banking Group Plc, 7.50%, 4/30/49(h)	405,000
400,000(i)	Matalan Finance Plc, 6.88%, 6/1/19	598,528
374,056(i)	Priory Group No. 3 Plc, 7.00%, 2/15/18	603,410

		1,900,496

United States — 23.38%
680,000	ADT Corp. (The), 4.13%, 6/15/23	615,400
600,000	AMC Entertainment, Inc., 5.88%, 2/15/22	609,000
600,000	Berry Plastics Corp., 5.50%, 5/15/22	609,000
760,000	Biomet, Inc., 6.50%, 8/1/20	813,200
300,000	Blackboard, Inc., 7.75%, 11/15/19(c)	300,750
360,000	California Resources Corp., 6.00%, 11/15/24(c)	304,200
300,000	CBRE Services, Inc., 5.00%, 3/15/23	306,570
620,000	CCOH Safari LLC, 5.75%, 12/1/24	626,975
600,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(c)	621,000
400,000	DISH DBS Corp., 5.88%, 11/15/24(c)	402,000
500,000	Envision Healthcare Corp., 5.13%, 7/1/22(c)	496,250
400,000	Epicor Software Corp., 8.63%, 5/1/19	420,000
520,000	Equinix, Inc., 5.75%, 1/1/25	524,550
530,000	Geo Group, Inc. (The), 5.13%, 4/1/23	520,725
630,000	HCA, Inc., 3.75%, 3/15/19	630,788
400,000	Level 3 Escrow II, Inc., 5.38%, 8/15/22(c)	402,000
500,000	Live Nation Entertainment, Inc., 5.38%, 6/15/22(c)	500,000
400,000	MGM Resorts International, 6.00%, 3/15/23	402,000
250,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	211,875
250,000	Momentive Performance Materials, Inc., 8.88%, 10/15/20	0
500,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(c)	502,500
200,000	Overseas Shipholding Group, Inc., Series N-II, 7.50%, 2/15/21	186,000
600,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	624,000
420,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24(c)	405,300
320,000	Tenet Healthcare Corp., 5.00%, 3/1/19(c)	320,400
300,000	Tenet Healthcare Corp., 8.00%, 8/1/20	316,500

		11,670,983

Total Corporate Bonds		20,069,561

(Cost $20,074,401)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
Foreign Government Bonds — 35.55%
Brazil — 2.80%
$ 650,000	Brazilian Government International Bond, 2.63%, 1/5/23	$593,125
800,000	Brazilian Government International Bond, 4.25%, 1/7/25	805,200

		1,398,325

Bulgaria — 1.58%
650,000(b)	Bulgaria Government International Bond, 2.95%, 9/3/24	788,501

Chile — 0.40%
200,000	Chile Government International Bond, 3.13%, 3/27/25	200,174

Costa Rica — 0.59%
330,000	Costa Rica Government International Bond, 4.38%, 4/30/25	292,875

Hungary — 3.13%
430,000	Hungary Government International Bond, 4.00%, 3/25/19	441,825
342,000	Hungary Government International Bond, 5.75%, 11/22/23	379,620
650,000	Hungary Government International Bond, 6.38%, 3/29/21	742,625

		1,564,070

Indonesia — 5.15%
800,000	Indonesia Government International Bond, 3.38%, 4/15/23	760,130
475,000	Indonesia Government International Bond, 5.88%, 1/15/24	537,747
600,000	Indonesia Government International Bond, 6.75%, 1/15/44	740,782
400,000	Indonesia Government International Bond, 11.63%, 3/4/19	530,330

		2,568,989

Kenya — 1.79%
200,000	Kenya Government International Bond, 5.88%, 6/24/19	204,000
650,000	Kenya Government International Bond, 6.88%, 6/24/24	689,000

		893,000

Mexico — 2.95%
550,000	Mexico Government International Bond, 3.60%, 1/30/25	549,175
600,000	Mexico Government International Bond, 3.63%, 3/15/22	611,100
300,000	Mexico Government International Bond, 4.75%, 3/8/44	312,300

		1,472,575

Paraguay — 1.01%
280,000	Republic of Paraguay, 4.63%, 1/25/23	288,820
200,000	Republic of Paraguay, 6.10%, 8/11/44	213,000

		501,820

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
Philippines — 1.27%
$ 485,000	Philippine Government International Bond, 6.38%, 1/15/32	$634,138

Poland — 2.18%
1,025,000	Poland Government International Bond, 4.00%, 1/22/24	1,089,165

Portugal — 0.26%
100,000(b)	Parpublica - Participacoes Publicas SGPS SA, 5.25%, 9/28/17	130,528

Romania — 4.62%
160,000(b)	Romanian Government International Bond, 2.88%, 10/28/24	199,702
1,200,000	Romanian Government International Bond, 4.38%, 8/22/23	1,264,500
770,000	Romanian Government International Bond, 4.88%, 1/22/24	840,263

		2,304,465

Serbia — 1.00%
480,000	Republic of Serbia, 5.88%, 12/3/18	500,400

South Africa — 1.21%
430,000	South Africa Government International Bond, 5.88%, 9/16/25	483,186
100,000	South Africa Government International Bond, 6.25%, 3/8/41	118,125

		601,311

Sri Lanka — 0.82%
200,000	Sri Lanka Government International Bond, 5.88%, 7/25/22	203,020
200,000	Sri Lanka Government International Bond, 6.00%, 1/14/19	207,952

		410,972

Turkey — 2.01%
600,000	Turkey Government International Bond, 5.75%, 3/22/24	670,291
285,000	Turkey Government International Bond, 7.50%, 11/7/19	335,127

		1,005,418

Ukraine — 1.18%
950,000	Ukraine Government International Bond, 9.25%, 7/24/17	589,000

Uruguay — 0.41%
230,000	Uruguay Government International Bond, 4.13%, 11/20/45	205,275

Vietnam — 1.19%
575,000	Vietnam Government International Bond, 4.80%, 11/19/24	593,400

Total Foreign Government Bonds		17,744,401

(Cost $18,013,308)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
Common Stocks — 0.42%
France — 0.16%
100	Eurazeo SA	$7,044
140	Kering	27,020
200	Technip SA	11,959
140	Unibail-Rodamco SE	36,058

		82,081

Germany — 0.12%
1,800	Deutsche Post AG	58,907

United States — 0.14%
1,150	Salesforce.com, Inc.*	68,207

Total Common Stocks		209,195

(Cost $206,771)

Investment Company — 12.05%
6,017,248	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	6,017,248

Total Investment Company		6,017,248

(Cost $6,017,248)

Total Investments		$49,547,688
(Cost $ 49,873,710)(j) — 99.25%

Other assets in excess of liabilities — 0.75%		373,954

NET ASSETS — 100.00%		$49,921,642

*	Non-income producing security.
(a)	Principal amount denoted in Australian Dollars.
(b)	Principal amount denoted in Euros.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Principal amount denoted in Chinese Yuans.
(e)	Zero coupon bond. The rate represents the yield at time of purchase.
(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(g)	Principal amount denoted in Singapore Dollars.
(h)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2014.
(i)	Principal amount denoted in British Pounds.
(j)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2014 (Unaudited)

Foreign currency exchange contracts as of December 31, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	88,534	AUD	107,000	Citibank, N.A.	1/15/15	$1,278
USD	83,721	CHF	81,000	Citibank, N.A.	1/15/15	2,228
USD	1,490,663	EUR	1,200,000	Citibank, N.A.	1/15/15	38,362
USD	1,245,850	EUR	1,000,000	Citibank, N.A.	1/15/15	35,599
USD	1,046,438	EUR	840,000	Citibank, N.A.	1/15/15	29,827
USD	627,896	EUR	500,000	Citibank, N.A.	1/15/15	22,770
USD	435,040	EUR	350,000	Citibank, N.A.	1/15/15	11,452
USD	115,527	EUR	92,775	Citibank, N.A.	1/15/15	3,246
USD	3,002	EUR	2,416	Citibank, N.A.	1/15/15	79
USD	2,193,352	GBP	1,400,000	Citibank, N.A.	1/15/15	11,571
USD	450,093	JPY	53,300,000	Citibank, N.A.	1/15/15	5,052
USD	200,201	SGD	262,500	Citibank, N.A.	1/15/15	2,118

Total						$163,582

Financial futures contracts as of December 31, 2014:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	200	December, 2015	$22,500	USD	49,565,000	Citigroup Global Markets, Inc.
90-Day Euro Dollar	100	June, 2016	20,000	USD	24,662,500	Citigroup Global Markets, Inc.
S & P 500 E-MINI Index	1	March, 2015	694	USD	103,314	Citigroup Global Markets, Inc.

Total			$43,194

Credit default swap as of December 31, 2014:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
5.00%	CDX.NA.HY, Series 23	Credit Suisse Securities (USA) LLC	12/20/19	Sell	USD	420(a)	$26,584

Total (Premiums received $26,570)							$26,584

(a) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2014 (Unaudited)

Abbreviations used are defined below:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	35.55%
Telecom Services	16.52%
Consumer Staples	11.86%
Consumer Discretionary	7.34%
Financials	6.37%
Industrials	3.13%
Information Technology	3.03%
Energy	2.62%
Materials	0.73%
Utilities	0.05%
Other*	12.80%

100.00%

*	Includes cash, Investment Company, credit default swap, futures, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2014 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following seventeen investment portfolios (each a “Fund” and collectively the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

- RBC Small Cap Value Fund (“Small Cap Value Fund”)

- Prime Money Market Fund

- U.S. Government Money Market Fund

- Tax-Free Money Market Fund

- Access Capital Community Investment Fund

- RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)

- RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)

- RBC BlueBay Global High Yield Bond Fund (“Global High Yield Bond Fund”)

- RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)

- RBC BlueBay Absolute Return Fund (“Absolute Return Fund”)

- RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (“Emerging Market Unconstrained Fixed Income Fund”)

- RBC BlueBay Total Return Credit Fund (“Total Return Credit Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as the sub-advisor for each of the seven RBC BlueBay Funds. BlueBay Asset Management USA LLC (“BlueBay US”) also acts as a sub-advisor for the Global High Yield Bond Fund, the Absolute Return Fund and the Total Return Credit Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used, and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue. Short-term debt obligations with less than 60 days to maturity at the time of purchase are valued at amortized cost unless Fund management determines that amortized cost no longer approximates fair market value.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Option contracts traded in the over-the-counter market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Each Money Market Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board.

In the Money Market Funds, in accordance with Rule 2a-7, the fair values of the securities held in the Funds are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements

The Funds disclose the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

—    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

—    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

—    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2014 is as follows:

			Level 2		Level 3
			Significant		Significant
	Level 1		Observable		Unobservable
Funds	Quoted Prices		Inputs		Inputs	Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$72,525,664(a	)	$—		$—	$72,525,664
Enterprise Fund	131,628,039(a	)	88,951		—	131,716,990
Small Cap Core Fund	251,138,163(a	)	—		—	251,138,163
Microcap Value Fund	153,277,878(a	)	58,514(b	)	151,379	153,487,771
Mid Cap Value Fund	5,076,633(a	)	—		—	5,076,633
Small Cap Value Fund	5,079,051(a	)	—		—	5,079,051
Prime Money Market Fund	—		9,695,843,760(c	)	—	9,695,843,760
U.S. Government Money Market Fund	—		6,023,126,999(c	)	—	6,023,126,999
Tax Free Money Market Fund	15,000,000(d	)	1,370,468,978(e	)	—	1,385,468,978
Access Capital Community Investment Fund	19,912,334(d	)	561,198,059(c	)	9,756,944	590,867,337
Emerging Market Select Bond Fund	33,262,627(d	)	163,400,200(c	)	—	196,662,827
Emerging Market Corporate Bond Fund	1,123,438(d	)	19,368,198(c	)	—	20,491,636
Global High Yield Bond Fund	1,246,161(c	)	31,133,934(c	)	—	32,380,095
Global Convertible Bond Fund	621,455(c	)	19,377,563(c	)	—	19,999,018
Absolute Return Fund	258,086,744(d	)	333,908,794(c	)	—	591,995,538
Emerging Market Unconstrained Fixed Income Fund	6,079,988(d	)	8,157,326(c	)	—	14,237,314
Total Return Credit Fund	6,226,443(c	)(d)	43,321,245(c	)	—	49,547,688

Other Financial Instruments*
Emerging Market Select Bond Fund	—		6,553,174		—	6,553,174
Emerging Market Corporate Bond Fund	1,482		82,196		—	83,678
Global High Yield Bond Fund	37,702		104,568		—	142,270
Global Convertible Bond Fund	47,092		120,309		—	167,401
Absolute Return Fund	497,638		11,040,724		—	11,538,362
Emerging Market Unconstrained Fixed Income Fund	2,672		226,805		—	229,477
Total Return Credit Fund	43,194		190,166		—	233,360

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Funds	Quoted Prices	Inputs	Inputs	Total
Liabilities:
Other Financial Instruments*
Access Capital Community Investment Fund	$ (215,502)	$(92,489,207)	$—	$(92,704,709)
Emerging Market Select Bond Fund	—	(2,889,684)	—	(2,889,684)
Emerging Market Corporate Bond Fund	—	(12,147)	—	(12,147)
Global High Yield Bond Fund	(17,691)	(36,580)	—	(54,271)
Global Convertible Bond Fund	—	(346)	—	(346)
Absolute Return Fund	(1,689,836)	(4,819,621)	—	(6,509,457)
Emerging Market Unconstrained Fixed Income Fund	(3,188)	(78,014)	—	(81,202)

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.
(b)	Represents securities as disclosed in the Consumer Discretionary ($28), Industrials ($77), Information Technology ($7,000), and Rights/Warrants ($51,409) sections of the Schedules of Portfolio Investments.
(c)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules of Portfolio Investments.
(d)	Level 1 investments consist of Investment Companies.
(e)	The breakdown of the Fund’s investments by state classification is disclosed in the Schedules of Portfolio Investments.

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, options, swaps and foreign currency exchange contracts which are valued at fair value.

During the period ended December 31, 2014, the Funds except Microcap Value Fund recognized no transfers to/from Level 1 or Level 2. For the Microcap Value Fund, transfers from Level 2 to Level 1 in the amount of $3,602,129 since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Enterprise Fund
(Common Stocks-Industrials)
Balance as of 09/30/14 (value)	$8,916
Net sales	(11,146)
Realized gain (loss)	11,146
Change in unrealized appreciation (depreciation)	(8,916)

Balance as of 12/31/14 (value)	$—

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Microcap Value Fund
	(Common Stocks- Financials)	(Common Stocks- Industrials)
Balance as of 09/30/14 (value)	$4	$1,879
Transfers in	147,200(a)	—
Change in unrealized appreciation (depreciation) *	2,296	—

Balance as of 12/31/14 (value)	$149,500	$1,879

	Access Capital Community Investment Fund
	U.S. Government Obligations (Small Business Administration)	Promissory Notes
Balance as of 09/30/14 (value)	$216,592	$9,336,066
Sales (Paydowns)	—	(48,969)
Change in unrealized appreciation (depreciation) *	(5,415)	258,670

Balance as of 12/31/14 (value)	$211,177	$9,545,767

(a) This security was transferred to Level 3 due to lack of a current market quotation and was valued at fair market value as determined in good faith by the Board or persons acting at their direction using unobservable inputs.

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at December 31, 2014.

The Microcap Value Fund’s assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The Access Capital Community Investment Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter, or for the Money Market Funds, when they are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of December 31, 2014, the Funds held no when-issued securities.

Repurchase Agreements

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (MRA) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Reverse Repurchase Agreements

To obtain short-term financing, the Access Capital Community Investment Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party brokers-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at December 31, 2014 were as follows:

Counterparty	Rate	Trade Date	Maturity Date	Net Closing Amount	Par Value
BNP Paribas	0.28%	9/26/14	1/05/15	$(10,797,965)	$(10,789,489)
BNP Paribas	0.30%	10/02/14	1/16/15	(7,747,838)	(7,741,000)
BNP Paribas	0.30%	10/16/14	1/26/15	(6,778,757)	(6,773,000)
BNP Paribas	0.30%	10/27/14	2/03/15	(6,878,670)	(6,873,000)
BNP Paribas	0.32%	11/04/14	2/18/15	(15,613,698)	(15,599,000)
Goldman Sachs	0.35%	11/26/14	2/26/15	(15,862,175)	(15,848,000)
Goldman Sachs	0.34%	12/02/14	3/02/15	(28,845,498)	(28,821,000)

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Collateral with a value of $95,840,662 has been pledged in connection with reverse repurchase agreements as of December 31, 2014.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Payment-In-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

Derivatives

The Access Capital Community Investment Fund and each of the RBC BlueBay Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

Financial Futures Contracts

The Access Capital Community Investment Fund and the BlueBay Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedule of Portfolio Investments. Collateral pledged for open futures contracts is the cash at the brokers in the amount of $2,668,319, $227,881, $327,292, $842,826, $8,295,637, $21,731 and $47,524 for Access Capital Community Investment Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund, Global Convertible Bond Fund, Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, respectively, at December 31, 2014.

Options

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options. The Emerging Market Corporate Bond Fund, Global High Yield Bond Fund and Global Convertible Bond Fund had outstanding options as of December 31, 2014.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

A Fund may execute transactions in both listed and over-the-counter (“OTC”) options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

A summary of the Global High Yield Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2014	—	$—
Options written	627	47,341
Options terminated in closing purchase transactions	—	—
Options exercised	(199)	(16,252)
Options expired	(18)	(15,640)

Contracts outstanding at December 31, 2014	410	$15,449

A summary of the Global Convertible Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2014	32	$16,000
Options written	98	102,200
Options terminated in closing purchase transactions	—	—
Options exercised	(100)	(91,200)
Options expired	(30)	(27,000)

Contracts outstanding at December 31, 2014	—	$—

A summary of the Total Return Credit Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2014	—	$—
Options written	13	11,700
Options terminated in closing purchase transactions	—	—
Options exercised	(13)	(11,700)
Options expired	—	—

Contracts outstanding at December 31, 2014	—	$—

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Forward Foreign Currency Exchange Contracts

The RBC BlueBay Funds entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of forward contracts at period end are included in the Schedule of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements

The RBC BlueBay Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements as of December 31, 2014.

Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedule of Portfolio Investments under the caption “Interest rate swaps”, “Cross currency swaps”, “Credit default swaps” and “Total return swaps”.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Fair Values of Derivative Instruments as of December 31, 2014 are as follows*:

Fair Values of Derivative Financial Instruments as of December 31, 2014
Statement of Assets and Liabilities Location
Asset Derivatives
							Emerging
							Market
	Access	Emerging	Emerging	Global			Uncon-
	Capital	Market	Market	High	Global		strained	Total
	Community	Select	Corporate	Yield	Convertible	Absolute	Fixed	Return
	Investment	Bond	Bond	Bond	Bond	Return	Income	Credit
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Credit risk:
Credit default swaps at value	$—	$—	$8,781	$9,325	$—	$3,859,297	$120,667	$26,584
Total return swaps at value	—	2,322,924	—	—	—	—	—	—
Equity risk:
Investments, at value (call options purchased)	—	—	—	—	42,984	—	—	—
Investments, at value (put options purchased)	—	—	437	37,702	—	—	—	—
Foreign currency exchange risk:
Unrealized appreciation on forward foreign currency exchange contracts	—	3,449,102	73,415	95,243	120,309	6,983,114	96,944	163,582
Interest rate risk:
Unrealized appreciation on futures contracts	—	—	1,045	—	4,108	497,638	2,672	43,194
Unrealized appreciation on interest rate swaps contracts	—	781,148	—	—	—	198,313	9,194	—

Total	$—	$6,553,174	$83,678	$142,270	$167,401	$11,538,362	$229,477	$233,360

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Liability Derivatives
							Emerging
							Market
	Access	Emerging	Emerging	Global			Uncon-
	Capital	Market	Market	High	Global		strained	Total
	Community	Select	Corporate	Yield	Convertible	Absolute	Fixed	Return
	Investment	Bond	Bond	Bond	Bond	Return	Income	Credit
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Credit risk:
Credit default swaps at value	$—	$—	$—	$36,580	$—	$2,450,776	$8,852	$—
Equity risk:
Written options, at value	—	—	—	11,192	—	—	—	—
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	—	2,075,065	12,147	—	346	449,790	52,513	—
Interest rate risk:
Unrealized depreciation on futures contracts	215,502	—	—	6,499	—	1,689,836	3,188	—
Unrealized depreciation on interest rate swaps contracts	—	814,619	—	—	—	1,919,055	16,649	—

Total	$215,502	$2,889,684	$12,147	$54,271	$346	$6,509,457	$81,202	$—

* For open derivative instruments as of December 31, 2014, see the preceding tables on the Schedule of Portfolio Investments for credit contracts, foreign currency exchange contracts, interest rate contracts and financial futures contracts.

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

With exchange-traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

TBA Commitments

The Access Capital Community Investment Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Mortgage Backed Securities

Because Access Capital Community Investment Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Real Estate Investment Trusts:

The Equity Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance (i.e., AMBAC and MBIA).

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

As of December 31, 2014, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$46,637,453	$27,356,546	$(1,468,335)	$25,888,211
Enterprise Fund	83,635,945	54,612,407	(6,531,362)	48,081,045
Small Cap Core Fund	196,073,975	62,963,006	(7,898,818)	55,064,188
Microcap Value Fund	120,105,148	57,027,699	(23,645,076)	33,382,623
Mid Cap Value Fund	4,833,188	417,558	(174,113)	243,445
Small Cap Value Fund	4,988,919	140,292	(50,160)	90,132
Access Capital Community Investment Fund	571,438,673	24,272,966	(4,844,302)	19,428,664
Emerging Market Select Bond Fund	212,995,595	343,034	(16,675,802)	(16,332,768)
Emerging Market Corporate Bond Fund	21,030,587	340,764	(879,278)	(538,514)
Global High Yield Bond Fund	33,444,310	274,677	(1,301,190)	(1,026,513)
Global Convertible Bond Fund	20,435,762	744,205	(1,137,965)	(393,760)
Absolute Return Fund	596,751,395	5,566,384	(10,322,241)	(4,755,857)
Emerging Market Unconstrained Fixed Income Fund	14,368,355	42,575	(173,616)	(131,041)
Total Return Credit Fund	49,873,710	206,959	(532,981)	(326,022)

As of September 30, 2014, the following Funds had capital loss carryforwards to offset future net capital gains.

	Capital Loss Carryforward	Expires
Prime Money Market Fund	$4,059,261	2017

Tax Free Money Market Fund	10,264	2019

Access Capital Community Investment Fund	2,484,167	2015
	8,197,543	2016
	11,587,282	2018
	4,011,206	2019

As of September 30, 2014, the Access Capital Community Investment Fund, Tax-Free Money Market Fund and Emerging Market Select Bond Fund had a short-term capital loss carryforward of $7,147,501, $5,796 and $2,634,303, respectively, and the Access Capital Community Investment Fund and Emerging Market Select Bond Fund had a long-term capital loss carryforward of $6,550,571 and $182,218, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year capital or ordinary losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2015.

		Deferred
	Deferred	Qualified
	Qualified	Late-Year
	Late-Year	Long-Term
	Ordinary	Capital
	Losses	Losses
SMID Cap Growth Fund	$274,742	$ —
Enterprise Fund	73,803	—
Emerging Market Corporate Bond Fund	—	7,063

4. Commitments

Global High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, Global High Yield Bond may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate Global High Yield Bond to furnish temporary financing to a borrower until permanent financing can be arranged. As of December 31, 2014, Global High Yield Bond Fund had no outstanding bridge loan commitments. In connection with these commitments, Global High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer (principal executive officer)

Date	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer (principal executive officer)

Date	February 26, 2015

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer (principal financial officer)

Date	February 26, 2015

* Print the name and title of each signing officer under his or her signature.